     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2010

                                                             FILE NO. 333-148814

                                                                       811-07271

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 7                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 63                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2009 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 3, 2010. However, it will also be distributed to owners who purchase their policy before May 3, 2010.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 3, 2010. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD LEADERS VUL LIBERTY

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL II OR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 3, 2010


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Hartford Leaders VUL Liberty insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Some policy features may not be available in some states.

Hartford Leaders VUL Liberty is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as the Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, because generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Invesco Variable Insurance Funds, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                           PAGE
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SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
  Hartford Life Insurance Company                                              5
  Harford Life and Annuity Insurance Company                                   8
ABOUT US                                                                      18
  The Companies                                                               18
  The Separate Accounts                                                       18
  The Funds                                                                   18
  The Fixed Account                                                           26
CHARGES AND DEDUCTIONS                                                        26
YOUR POLICY                                                                   28
PREMIUMS                                                                      42
DEATH BENEFITS AND POLICY VALUES                                              44
MAKING WITHDRAWALS FROM YOUR POLICY                                           45
LOANS                                                                         46
LAPSE AND REINSTATEMENT                                                       46
FEDERAL TAX CONSIDERATIONS                                                    47
LEGAL PROCEEDINGS                                                             53
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        54
FINANCIAL INFORMATION                                                         54
GLOSSARY OF SPECIAL TERMS                                                     55
WHERE YOU CAN FIND MORE INFORMATION                                           56

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D. Your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly

4

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charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Front-end sales load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of premium tax charge is generally between 0%
                                                                and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of initial Face Amount for a 1 year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $38.95 per $1,000 of initial Face Amount for a 65-year-old male non-
                      Amount; or                                nicotine.
                      - Within 9 policy years of an increase    Charge for a representative insured
                      in your Face Amount under the Cost of     $10.04 per $1,000 of initial Face Amount for a 38-year-old male
                      Living Adjustment Rider, if elected.      preferred plus non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*


*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015 per $1,000 of the net amount at risk for a 5 year-old-female
POLICIES ISSUED ON                                              in the first policy year.
OR AFTER JANUARY 1,                                             Maximum Charge
2009) (1)                                                       $9.7142 per $1,000 of the net amount at risk for a 85 year-old-male in the first policy year.
                                                                Charge for a Representative Insured
                                                                $.017918 per $1,000 of the net amount at risk for a 38 year-old-male preferred plus non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (POLICIES                                               $0.056667 per $1,000 of the net amount at risk for a 10 year-old
ISSUED PRIOR TO                                                 female in the first year.
JANUARY 1, 2009) (1)                                            Maximum Charge
                                                                $12.745833 per $1,000 of the net amount at risk for an 85-year-old male in the first year.
                                                                Charge for a representative insured
                                                                $0.19296 per $1,000 of the net amount at risk for a 38-year-old male preferred plus non-nicotine in the first year.
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10 per month.
Charge

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       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
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Monthly per $1,000    Monthly for the first 10 policy years.               Minimum Charge
Charge (1)(3)                                                              $3.00 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $0.25 per month)
                                                                           during the first policy year for 10 year old male.
                                                                           Maximum Charge
                                                                           $36.00 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $3.00 per month)
                                                                           during the first policy year for 75-year-old male
                                                                           Charge for a representative insured
                                                                           $3.676 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $.3063 per month)
                                                                           during the first policy year for a 38-year-old male
                                                                           preferred plus non-nicotine
Loan Interest Rate    Monthly if you have taken a loan on your policy.     Maximum Charge: 5% annually
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (4)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           38-year-old male in the first policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
                                                                           Maximum Charge
                                                                           $0.107 per $1 of specified amount for a 59-year-old
                                                                           female in policy year 1.
                                                                           Charge for a representative insured
                                                                           $.040 per $1 of specified amount for a 38-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (4)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $.093 per $1,000 of the net amount at risk for a
                                                                           38-year-old male in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(4)                                                                        $0.015 per $1,000 of the net amount at risk for a
                                                                           5-year-old female in the first policy year.
                                                                           Maximum Charge
                                                                           $9.7142 per $1,000 of the net amount at risk for an
                                                                           85-year-old male smoker in the first policy year.
                                                                           Charge for a representative insured
                                                                           $.0163 per $1,000 of the net amount at risk for a
                                                                           38-year-old male preferred plus non-nicotine in the
                                                                           first policy year.
Child Insurance       Monthly.                                             The fee is $0.50 per $1,000 of coverage for all
Rider                                                                      children.
Overloan Protection   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 from Account Value when you exercise the rider
                      benefit.
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.013624 per $1,000 of the benefit net amount at
Rider                                                                      risk for a 25 year-old female preferred plus
                                                                           non-nicotine in the first policy year.
                                                                           Maximum Charge
                                                                           $0.031128 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old male standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.019068 per $1,000 of the benefit net amount at
                                                                           risk for a 38 year-old male preferred non-nicotine
                                                                           in the first policy year.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(5)

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       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Guaranteed Minimum    Monthly.                                  Maximum Charge:
Accumulation Benefit                                            0.90% of Separate Account Value per year during the GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly.                                  Maximum Charge:
Death Benefit Rider                                             0.75% of Separate Account Value per year during the Rider Period
(GMDB)
DisabilityAccess      Monthly.                                  Minimum Charge*
Rider -- Monthly                                                $0.766 per $100 of monthly benefit for an18 year-old-male,
Charge (6)                                                      non-nicotine.
                                                                Maximum Charge*
                                                                $6.701 per $100 of the monthly benefit for a 60 year-old-male nicotine, rated table 4.
                                                                Charge for a Representative Insured*
                                                                $1.406 per $100 of the monthly benefit for a 40 year-old-male, non-
                                                                nicotine.
DisabilityAccess      Monthly for the first twelve Monthly      Maximum Charge: $10.00
Rider -- FIRST YEAR   Activity Dates following the Rider Issue
MONTHLY RIDER ISSUE   Date
FEE



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) The current mortality and expense risk charge is 0.65% per policy year during policy years 1-10, and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 policy years.

(4) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(5)  There is a one time charge for this rider when benefit is exercised.


(6) This Rider can be continued each year until the Rider Termination Date stated in the policy (this is generally known as "guaranteed renewable"). The Rider Termination Date is the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                                Maximum Charge
                                                                           5.75% of premium. In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                                A percent of premium which varies by your state and
Premium Payments                                                           municipality of residence. The range of tax charge
                                                                           is generally between 0% and 4%.
                                                                           This rate will change if your state or municipality
                                                                           changes its tax charges. It may change if you
                                                                           change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:                        Minimum Charge
                      - During the first 9 policy years;                   $3.00 per $1,000 of the initial Face Amount for a
                      - Within 9 policy years of an unscheduled increase   1-year-old female.
                      in your Face Amount; or                              Maximum Charge
                      - Within 9 policy years of an increase in your Face  $45.00 per $1,000 of the initial Face Amount for a
                      Amount under the Cost of Living Adjustment Rider,    65-year-old male non- nicotine.
                      if elected.                                          Charge for representative insured
                                                                           $12.12 per $1,000 of the initial Face Amount for a
                                                                           41-year-old male preferred plus non-nicotine.
Transfer Fees         When you make a transfer after the first transfer    Maximum Charge: $25 per transfer.*
                      in any month.
Withdrawal Charge     When you take a withdrawal.                          Maximum Charge: $10 per withdrawal.*


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015 per $1,000 of the net amount at risk for a 5 year-old-female
POLICIES ISSUED ON                                              in the first policy year.
OR AFTER JANUARY 1,                                             Maximum Charge
2009) (1)                                                       $9.7142 per $1,000 of the net amount at risk for a 85 year-old-male in the first policy year.
                                                                Charge for a Representative Insured
                                                                $0.22936 per $1,000 of the net amount at risk for a 41 year-old-male preferred plus non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (POLICIES                                               $0.056667 per $1,000 of the net amount at risk for a 10-year-old
ISSUED PRIOR TO                                                 female in the first policy year.
JANUARY 1, 2009) (1)                                            Maximum Charge
                                                                $12.745833 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $0.22936 per $1,000 of the net amount at risk for a 41-year-old male preferred plus non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Monthly per $1,000    Monthly for the first 10 policy years.    Minimum Charge
Charge (1)(3)                                                   $3.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.25 per month) during the first policy year for a
                                                                25-year-old male standard non-nicotine.
                                                                Maximum Charge
                                                                $36.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $3.00 per month) during the first policy year for
                                                                75-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $4.3512 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $.3626 per month) during the first policy year for a 41-year-old male preferred plus non-nicotine.
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge for policy years 1 - 10 is equal to 0.65% per policy year and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 policy years.

10

-------------------------------------------------------------------------------

CHARGES OTHER THAN FUND OPERATING EXPENSES -- CONTINUED


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           41-year-old male in the first policy year
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
                                                                           Maximum Charge
                                                                           $0.107 per $1 of specified amount for a 59-year-old
                                                                           female in policy year 1.
                                                                           Charge for a representative insured
                                                                           $0.042 per $1 of specified amount for a 41-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.10 per $1,000 of the net amount at risk for a
                                                                           41-year-old male in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.015 per $1,000 of the net amount at risk for a
                                                                           10-year-old female preferred non-nicotine in the
                                                                           first policy year.
                                                                           Maximum Charge
                                                                           $9.7142 per $1,000 of the net amount at risk for an
                                                                           85-year-old male nicotine in the first policy year.
                                                                           Charge for a representative insured
                                                                           $.0181 per $1,000 of the net amount at risk for a
                                                                           41-year-old male preferred plus non-nicotine in the
                                                                           first policy year.
Child Insurance       Monthly.                                             The fee is $0.50 per $1,000 of coverage for all
Rider                                                                      children.
Overloan Protection   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 when you exercise the rider benefit.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(2)
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.13624 per $1,000 of the benefit net amount at
Rider                                                                      risk for a 25 year-old female preferred plus
                                                                           non-nicotine in the first policy year.
                                                                           Maximum Charge
                                                                           $0.31128 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old male standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.017906 per $1,000 of the benefit net amount at
                                                                           risk for a 41 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
Guaranteed Minimum    Monthly.                                             Maximum Charge:
Accumulation Benefit                                                       0.90% of Separate Account Value per year during the
Rider (GMAB)                                                               GMAB Period
Guaranteed Paid-Up    Monthly.                                             Maximum Charge:
Death Benefit Rider                                                        0.75% of Separate Account Value per year during the
(GMDB)                                                                     Rider Period
DisabilityAccess      Monthly.                                             Minimum Charge*
Rider -- Monthly                                                           $0.766 per $100 of monthly benefit for an18
Charge (3)                                                                 year-old-male, non-nicotine.
                                                                           Maximum Charge*
                                                                           $6.701 per $100 of the monthly benefit for a 60
                                                                           year-old-male nicotine, rated table 4.
                                                                           Charge for a Representative Insured*
                                                                           $1.593 per $100 of the monthly benefit for a 41
                                                                           year-old-male, non-nicotine.

-------------------------------------------------------------------------------


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
DisabilityAccess      Monthly for the first twelve Monthly Activity Dates  Maximum Charge: $10.00
Rider -- FIRST YEAR   following the Rider Issue Date
MONTHLY RIDER ISSUE
FEE



(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.


(2)  There is a one time charge for this rider when benefit is exercised.


(3) This Rider can be continued each year until the Rider Termination Date stated in the policy (this is generally known as "guaranteed renewable"). The Rider Termination Date is the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

12

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]                     0.35%              2.37%


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2009. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.




                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio -- Class B               0.550%              0.250%              0.150%                N/A
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 0.750%              0.250%              0.240%                N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 0.750%              0.250%              0.080%                N/A
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B              0.550%              0.250%              0.730%                N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   0.750%              0.250%              0.120%                N/A
 AllianceBernstein VPS Value Portfolio
  -- Class B                                  0.550%              0.250%              0.150%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.310%              0.250%              0.020%                N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.430%              0.250%              0.010%                N/A
 American Funds Bond Fund --Class 2           0.380%              0.250%              0.010%                N/A
 American Funds Global Bond Fund --
  Class 2                                     0.560%              0.250%              0.030%                N/A
 American Funds Global Growth and
  Income Fund --Class 2                       0.600%              0.250%              0.030%                N/A

                                                               CONTRACTUAL              NET
                                                               FEE WAIVER              TOTAL
                                          TOTAL ANNUAL           AND/OR                ANNUAL
                                            OPERATING            EXPENSE             OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  ------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio -- Class B               0.950%                 N/A              0.950%
 AllianceBernstein VPS International
  Growth Portfolio -- Class B                 1.240%                 N/A              1.240%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 1.080%                 N/A              1.080%
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B              1.530%                 N/A              1.530%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   1.120%                 N/A              1.120%
 AllianceBernstein VPS Value Portfolio
  -- Class B                                  0.950%                 N/A              0.950%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.580%                 N/A              0.580%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.690%                 N/A              0.690%
 American Funds Bond Fund --Class 2           0.640%                 N/A              0.640%
 American Funds Global Bond Fund --
  Class 2                                     0.840%                 N/A              0.840%
 American Funds Global Growth and
  Income Fund --Class 2                       0.880%                 N/A              0.880%

-------------------------------------------------------------------------------



                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                     0.540%              0.250%              0.030%                N/A
 American Funds Global Small
  Capitalization Fund -- Class 2              0.720%              0.250%              0.040%                N/A
 American Funds Growth Fund -- Class 2        0.330%              0.250%              0.020%                N/A
 American Funds Growth-Income Fund --
  Class 2                                     0.280%              0.250%              0.010%                N/A
 American Funds International Fund --
  Class 2                                     0.500%              0.250%              0.040%                N/A
 American Funds New World Fund --
  Class 2                                     0.770%              0.250%              0.050%                N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)
  PORTFOLIO -- SERVICE CLASS 2                0.560%              0.250%              0.110%                N/A
 FIDELITY(R) VIP DYNAMIC CAPITAL
  APPRECIATION PORTFOLIO -- SERVICE
  CLASS 2                                     0.560%              0.250%              0.380%                N/A
 FIDELITY(R) VIP FREEDOM 2010
  PORTFOLIO -- SERVICE CLASS 2                   N/A              0.250%                 N/A             0.590%
 FIDELITY(R) VIP FREEDOM 2020
  PORTFOLIO -- SERVICE CLASS 2                   N/A              0.250%                 N/A             0.650%
 FIDELITY(R) VIP FREEDOM 2030
  PORTFOLIO -- SERVICE CLASS 2                   N/A              0.250%                 N/A             0.690%
 FIDELITY(R) VIP GROWTH PORTFOLIO --
  SERVICE CLASS 2                             0.560%              0.250%              0.130%                N/A
 FIDELITY(R) VIP MID CAP PORTFOLIO --
  SERVICE CLASS 2                             0.560%              0.250%              0.120%                N/A
 FIDELITY(R) VIP VALUE STRATEGIES
  PORTFOLIO -- SERVICE CLASS 2                0.560%              0.250%              0.180%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                             0.670%              0.250%              0.290%             0.020%
 Franklin Income Securities Fund --
  Class 2                                     0.450%              0.250%              0.020%                N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.520%              0.250%              0.180%             0.030%
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                   0.510%              0.250%              0.300%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.360%                 N/A              0.230%             0.010%

                                                               CONTRACTUAL              NET
                                                               FEE WAIVER              TOTAL
                                          TOTAL ANNUAL           AND/OR                ANNUAL
                                            OPERATING            EXPENSE             OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  ------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                     0.820%                 N/A              0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2              1.010%                 N/A              1.010%
 American Funds Growth Fund -- Class 2        0.600%                 N/A              0.600%
 American Funds Growth-Income Fund --
  Class 2                                     0.540%                 N/A              0.540%
 American Funds International Fund --
  Class 2                                     0.790%                 N/A              0.790%
 American Funds New World Fund --
  Class 2                                     1.070%                 N/A              1.070%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)
  PORTFOLIO -- SERVICE CLASS 2                0.920%                 N/A              0.920%  (1)
 FIDELITY(R) VIP DYNAMIC CAPITAL
  APPRECIATION PORTFOLIO -- SERVICE
  CLASS 2                                     1.190%                 N/A              1.190%  (2)(3)
 FIDELITY(R) VIP FREEDOM 2010
  PORTFOLIO -- SERVICE CLASS 2                   N/A                 N/A              0.840%  (4)
 FIDELITY(R) VIP FREEDOM 2020
  PORTFOLIO -- SERVICE CLASS 2                   N/A                 N/A              0.900%  (4)
 FIDELITY(R) VIP FREEDOM 2030
  PORTFOLIO -- SERVICE CLASS 2                   N/A                 N/A              0.940%  (4)
 FIDELITY(R) VIP GROWTH PORTFOLIO --
  SERVICE CLASS 2                             0.940%                 N/A              0.940%  (5)
 FIDELITY(R) VIP MID CAP PORTFOLIO --
  SERVICE CLASS 2                             0.930%                 N/A              0.930%
 FIDELITY(R) VIP VALUE STRATEGIES
  PORTFOLIO -- SERVICE CLASS 2                0.990%                 N/A              0.990%  (6)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                             1.230%              0.280%              0.950%  (7)(8)
 Franklin Income Securities Fund --
  Class 2                                     0.720%                 N/A              0.720%
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.980%              0.020%              0.960%  (8)
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                   1.070%              0.010%              1.060%  (8)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.600%              0.010%              0.590%

14

-------------------------------------------------------------------------------



                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.800%              0.250%              0.260%                N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.600%              0.250%              0.180%                N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                  1.250%                 N/A              0.210%             0.020%
 Templeton Foreign Securities Fund --
  Class 2                                     0.640%              0.250%              0.150%             0.020%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.470%              0.250%              0.070%                N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.750%              0.250%              0.040%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.610%                 N/A              0.050%                N/A
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                            0.800%                 N/A              0.070%                N/A
 Hartford SmallCap Growth HLS Fund --
  Class IA                                    0.620%                 N/A              0.060%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%                 N/A              0.040%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.610%                 N/A              0.040%                N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%                 N/A              0.050%                N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.710%                 N/A              0.040%                N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%                 N/A              0.050%                N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%                 N/A              0.070%                N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.900%                 N/A              0.210%                N/A
 Hartford Growth HLS Fund --Class IA          0.790%                 N/A              0.060%                N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.700%                 N/A              0.050%                N/A
 Hartford Index HLS Fund --Class IA           0.300%                 N/A              0.050%                N/A
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%                 N/A              0.070%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%                 N/A              0.080%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.700%                 N/A              0.050%                N/A
 Hartford Stock HLS Fund --Class IA           0.470%                 N/A              0.040%                N/A

                                                               CONTRACTUAL              NET
                                                               FEE WAIVER              TOTAL
                                          TOTAL ANNUAL           AND/OR                ANNUAL
                                            OPERATING            EXPENSE             OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  ------------------------------------------------------------
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.310%                 N/A              1.310%
 Mutual Shares Securities Fund --
  Class 2                                     1.030%                 N/A              1.030%
 Templeton Developing Markets
  Securities Fund -- Class 1                  1.480%              0.010%              1.470%
 Templeton Foreign Securities Fund --
  Class 2                                     1.060%              0.010%              1.050%  (8)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.790%                 N/A              0.790%
 Templeton Growth Securities Fund --
  Class 2                                     1.040%                 N/A              1.040%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.660%                 N/A              0.660%
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                            0.870%                 N/A              0.870%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                    0.680%                 N/A              0.680%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.490%                 N/A              0.490%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.650%                 N/A              0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.680%                 N/A              0.680%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                 N/A              0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.690%                 N/A              0.690%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                 N/A              0.810%
 Hartford Global Research HLS Fund --
  Class IA                                    1.110%                 N/A              1.110%
 Hartford Growth HLS Fund --Class IA          0.850%                 N/A              0.850%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.750%                 N/A              0.750%
 Hartford Index HLS Fund --Class IA           0.350%                 N/A              0.350%
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                 N/A              0.740%
 Hartford Money Market HLS Fund --
  Class IA                                    0.480%                 N/A              0.480%
 Hartford Small Company HLS Fund --
  Class IA                                    0.750%                 N/A              0.750%
 Hartford Stock HLS Fund --Class IA           0.510%                 N/A              0.510%

-------------------------------------------------------------------------------



                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%                 N/A              0.050%                N/A
 Hartford Value HLS Fund --Class IA           0.720%                 N/A              0.050%                N/A
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                            0.620%                 N/A              0.290%             0.010%
 Invesco V.I. Capital Development Fund
  -- Series I                                 0.750%                 N/A              0.360%             0.010%
 Invesco V.I. Core Equity Fund --
  Series I                                    0.610%                 N/A              0.290%             0.020%
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 0.670%                 N/A              1.060%             0.640%
 Invesco V.I. Global Real Estate Fund
  -- Series I                                 0.750%                 N/A              0.510%                N/A
 Invesco V.I. International Growth
  Fund -- Series I                            0.710%                 N/A              0.330%             0.020%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 0.730%                 N/A              0.310%             0.030%
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    0.750%                 N/A              0.340%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.500%                 N/A              0.460%                N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       0.750%                 N/A              0.520%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.500%                 N/A              0.430%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class         0.750%                 N/A              0.110%                N/A
 MFS(R) Investors Trust Series --
  Initial Class                               0.750%                 N/A              0.110%                N/A
 MFS(R) Research Bond Series --
  Initial Class                               0.500%                 N/A              0.120%                N/A
 MFS(R) Total Return Series --Initial
  Class                                       0.750%                 N/A              0.070%                N/A
 MFS(R) Value Series -- Initial Class         0.750%                 N/A              0.090%                N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    0.660%              0.250%              0.130%                N/A
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           0.640%              0.250%              0.110%                N/A
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              0.660%              0.250%              0.120%                N/A

                                                               CONTRACTUAL              NET
                                                               FEE WAIVER              TOTAL
                                          TOTAL ANNUAL           AND/OR                ANNUAL
                                            OPERATING            EXPENSE             OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  ------------------------------------------------------------
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.510%                 N/A              0.510%
 Hartford Value HLS Fund --Class IA           0.770%                 N/A              0.770%
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Capital Appreciation
  Fund -- Series I                            0.920%                 N/A              0.920%  (9)
 Invesco V.I. Capital Development Fund
  -- Series I                                 1.120%              0.010%              1.110%  (9)(10)
 Invesco V.I. Core Equity Fund --
  Series I                                    0.920%                 N/A              0.920%  (9)
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 2.370%              1.630%              0.740%  (11)
 Invesco V.I. Global Real Estate Fund
  -- Series I                                 1.260%                 N/A              1.260%  (9)
 Invesco V.I. International Growth
  Fund -- Series I                            1.060%                 N/A              1.060%  (9)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 1.070%                 N/A              1.070%  (9)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    1.090%                 N/A              1.090%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.960%              0.060%              0.900%  (12)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                       1.270%              0.120%              1.150%  (13)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.930%                 N/A              0.930%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class         0.860%                 N/A              0.860%
 MFS(R) Investors Trust Series --
  Initial Class                               0.860%                 N/A              0.860%
 MFS(R) Research Bond Series --
  Initial Class                               0.620%                 N/A              0.620%
 MFS(R) Total Return Series --Initial
  Class                                       0.820%                 N/A              0.820%
 MFS(R) Value Series -- Initial Class         0.840%                 N/A              0.840%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares                    1.040%                 N/A              1.040%  (14)
 Oppenheimer Global Securities Fund/VA
  -- Service Shares                           1.000%                 N/A              1.000%
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares                              1.030%                 N/A              1.030%

16

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                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                 0.710%              0.250%              0.190%                N/A
 Oppenheimer Value Fund/VA - - Service
  Shares                                      0.750%              0.220%              1.200%             0.010%
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB                                    0.550%              0.250%              0.200%             0.010%
 Putnam VT Equity Income Fund -- Class
  IB                                          0.480%              0.250%              0.160%                N/A
 Putnam VT Global Asset Allocation
  Fund -- Class IB                            0.600%              0.250%              0.300%             0.020%
 Putnam VT International Equity Fund
  -- Class IB                                 0.700%              0.250%              0.200%                N/A
 Putnam VT International Value Fund --
  Class IB                                    0.700%              0.250%              0.230%                N/A
 Putnam VT Small Cap Value Fund --
  Class IB                                    0.630%              0.250%              0.220%             0.050%
 Putnam VT Voyager Fund --Class IB            0.560%              0.250%              0.160%             0.080%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                       0.750%              0.350%              0.310%             0.010%
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                       0.720%              0.350%              0.300%             0.010%
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income
  Portfolio -- Class II                       0.570%              0.250%              0.050%                N/A

                                                               CONTRACTUAL              NET
                                                               FEE WAIVER              TOTAL
                                          TOTAL ANNUAL           AND/OR                ANNUAL
                                            OPERATING            EXPENSE             OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT           EXPENSES
--------------------------------------  ------------------------------------------------------------
 Oppenheimer Main Street Small Cap
  Fund(R)/VA --Service Shares                 1.150%                 N/A              1.150%  (15)
 Oppenheimer Value Fund/VA - - Service
  Shares                                      2.180%                 N/A              2.180%  (16)
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund --
  Class IB                                    1.010%                 N/A              1.010%  (17)
 Putnam VT Equity Income Fund -- Class
  IB                                          0.890%                 N/A              0.890%  (17)
 Putnam VT Global Asset Allocation
  Fund -- Class IB                            1.170%                 N/A              1.170%  (17)
 Putnam VT International Equity Fund
  -- Class IB                                 1.150%                 N/A              1.150%  (18)
 Putnam VT International Value Fund --
  Class IB                                    1.180%                 N/A              1.180%  (17)
 Putnam VT Small Cap Value Fund --
  Class IB                                    1.150%                 N/A              1.150%  (17)
 Putnam VT Voyager Fund --Class IB            1.050%                 N/A              1.050%  (18)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth
  Portfolio -- Class II                       1.420%                 N/A              1.420%  (19)(20)
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II                       1.380%                 N/A              1.380%  (19)(21)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Growth and Income
  Portfolio -- Class II                       0.870%                 N/A              0.870%  (22)


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.

(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.08%.

(3) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued by the fund's manager at any time.

(4) Fidelity Management & Research Company has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% Service Class 2, respectively.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.98%.

(7) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration

-------------------------------------------------------------------------------

     fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.

(8) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(9) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses to 1.30% of average daily net assets.

(10) The Adviser has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(11) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.10% of average daily net assets.

(12) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.

(13) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.

(14) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.

(15) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the fund's total annual operating expenses so that those expenses, as percentages of daily net assets would not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time.

(16) Effective May 1, 2009, the Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Service Shares. This voluntary undertaking may be amended or withdrawn at any time. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

(17) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

(18) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.


(19) The Ratios of Expenses reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period.



(20) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.



(21) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(22) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.

18

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        AllianceBernstein L.P.
  STRATEGY PORTFOLIO -- CLASS B          Advisor's determination of reasonable risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B +
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS REAL ESTATE       Seeks total return from long-term growth of  AllianceBernstein L.P.
  INVESTMENT PORTFOLIO -- CLASS B        capital and income

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO   Seeks long-term growth of capital            AllianceBernstein L.P.
  -- CLASS B ++
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL BOND FUND --      Seeks to provide you, over the long term,    Capital Research and Management Company
  CLASS 2                                with a high level of total return as is
                                         consistent with prudent management, by
                                         investing primarily in investment grade
                                         bonds issued by entities based around the
                                         world and denominated in various
                                         currencies, including U.S. dollars
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks to make your investment grow over      Capital Research and Management Company
  INCOME FUND -- CLASS 2                 time and provide you with current income by
                                         investing primarily in stocks of
                                         well-established companies located around
                                         the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.

20

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP DYNAMIC CAPITAL         Seeks capital appreciation                   Fidelity Management & Research Company
  APPRECIATION PORTFOLIO -- SERVICE                                                   Sub-advised by FMR Co., Inc. and other
  CLASS 2+                                                                            Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP GROWTH PORTFOLIO --     Seeks capital appreciation                   Fidelity Management & Research Company
  SERVICE CLASS 2 +                                                                   Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP VALUE STRATEGIES        Seeks capital appreciation                   Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2 +                                                      Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (2)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2 (3)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS FUND  Seeks long-term growth of capital            HL Investment Advisors, LLC
  -- CLASS IA (4) +                                                                   Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALLCAP GROWTH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA +                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
  +                                                                                   Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA (5)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP

22

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA (6)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA +   Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
INVESCO VARIABLE INSURANCE FUNDS (7)
 INVESCO V.I. CAPITAL APPRECIATION FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (8) +
 INVESCO V.I. CAPITAL DEVELOPMENT FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (9) +
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (10)
 INVESCO V.I. GLOBAL MULTI-ASSET FUND    Seeks to provide total return consistent     Invesco Advisers, Inc.
  -- SERIES I (11)                       with a moderate level of risk relative to
                                         the broad stock market
 INVESCO V.I. GLOBAL REAL ESTATE FUND    Total return through growth of capital and   Invesco Advisers, Inc. Invesco Asset
  -- SERIES I (12)                       current income                               Management Limited
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (13)
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (14)
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (15)

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce the opportunity for
                                         a high total return
 LORD ABBETT CAPITAL STRUCTURE           Current income and capital appreciation      Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC (16) +
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
  (17)
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES +            investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES +                    investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES +                       growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES +         investing mainly in small company stocks.
 OPPENHEIMER VALUE FUND/VA -- SERVICE    Seeks long term growth of capital by         OppenheimerFunds, Inc.
  SHARES +                               investing primarily in common stocks with
                                         low price earnings ratios and
                                         better-than-anticipated earnings.
PUTNAM VARIABLE TRUST
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB +                             Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB

24

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  Long-term return consistent with             Putnam Investment Management, LLC Putnam
  -- CLASS IB +                          preservation of capital                      Advisory Company, LLC
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Capital appreciation                         Putnam Investment Management, LLC Putnam
  CLASS IB +                                                                          Advisory Company, LLC
 PUTNAM VT INTERNATIONAL VALUE FUND --   Capital growth. Current income is a          Putnam Management Putnam Advisory Company,
  CLASS IB (18) +                        secondary objective                          LLC
 PUTNAM VT SMALL CAP VALUE FUND --       Capital appreciation                         Putnam Investment Management, LLC
  CLASS IB +
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.
  PORTFOLIO -- CLASS II+(19)             primarily in common stocks and other equity
                                         securities
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II+(20)             cycle of three to five years by investing    doing business in certain instances as Van
                                         in common stocks and other equity            Kampen
                                         securities
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT GROWTH AND INCOME        Seeks to provide long-term growth of         Van Kampen Asset Management
  PORTFOLIO -- CLASS II +(21)            capital and income primarily through
                                         investments in common stocks



+ Closed to all premium payments and transfers of account value for all policies issued on or after 10/12/2009




NOTES



(1)  Formerly Franklin Small Cap Fund



(2)  Formerly Mutual Discovery Securities Fund -- Class 2



(3)  Formerly Templeton Global Income Securities Fund -- Class 2



(4)  Formerly Hartford MidCap Growth HLS Fund -- Class IA



(5)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(6)  Formerly Hartford Global Equity HLS Fund -- Class IA



(7)  Formerly AIM Variable Insurance Funds



(8)  Formerly AIM V.I. Capital Appreciation Fund -- Series I



(9)  Formerly AIM V.I. Capital Development Fund -- Series I



(10) Formerly AIM V.I. Core Equity Fund -- Series I



(11) Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I



(12) Formerly AIM V.I. Global Real Estate Fund -- Series I



(13) Formerly AIM V.I. International Growth Fund -- Series I



(14) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I



(15) Formerly AIM V.I. Small Cap Equity Fund -- Series I



(16) Formerly Lord Abbett America's Value Portfolio -- Class VC



(17) Formerly MFS(R) Emerging Growth Series -- Initial Class



(18) Formerly Putnam VT International Growth and Income Fund -- Class IB



(19) Effective June 1, 2010, the Portfolio's name will change to UIF Mid Cap Growth Portfolio.

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(20) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen -- UIF U.S. Mid Cap Value Portfolio will be merged into Invesco Van Kampen V.I. U.S. Mid Cap Value Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. U.S. Mid Cap Value Fund is added as an investment option to your Contract and all references to Van Kampen -- UIF U.S. Mid Cap Value Portfolio are deleted.



(21) Pursuant to a Plan of Reorganization and upon shareholder approval, the Van Kampen LIT Comstock Portfolio will be merged into Invesco Van Kampen V.I. Comstock Fund effective at the close of business on May 28, 2010. If approved, the Invesco Van Kampen V.I. Comstock Fund is added as an investment option to your Contract and all references to Van Kampen LIT Comstock Portfolio are deleted.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Invesco Advisors, Inc., Lord Abbett Series Fund & Lord Abbett Distributors,

26

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LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2009, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $78 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed 4,284,200. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit not more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 4.25% in the first 5 policy years and 0.25% in policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 4.25% in the first 5 policy years and 0.25% in policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 6.25% in the first 5 policy years and 2.25% in policy years 6 plus. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction

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Amount and is designed to compensate the Company for the costs of paying death benefits.

The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009 (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month for initial face amounts of $100,000 and above. The current charge for initial face amounts below $100,000 is $10 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of your Account Value in the Sub-Accounts. After the 10th policy year there is no mortality and expense risk charge on a current basis. During policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of your Account Value in the Sub-Accounts in policy years 21 plus.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of your Account Value in the Sub-Accounts. After the 10th policy year there is no mortality and expense risk charge on a current basis. During policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of your Account Value in the Sub-Accounts, in policy years 21 plus.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge can be deducted for a period of up to:

- 10 years after you purchase your policy, however, we are only currently charging for 5 years; and

- 10 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected, however we are only currently charging for 5 years.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option issue age or

28

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age at time of a Face Amount increase, sex and insurance class. The charge is on the Policy Specification pages of the contract. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.



RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Policy will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

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FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Policy will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

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ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

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- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is in effect. A non-variable paid-up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect (Hartford Life Insurance Company Policies
Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

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CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where you can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, you must transfer these amounts into your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select your EDCA Target Investment Options when you enroll in the program. The EDCA Target Investment Options may be the same as your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when you purchased your Policy and/or enrolled in the program. You may elect to terminate your participation in the Enhanced Rate DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless your notify us with alternative allocation instructions.

Please consult your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model

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portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day of the GMAB Period (Benefit Date), will be at least equal to your premiums paid (as adjusted for withdrawals and face decreases). The Benefit Date is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount. The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $5,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to you.

- Withdrawals (does not include Policy Loans) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider

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  for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GMDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Paid-Up Policy will have a Death Benefit at least equal to the greater of:

- Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and decreases, or

- A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness, 2001 CSO, and 5% interest.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $10,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

- Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

- We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

- If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will AUTOMATICALLY continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

- The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value,

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  minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

- Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACT AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GMDB RIDERS.

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

WITHDRAWALS

RIDERBENEFITREDUCTION(t) = [Gross Withdrawal amount / (Account Value(t) - Indebtedness(t))] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

REDUCTIONS

RIDERBENEFITREDUCTION(t) = (Decrease Amount / TotalFace) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial face amount of $1,000,000 with death benefit option A and the following assumptions:

-   GMAB is selected, with a premium requirement of 15,312.

-   Paid 15,320 annually for 20 years

-   Decrease transaction: year 3, month 6 / decrease = 200,000

-   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000

Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768

Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80
Withdrawal in year 4, month 6

Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14

Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04


DISABILITYACCESS RIDER (A DISABILITY INCOME RIDER) -- This Rider will pay a Monthly Disability Benefit if the Insured is Totally Disabled from Sickness or Injury and is receiving Care from a Health Care Provider for such condition and otherwise satisfies the conditions in the Rider.



There is a Monthly Rider Charge (the charge is a dollar amount per $100 of monthly rider benefit) and a First Year Monthly Rider Issue Fee. This Rider is guaranteed renewable to the Policy anniversary date closest to the Insured's 65th birthday. We have the right to change (increase) the Monthly Rider Charge at anytime (we will notify you before the change takes place). Any such change will be filed and approved where required by the appropriate state insurance departments. Any change we make will be applied on a uniform basis for Insureds of the same Issue Age, Sex, Rider Insurance Class and the length of time coverage has been in-force, without regard to any change in the health status of the Insured. The Monthly Rider Charge is treated as a distribution from your base life insurance policy. Generally, disability benefits paid under the DisabilityAccess Rider are excluded from gross income as compensation for injuries or sickness under Section 104(a). Please refer to the Federal Considerations discussion for information regarding the tax treatment of distributions. The maximum amount of benefits that may be paid under the Rider is called the Maximum Lifetime Disability Benefit and this amount will be shown in the Policy (the amount is generally equal to two years of monthly payments). This Rider is only available at Policy issuance.



Totally Disabled means the Insured, while Gainfully Working, suffered a disability resulting from Sickness or Injury and, as a result of such disability, the Insured is prevented from performing the Substantial and Material Duties of his or her Own

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Occupation. A Sickness is a physical or mental condition which first manifests itself while the Rider is in force. An Injury is a bodily Injury that results from an accident that occurs while the Rider is in force. Care means regular (in accordance with accepted medical practices) and personal treatment from a licensed Health Care Provider which is appropriate for the Injury or Sickness according to generally accepted medical standards. A Health Care Provider is a legally licensed physician or doctoral level psychologist acting within the scope of his or her license in the state of licensure. It cannot be You, the Insured, or Your or the Insured's family member, business partner or associate. Gainfully Working means being employed or self employed for monetary gain or reward in any type of business, trade or occupation (does not include hobbies). Substantial and Material Duties means those duties that are normally required to be performed at the Insured's Own Occupation and which can't be reasonably modified or omitted. Own Occupation is the Insured's usual Gainful Work which he/she was engaged in or performing for wage or salary, immediately prior to the date Total Disability began.



We will not pay a Monthly Disability Benefit for a Total Disability resulting from:



1.   attempted suicide, or self-inflicted Injury, while sane or insane;



2.   any act or incident of insurrection or war, declared or undeclared;



3.   participation in, or attempting to participate in, a riot or insurrection;



4. service in the military forces full-time. Periods of military training of not more than 30 days will not be considered full time military service;



5. commission of, or participation in the commission of, a felony or engaging in an illegal activity or occupation;



6. flight in any aircraft if the Insured is a pilot or crew member, or a student pilot or crew member;



7. normal childbirth or pregnancy except for Total Disability due to complications of pregnancy. A complication of pregnancy means any disease, disorder, emergency non-elective cesarean section or condition whose diagnosis is distinct from pregnancy but is adversely affected by or caused by pregnancy and which requires physician-prescribed supervision. Conditions which are not complications include, but are not limited to, conditions, occurrences and procedures such as morning sickness; false labor; and physician-prescribed rest during the period of pregnancy; and similar conditions, occurrences and procedures associated with the management of a difficult pregnancy which do not constitute a categorically distinct complication of pregnancy;



8. a Pre-Existing Condition if Total Disability starts during the first 2 years from this Rider's Issue Date, unless it is fully disclosed in the application and is not excluded from coverage by name or specific description;



9. a condition or avocation which is excluded from coverage by Amendment to this Rider by name or specific description; or



10. an injury or sickness incurred while the Insured is incarcerated in a penal or correctional institution.



In addition, this Rider does not provide a Monthly Disability Benefit if the Insured or his/her Health Care Provider reside outside of the United States.



A Pre-Existing Condition is:



1. a physical or mental condition for which the Insured was diagnosed or received (or was recommended to receive) medical or mental health care advice, care, or treatment within the 2 year period preceding the Rider Issue Date; or



2. a physical or mental condition which produced symptoms which would cause an ordinary prudent person to seek diagnosis, medical mental health care advice, care, or treatment during the 2 year period preceding the Rider Issue Date.



The Monthly Disability Benefit is an amount that we will pay You at the end of each Month if the Insured is Totally Disabled from Sickness or Injury subject to the Maximum Lifetime Disability Benefit. The rider requires that the insured be totally disabled and not engaged in any gainful work for 90 days prior to being eligible for benefit payments. This is the Waiting Period. The Waiting Period begins when the insured is first treated by or has a consultation with a qualified health care provider for the sickness or injury causing the Total Disability. The 90 days of Total Disability do not have to be consecutive, but the Waiting Period must be satisfied within 120 days from when it began. Monthly benefit payments are not available nor do they accrue during the Waiting Period.



We may require the Insured to be examined by a licensed Health Care Provider of Our choosing as often as is reasonable while a claim is pending or while You are receiving Monthly Disability Benefits under this Rider. We will pay the cost of any examinations that We require.



WHEN BENEFIT PAYMENTS END



We will continue to pay a Monthly Disability Benefit under this Rider until the first of the following to occur:



1.   the Insured is no longer Totally Disabled;



2.   the death of the Insured;



3. total Monthly Disability Benefits paid under the Rider equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications;



4. We fail to receive from You Proof of Continued Total Disability in accordance with the provisions of this Rider; or



5. the Rider terminates in accordance with any of the conditions listed in the Rider Termination provision.



However, if an Accumulation Period begins, or the Insured suffers a Recurrent and Continuous Disability, within one year

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immediately prior to the Rider Termination Date, the Insured will be eligible for Monthly Disability Benefits (provided the Conditions for Eligibility of Benefit Payments have been met) until the earlier of (a) the end of 12 months from the First Benefit Day (or the date the Monthly Disability Benefit resumes and begins to accrue for a Recurrent and Continuous Disability); or (b) until any of the events described in 1. through 4. above occur.



RECURRENT AND CONTINUOUS DISABILITY



If, within six months following the end of a previously covered Total Disability, the Insured becomes Totally Disabled due to the same or related Sickness or Injury that caused the (Continued) previous Total Disability, We will consider the previous Total Disability to be continuous. If this occurs, the Waiting Period will be deemed to be satisfied and the Monthly Disability Benefit will resume and begin to accrue as of the day the Insured was first treated by or had a consultation with a Health Care Practitioner for the Sickness or Injury causing the subsequent, but continuous, Total Disability. This provision will not apply beyond the Rider Termination Date.



CONCURRENT DISABILITY



If a Monthly Disability Benefit is being paid for a Concurrent Disability, the following will apply:



1. such benefit will continue to be paid provided the Insured remains Totally Disabled due to at least one of the Injuries or Sicknesses causing the Concurrent Disability and none of the events described under When Benefits End has occurred;



2. the Monthly Disability Benefit will be paid as if there is only one Injury or Sickness; and



3. in no event will the Insured be considered to have more than one Total Disability at the same time.



RIDER TERMINATION



This Rider will terminate on the first of the following to occur:



1.   the date We receive Your request, In Writing, to terminate it;



2. total Monthly Disability Benefits paid equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications



3.   the date the Policy matures or terminates;



4.   the Rider Termination Date shown in the Policy Specifications; and



5. the date on which all additional benefits provided by Rider are deemed to have terminated in accordance with any provision of the Policy.


ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction of Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The tax treatment of surrender proceeds from a surrendered policy pursuant to the Estate Tax Repeal Rider is the same as the tax treatment of surrender proceeds from a surrendered policy without the rider. See "Federal Tax Considerations" for more information. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

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You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coveragein various combinations for your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider. The rider terminates following the insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.

ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300 (one time charge when benefit is exercised).

LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. At your request the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including a written certification from a Licensed Health Care Practitioner that the Insured is Chronically Ill. The certification must also state that the insured is in need of services under a plan and that such services are likely to be needed for the rest of the insured's life. In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. We will provide you prior written notice of any such restrictions or limitations and you may terminate this rider at anytime. This rider is only available at Policy issuance and there is a charge for this rider.

OVERLOAN PROTECTION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

Riders may not be available in all states.

MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary

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will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford cams Investment income from the proceeds under the program. The Investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered

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with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for policy year 1. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 20% of Target Premium and 2% on premiums above the Target Premium.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target Premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2010, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A. G. Edwards & Sons, Inc., Advantage Capital Corporation, American Portfolios Financial Services, Arvest Asset Management, AXA Advisors, LLC, Banc of America Investment Services, BBVA Investments, Inc., BOSC, Inc., Cadaret Grant & Co. Inc., Capital Analysts, Incorporated CCO Investment Services Corporation, Centara Capital Securities, Inc., Chase Investment Services, Citicorp Investment Services, Citigroup Global Markets Inc., Comerica Securities, Inc., Commonwealth Equity Services, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., CORE Group, County Club Financial Services, Inc., Delta Trust Investments, Inc., Edward D. Jones & Company, Excel Securities & Associates, Inc., Fifth Third Securities, Inc., Financial Independence Group, Inc., Financial Network Investment Corporation, First Allied Securities, Inc., First Global Securities, Inc., First Heartland Capital Inc., First Midwest Securities, Foothill Securities, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Great American Investors, Inc., H. Beck, Inc., H.D. Vest Investment Securities, Inc. & Affiliates, Hilliard Lyons, HRC Investment Services, Inc., HSBC Securities USA, Inc., Huntington Investment Company, IFG, IBN Financial Services, Inc., IFC Holdings, Inc., Independent Financial Group, LLC, Infinex Investments, Inc., Invest Financial Corporation, Investacorp, Inc., Investors Capital Corporation, J.J.B. Hilliard, W.L. Lyons, LLC, Janney Montgomery Scott, John L. Wortham & Son Investments, Inc., Key Investment Services, LLC, Kovack Securities, Inc., Legend Equities Corporation, Legend Merchant Group, Inc., LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Midwest Financial Group Brokerage Services, Inc., MML Investors Services, Inc., Money Concepts Capital Corporation, Morgan Keedgan & Company, Inc., MorganStanley SmithBarney LLC, National City Investments Corporation, New World Financial, Inc., Next Financial Group, Inc., NFP Securities, Inc., Ogilivie Securities Advisors Corporation, People's Securities, Inc., PNC Investments, LLC, PrimeVest Financial Services, Inc., Questar Capital Corporation, Raymond James & Associates, Raymond James Financial Services, RBC Capital Markets Corporation, RMIN Securities, Inc., Robert W. Baird & Company, Inc., Royal Alliance Associates, Sage Rutty & Company, Inc., Sagepoint Financial, Inc., Securities America, Inc., Stanley Laman Group Securities, LLC, Steadfast Capital Markets Group, LLC, Stephens, Inc., Summit Brokerage Services, Inc., The Investment Center, Inc., Todd A. Slingerland, Transamerica Financial Advisors, Trubee Collins & Company, Inc., UBS Financial Services, Inc., United Brokerage Services, Inc., United Planners Financial Services, US Bancorp Investments, Inc., Uvest Financial Services Group, Inc., Vanderbuilt Securities, LLC, Wachovia Insurance Services Broker Dealer, Inc., Wall Street Financial Group, Wells Fargo Advisors, LLC PCG, Wells Fargo Investments, LLC, Woodbury Financial Services, Inc., World Financial Group, Wortham.

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PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.


After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. After the policy is issued and upon commencement of the Free-Look Period, any initial Net

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Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If you make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy

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with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

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       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

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We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                               MAXIMUM INTEREST RATE
                                          CHARGED EQUALS THE FIXED ACCOUNT
DURING POLICY YEARS                        MINIMUM CREDITED RATE 3% PLUS:
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                  1-10                               2%
              11 and later                          0.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No-Lapse Guarantee is not available.

If the policy goes into default, we will send You a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.

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We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No-Lapse Guarantee is available. The No-Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 85 or less;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years or to insured age 75 if sooner, but never less than 5 years.

While the No-Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly NoLapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- Net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   any Indebtedness carried over to the reinstated policy.

-   The Surrender Charge is based on the duration from the original policy date.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of

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each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

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We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability"

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means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

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Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the

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30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

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The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The

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district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in the Statement of Additional Information (SAI). In addition we have included the following:


Hartford Life Insurance Company Policies:


We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010 in the SAI.



To receive a copy of the SAI free of charge, call your financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the policy.

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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07271

811-07273

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL LIBERTY
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2010



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2010

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE INSURANCE COMPANY                                            3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



With respect to the unaudited interim financial information of Hartford Life Insurance Company for the periods ended March 31, 2010 and 2009 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended March 31, 2010 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate

4                                            HARTFORD LIFE INSURANCE COMPANY

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dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2009: $1,194,533; 2008: $1,695,450; and; 2007: $2,199,880.
HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.


The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table, (ANB) Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ANB) Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.


Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and

HARTFORD LIFE INSURANCE COMPANY                                            5

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surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2009 follow this page of the SAI. In addition, we have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

                                     PART A

HARTFORD LEADERS VUL LIBERTY

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL II OR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 3, 2010


                                                             [THE HARTFORD LOGO]

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--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series II of the Hartford Leaders VUL Liberty insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Some policy features may not be available in some states.

Hartford Leaders VUL Liberty is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as the Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, because generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.

The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



  AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class B AllianceBernstein VPS International Value Portfolio -- Class B AllianceBernstein VPS Real Estate Investment Portfolio -- Class B AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B



AMERICAN FUNDS INSURANCE SERIES



  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Bond Fund -- Class 2
  American Funds Global Growth and Income Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



  Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2010 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2030 Portfolio -- Service Class 2 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2 Fidelity(R) VIP Strategic Income Portfolio -- Service Class 2



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



  Franklin Flex Cap Growth Securities Fund -- Class 2
  Franklin Income Securities Fund -- Class 2
  Franklin Rising Dividends Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1
  Mutual Global Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 1
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2



HARTFORD HLS SERIES FUND II, INC.



  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford U.S. Government Securities HLS Fund -- Class IA



HARTFORD SERIES FUND, INC.



  Hartford Capital Appreciation HLS Fund -- Class IA
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Global Growth HLS Fund -- Class IA
  Hartford Global Research HLS Fund -- Class IA
  Hartford Growth HLS Fund -- Class IA
  Hartford High Yield HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA

  Hartford Small Company HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA
  Hartford Value HLS Fund -- Class IA



INVESCO VARIABLE INSURANCE FUNDS



  Invesco V.I. Core Equity Fund -- Series I
  Invesco V.I. Global Multi-Asset Fund -- Series I
  Invesco V.I. Global Real Estate Fund -- Series I
  Invesco V.I. International Growth Fund -- Series I
  Invesco V.I. Mid Cap Core Equity Fund -- Series I
  Invesco V.I. Small Cap Equity Fund -- Series I



LORD ABBETT SERIES FUND, INC.



  Lord Abbett Bond-Debenture Portfolio -- Class VC
  Lord Abbett Fundamental Equity Portfolio -- Class VC
  Lord Abbett Growth and Income Portfolio -- Class VC



MFS(R) VARIABLE INSURANCE TRUST



  MFS(R) Growth Series -- Initial Class
  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) Research Bond Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class



PUTNAM VARIABLE TRUST



  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Investors Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     6
  Hartford Life Insurance Company                                              6
  Harford Life and Annuity Insurance Company                                   9
ABOUT US                                                                      17
  The Companies                                                               17
  The Separate Accounts                                                       17
  The Funds                                                                   17
  The Fixed Account                                                           23
CHARGES AND DEDUCTIONS                                                        23
YOUR POLICY                                                                   25
PREMIUMS                                                                      39
DEATH BENEFITS AND POLICY VALUES                                              41
MAKING WITHDRAWALS FROM YOUR POLICY                                           43
LOANS                                                                         43
LAPSE AND REINSTATEMENT                                                       44
FEDERAL TAX CONSIDERATIONS                                                    45
LEGAL PROCEEDINGS                                                             50
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        51
ILLUSTRATIONS OF POLICY BENEFITS                                              51
FINANCIAL INFORMATION                                                         52
GLOSSARY OF SPECIAL TERMS                                                     53
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT
VALUES AND CASH SURRENDER VALUES                                              54
WHERE YOU CAN FIND MORE INFORMATION                                           59

4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D. Your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment

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performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

6

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end sales load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of premium tax charge is generally between 0%
                                                                and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of initial Face Amount for a 1 year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $38.95 per $1,000 of initial Face Amount for a 65-year-old male non-
                      Amount; or                                nicotine.
                      - Within 9 policy years of an increase    Charge for a representative insured
                      in your Face Amount under the Cost of     $10.04 per $1,000 of initial Face Amount for a 38-year-old male
                      Living Adjustment Rider, if elected.      preferred plus non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*


*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015 per $1,000 of the net amount at risk for a 5 year-old-female
POLICIES ISSUED ON                                              in the first policy year.
OR AFTER JANUARY 1,                                             Maximum Charge
2009) (1)                                                       $9.7142 per $1,000 of the net amount at risk for a 85 year-old-male in the first policy year.
                                                                Charge for a Representative Insured
                                                                $0.19296 per $1,000 of the net amount at risk for a 38 year-old-male preferred plus non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (POLICIES                                               $0.056667 per $1,000 of the net amount at risk for a 10 year-old
ISSUED PRIOR TO                                                 female in the first year.
JANUARY 1, 2009) (1)                                            Maximum Charge
                                                                $12.745833 per $1,000 of the net amount at risk for an 85-year-old male in the first year.
                                                                Charge for a representative insured
                                                                $0.19296 per $1,000 of the net amount at risk for a 38-year-old male preferred plus non-nicotine in the first year.
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10 per month.
Charge

-------------------------------------------------------------------------------


       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Monthly per $1,000    Monthly for the first 10 policy years.               Minimum Charge
Charge (1)(3)                                                              $3.00 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $0.25 per month)
                                                                           during the first policy year for 10 year old male.
                                                                           Maximum Charge
                                                                           $36.00 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $3.00 per month)
                                                                           during the first policy year for 75-year-old male
                                                                           Charge for a representative insured
                                                                           $3.6756 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $0.3063 per month)
                                                                           during the first policy year for a 38-year-old male
                                                                           preferred plus non-nicotine
Loan Interest Rate    Monthly if you have taken a loan on your policy.     Maximum Charge: 5% annually
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (4)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           38-year-old male in the first policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
                                                                           Maximum Charge
                                                                           $0.107 per $1 of specified amount for a 59-year-old
                                                                           female in policy year 1.
                                                                           Charge for a representative insured
                                                                           $0.04 per $100 of specified amount for a
                                                                           38-year-old male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (4)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.093 per $1,000 of the net amount at risk for a
                                                                           38-year-old in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(4)                                                                        $0.015 per $1,000 of the net amount at risk for a
                                                                           5-year-old female in the first policy year.
                                                                           Maximum Charge
                                                                           $9.7142 per $1,000 of the net amount at risk for an
                                                                           85-year-old male smoker in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.016 per $1,000 of the net amount at risk for a
                                                                           38-year-old male preferred plus non-nicotine in the
                                                                           first policy year.
Child Insurance       Monthly.                                             The fee is $0.50 per $1,000 of coverage for all
Rider                                                                      children.
Overloan Protection   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 from Account Value when you exercise the rider
                      benefit.
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.013624 per $1,000 of the benefit net amount at
Rider                                                                      risk for a 55 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
                                                                           Maximum Charge
                                                                           $0.031128 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old female standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.019068 per $1,000 of the benefit net amount at
                                                                           risk for a 38 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(5)

8

-------------------------------------------------------------------------------


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum    Monthly.                                  Maximum Charge:
Accumulation Benefit                                            0.90% of Separate Account Value per year during the GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly.                                  Maximum Charge:
Death Benefit Rider                                             0.75% of Separate Account Value per year during the Rider Period
(GMDB)
DisabilityAccess      Monthly.                                  Minimum Charge
Rider -- Monthly                                                $0.766 per $100 of monthly benefit for an 18 year-old-male,
Charge (6)                                                      non-nicotine.
                                                                Maximum Charge
                                                                $6.701 per $100 of the monthly benefit for a 60 year-old-male nicotine.
                                                                Charge for a Representative Insured
                                                                $1.406 per $100 of the monthly benefit for a 38 year-old-male, non-
                                                                nicotine.
DisabilityAccess      Monthly for the first twelve Monthly      Maximum Charge: $10.00
Rider -- FIRST YEAR   Activity Dates following the Rider Issue
MONTHLY RIDER ISSUE   Date
FEE


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge is 0.65% per policy year during policy years 1-10, and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 policy years.

(4) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(5)  There is a one time charge for this rider when benefit is exercised.

(6) This Rider can be continued each year until the Rider Termination Date stated in the policy (this is generally known as "guaranteed renewable."). The Rider Termination Date is the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

-------------------------------------------------------------------------------

FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium. In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of the initial Face Amount for a 1-year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $45.00 per $1,000 of the initial Face Amount for a 65-year-old male
                      Amount; or                                non- nicotine.
                      - Within 9 policy years of an increase    Charge for representative insured
                      in your Face Amount under the Cost of     $12.12 per $1,000 of the initial Face Amount for a 41-year-old male
                      Living Adjustment Rider, if elected.      preferred plus non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

10

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015 per $1,000 of the net amount at risk for a 5 year-old-female
POLICIES ISSUED ON                                              in the first policy year.
OR AFTER JANUARY 1,                                             Maximum Charge
2009) (1)                                                       $9.7142 per $1,000 of the net amount at risk for a 85 year-old-male in the first policy year.
                                                                Charge for a Representative Insured
                                                                $0.22936 per $1,000 of the net amount at risk for a 41 year-old-male preferred plus non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (POLICIES                                               $0.056667 per $1,000 of the net amount at risk for a 10-year-old
ISSUED PRIOR TO                                                 female in the first policy year.
JANUARY 1, 2009) (1)                                            Maximum Charge
                                                                $12.745833 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $0.22936 per $1,000 of the net amount at risk for a 41-year-old male preferred plus non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Monthly per $1,000    Monthly for the first 10 policy years.    Minimum Charge
Charge (1)(3)                                                   $3.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.25 per month) during the first policy year for a
                                                                25-year-old male standard non-nicotine.
                                                                Maximum Charge
                                                                $36.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $3.00 per month) during the first policy year for
                                                                75-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $4.3512 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.3626 per month) during the first policy year for a 41-year-old male preferred plus non-nicotine.
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge for policy years 1 - 10 is equal to 0.65% per policy year and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 policy years.

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           41-year-old male in the first policy year
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
                                                                           Maximum Charge
                                                                           $0.107 per $1 of specified amount for a 59-year-old
                                                                           female in policy year 1.
                                                                           Charge for a representative insured
                                                                           $0.042 per $1 of specified amount for a 41-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.10 per $1,000 of the net amount at risk for a
                                                                           41-year-old male in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.015 per $1,000 of the net amount at risk for a
                                                                           10-year-old female preferred non-nicotine in the
                                                                           first policy year.
                                                                           Maximum Charge
                                                                           $9.7142 per $1,000 of the net amount at risk for an
                                                                           85-year-old male nicotine in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.0181 per $1,000 of the net amount at risk for a
                                                                           41-year-old male preferred plus non-nicotine in the
                                                                           first policy year.
Child Insurance       Monthly.                                             The fee is $0.50 per $1,000 of coverage for all
Rider                                                                      children.
Overloan Protection   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 when you exercise the rider benefit.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(2)
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.013624 per $1,000 of the benefit net amount at
Rider                                                                      risk for a 55 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
                                                                           Maximum Charge
                                                                           $0.031128 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old female standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.017906 per $1,000 of the benefit net amount at
                                                                           risk for a 41 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
Guaranteed Minimum    Monthly.                                             Maximum Charge:
Accumulation Benefit                                                       0.90% of Separate Account Value per year during the
Rider (GMAB)                                                               GMAB Period
Guaranteed Paid-Up    Monthly.                                             Maximum Charge:
Death Benefit Rider                                                        0.75% of Separate Account Value per year during the
(GMDB)                                                                     Rider Period

12

-------------------------------------------------------------------------------


   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
DisabilityAccess      Monthly.                                             Minimum Charge
Rider -- Monthly                                                           $0.766 per $100 of monthly benefit for an18
Charge (3)                                                                 year-old-male, non-nicotine.
                                                                           Maximum Charge
                                                                           $6.701 per $100 of the monthly benefit for a 60
                                                                           year-old-male nicotine.
                                                                           Charge for a Representative Insured
                                                                           $1.593 per $100 of the monthly benefit for a 41
                                                                           year-old-male, non-nicotine.
DisabilityAccess      Monthly.for the first twelve Monthly Activity Dates  Maximum Charge: $10.00
Rider -- FIRST YEAR   following the Rider Issue Date
MONTHLY RIDER ISSUE
FEE


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

(3) This Rider can be continued each year until the Rider Termination Date stated in the policy (this is generally known as "guaranteed renewable."). The Rider Termination Date is the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009.



                                                                MINIMUM            MAXIMUM
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.35%              2.37%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2009. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio -- Class B               0.550%              0.250%              0.150%                N/A
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 0.750%              0.250%              0.080%                N/A
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B              0.550%              0.250%              0.730%                N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   0.750%              0.250%              0.120%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.310%              0.250%              0.020%                N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.430%              0.250%              0.010%                N/A
 American Funds Bond Fund --Class 2           0.380%              0.250%              0.010%                N/A
 American Funds Global Bond Fund --
  Class 2                                     0.560%              0.250%              0.030%                N/A
 American Funds Global Growth and
  Income Fund --Class 2                       0.600%              0.250%              0.030%                N/A
 American Funds Global Growth Fund --
  Class 2                                     0.540%              0.250%              0.030%                N/A
 American Funds Global Small
  Capitalization Fund -- Class 2              0.720%              0.250%              0.040%                N/A
 American Funds Growth Fund -- Class 2        0.330%              0.250%              0.020%                N/A
 American Funds Growth-Income Fund --
  Class 2                                     0.280%              0.250%              0.010%                N/A
 American Funds International Fund --
  Class 2                                     0.500%              0.250%              0.040%                N/A
 American Funds New World Fund --
  Class 2                                     0.770%              0.250%              0.050%                N/A

                                              TOTAL            CONTRACTUAL           NET TOTAL
                                             ANNUAL            FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio -- Class B               0.950%                 N/A              0.950%
 AllianceBernstein VPS International
  Value Portfolio - - Class B                 1.080%                 N/A              1.080%
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B              1.530%                 N/A              1.530%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   1.120%                 N/A              1.120%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.580%                 N/A              0.580%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.690%                 N/A              0.690%
 American Funds Bond Fund --Class 2           0.640%                 N/A              0.640%
 American Funds Global Bond Fund --
  Class 2                                     0.840%                 N/A              0.840%
 American Funds Global Growth and
  Income Fund --Class 2                       0.880%                 N/A              0.880%
 American Funds Global Growth Fund --
  Class 2                                     0.820%                 N/A              0.820%
 American Funds Global Small
  Capitalization Fund -- Class 2              1.010%                 N/A              1.010%
 American Funds Growth Fund -- Class 2        0.600%                 N/A              0.600%
 American Funds Growth-Income Fund --
  Class 2                                     0.540%                 N/A              0.540%
 American Funds International Fund --
  Class 2                                     0.790%                 N/A              0.790%
 American Funds New World Fund --
  Class 2                                     1.070%                 N/A              1.070%

14

-------------------------------------------------------------------------------


                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.560%              0.250%              0.110%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.590%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.650%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A              0.250%                 N/A             0.690%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.560%              0.250%              0.120%                N/A
 Fidelity(R) VIP Strategic Income
  Portfolio -- Service Class 2                0.570%              0.250%              0.170%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                             0.670%              0.250%              0.290%             0.020%
 Franklin Income Securities Fund --
  Class 2                                     0.450%              0.250%              0.020%                N/A
 Franklin Rising Dividends Securities
  Fund -- Class 2                             0.630%              0.250%              0.030%             0.020%
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.520%              0.250%              0.180%             0.030%
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                   0.510%              0.250%              0.300%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.360%                 N/A              0.230%             0.010%
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.800%              0.250%              0.260%                N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.600%              0.250%              0.180%                N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                  1.250%                 N/A              0.210%             0.020%
 Templeton Foreign Securities Fund --
  Class 2                                     0.640%              0.250%              0.150%             0.020%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.470%              0.250%              0.070%                N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.750%              0.250%              0.040%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.610%                 N/A              0.050%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%                 N/A              0.040%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%                 N/A              0.050%                N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.710%                 N/A              0.040%                N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%                 N/A              0.050%                N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%                 N/A              0.070%                N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.900%                 N/A              0.210%                N/A
 Hartford Growth HLS Fund --Class IA          0.790%                 N/A              0.060%                N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.700%                 N/A              0.050%                N/A
 Hartford Index HLS Fund --Class IA           0.300%                 N/A              0.050%                N/A

                                              TOTAL            CONTRACTUAL           NET TOTAL
                                             ANNUAL            FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.920%                 N/A              0.920%  (1)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A              0.840%  (2)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A              0.900%  (2)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A              0.940%  (2)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.930%                 N/A              0.930%
 Fidelity(R) VIP Strategic Income
  Portfolio -- Service Class 2                0.990%                 N/A              0.990%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                             1.230%              0.280%              0.950%  (3)(4)
 Franklin Income Securities Fund --
  Class 2                                     0.720%                 N/A              0.720%
 Franklin Rising Dividends Securities
  Fund -- Class 2                             0.930%              0.010%              0.920%  (4)
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.980%              0.020%              0.960%  (4)
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                   1.070%              0.010%              1.060%  (4)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.600%              0.010%              0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.310%                 N/A              1.310%
 Mutual Shares Securities Fund --
  Class 2                                     1.030%                 N/A              1.030%
 Templeton Developing Markets
  Securities Fund -- Class 1                  1.480%              0.010%              1.470%
 Templeton Foreign Securities Fund --
  Class 2                                     1.060%              0.010%              1.050%  (4)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.790%                 N/A              0.790%
 Templeton Growth Securities Fund --
  Class 2                                     1.040%                 N/A              1.040%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.660%                 N/A              0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.490%                 N/A              0.490%
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.680%                 N/A              0.680%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                 N/A              0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.690%                 N/A              0.690%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                 N/A              0.810%
 Hartford Global Research HLS Fund --
  Class IA                                    1.110%                 N/A              1.110%
 Hartford Growth HLS Fund --Class IA          0.850%                 N/A              0.850%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.750%                 N/A              0.750%
 Hartford Index HLS Fund --Class IA           0.350%                 N/A              0.350%

-------------------------------------------------------------------------------


                                                              DISTRIBUTION
                                                                 AND/OR                              ACQUIRED FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
UNDERLYING FUND:                               FEE                FEES*             EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%                 N/A              0.070%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%                 N/A              0.080%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.700%                 N/A              0.050%                N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%                 N/A              0.050%                N/A
 Hartford Value HLS Fund --Class IA           0.720%                 N/A              0.050%                N/A
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity Fund --
  Series I                                    0.610%                 N/A              0.290%             0.020%
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 0.670%                 N/A              1.060%             0.640%
 Invesco V.I. Global Real Estate Fund
  -- Series I                                 0.750%                 N/A              0.510%                N/A
 Invesco V.I. International Growth
  Fund -- Series I                            0.710%                 N/A              0.330%             0.020%
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 0.730%                 N/A              0.310%             0.030%
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    0.750%                 N/A              0.340%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.500%                 N/A              0.460%                N/A
 Lord Abbett Fundamental Equity
  Portfolio -- Class VC                       0.750%                 N/A              0.510%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.500%                 N/A              0.430%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class         0.750%                 N/A              0.110%                N/A
 MFS(R) Investors Trust Series --
  Initial Class                               0.750%                 N/A              0.110%                N/A
 MFS(R) Research Bond Series --
  Initial Class                               0.500%                 N/A              0.120%                N/A
 MFS(R) Total Return Series --Initial
  Class                                       0.750%                 N/A              0.070%                N/A
 MFS(R) Value Series -- Initial Class         0.750%                 N/A              0.090%                N/A
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class
  IB                                          0.480%              0.250%              0.160%                N/A
 Putnam VT Investors Fund --Class IB          0.560%              0.250%              0.190%                N/A
 Putnam VT Voyager Fund --Class IB            0.560%              0.250%              0.160%             0.080%

                                              TOTAL            CONTRACTUAL           NET TOTAL
                                             ANNUAL            FEE WAIVER             ANNUAL
                                            OPERATING        AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  -----------------------------------------------------------
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                 N/A              0.740%
 Hartford Money Market HLS Fund --
  Class IA                                    0.480%                 N/A              0.480%
 Hartford Small Company HLS Fund --
  Class IA                                    0.750%                 N/A              0.750%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.510%                 N/A              0.510%
 Hartford Value HLS Fund --Class IA           0.770%                 N/A              0.770%
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity Fund --
  Series I                                    0.920%                 N/A              0.920%  (6)
 Invesco V.I. Global Multi-Asset Fund
  -- Series I                                 2.370%              1.630%              0.740%  (5)
 Invesco V.I. Global Real Estate Fund
  -- Series I                                 1.260%                 N/A              1.260%  (6)
 Invesco V.I. International Growth
  Fund -- Series I                            1.060%                 N/A              1.060%  (6)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 1.070%                 N/A              1.070%  (6)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    1.090%                 N/A              1.090%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.960%              0.060%              0.900%  (7)
 Lord Abbett Fundamental Equity
  Portfolio -- Class VC                       1.260%              0.110%              1.150%  (8)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.930%                 N/A              0.930%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class         0.860%                 N/A              0.860%
 MFS(R) Investors Trust Series --
  Initial Class                               0.860%                 N/A              0.860%
 MFS(R) Research Bond Series --
  Initial Class                               0.620%                 N/A              0.620%
 MFS(R) Total Return Series --Initial
  Class                                       0.820%                 N/A              0.820%
 MFS(R) Value Series -- Initial Class         0.840%                 N/A              0.840%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class
  IB                                          0.890%                 N/A              0.890%  (9)
 Putnam VT Investors Fund --Class IB          1.000%                 N/A              1.000%  (9)
 Putnam VT Voyager Fund --Class IB            1.050%                 N/A              1.050%  (10)



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%.



(2) Fidelity Management & Research Company has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.25% Service Class 2, respectively.



(3) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.



(4) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

16

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(5) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.10% of average daily net assets.



(6) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses to 1.30% of average daily net assets.



(7) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(8) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(9) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(10) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        AllianceBernstein L.P.
  STRATEGY PORTFOLIO -- CLASS B          Advisor's determination of reasonable risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS REAL ESTATE       Seeks total return from long-term growth of  AllianceBernstein L.P.
  INVESTMENT PORTFOLIO -- CLASS B        capital and income
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B

18

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL BOND FUND --      Seeks to provide you, over the long term,    Capital Research and Management Company
  CLASS 2                                with a high level of total return as is
                                         consistent with prudent management, by
                                         investing primarily in investment grade
                                         bonds issued by entities based around the
                                         world and denominated in various
                                         currencies, including U.S. dollars
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks to make your investment grow over      Capital Research and Management Company
  INCOME FUND -- CLASS 2                 time and provide you with current income by
                                         investing primarily in stocks of
                                         well-established companies located around
                                         the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP STRATEGIC INCOME        Seeks a high level of current income. The    Fidelity Investments Money Management
  PORTFOLIO -- SERVICE CLASS 2           fund may also seek capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation
 FRANKLIN RISING DIVIDENDS SECURITIES    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  FUND -- CLASS 2                        preservation of capital as an important
                                         consideration
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (1)
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (2)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal

20

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2 (3)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA (4)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA (5)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
INVESCO VARIABLE INSURANCE FUNDS (6)
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (7)
 INVESCO V.I. GLOBAL MULTI-ASSET FUND    Seeks to provide total return consistent     Invesco Advisers, Inc.
  -- SERIES I (8)                        with a moderate level of risk relative to
                                         the broad stock market
 INVESCO V.I. GLOBAL REAL ESTATE FUND    Total return through growth of capital and   Invesco Advisers, Inc. Invesco Asset
  -- SERIES I (9)                        current income                               Management Limited
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (10)
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I (11)
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I (12)
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce the opportunity for
                                         a high total return
 LORD ABBETT FUNDAMENTAL EQUITY          Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC (13)             without excessive fluctuations in market
                                         value
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
  (14)
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management

22

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT INVESTORS FUND -- CLASS IB    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC



NOTES



(1)  Formerly Franklin Small Cap Fund



(2)  Formerly Mutual Discovery Securities Fund -- Class 2



(3)  Formerly Templeton Global Income Securities Fund -- Class 2



(4)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(5)  Formerly Hartford Global Equity HLS Fund -- Class IA



(6)  Formerly AIM Variable Insurance Funds



(7)  Formerly AIM V.I. Core Equity Fund -- Series I



(8)  Formerly AIM V.I. PowerShares ETF Allocation Fund -- Series I



(9)  Formerly AIM V.I. Global Real Estate Fund -- Series I



(10) Formerly AIM V.I. International Growth Fund -- Series I



(11) Formerly AIM V.I. Mid Cap Core Equity Fund -- Series I



(12) Formerly AIM V.I. Small Cap Equity Fund -- Series I



(13) Formerly Lord Abbett All Value Portfolio -- Class VC



(14) Formerly MFS(R) Emerging Growth Series -- Initial Class



MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund

-------------------------------------------------------------------------------

determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2009, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $78 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed $4,284,200. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit not more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 4.25% in the first 5 policy years and 0.25% in policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale

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and distribution of the policies. We reserve the right to charge a maximum of 5.75%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 4.25% in the first 5 policy years and 0.25% in policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 6.25% in the first 5 policy years and 2.25% in policy years 6 plus. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits.

The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009 (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.


Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month for initial face amounts of $100,000 and above. The current charge for initial face amounts below $100,000 is $10 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of your Account Value in the Sub-Accounts. After the 10th policy year

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there is no mortality and expense risk charge on a current basis. During policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of your Account Value in the Sub-Accounts in policy years 21 plus.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of your Account Value in the Sub-Accounts. After the 10th policy year there is no mortality and expense risk charge on a current basis. During policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of your Account Value in the Sub-Accounts, in policy years 21 plus.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge can be deducted for a period of up to:

- 10 years after you purchase your policy, however, we are only currently charging for 5 years; and

- 10 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected, however we are only currently charging for 5 years.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option issue age or age at time of a Face Amount increase, sex and insurance class. The charge is on the Policy Specification pages of the contract. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if

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the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.



RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Policy will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Policy will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a

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confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

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We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

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Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is in effect. A non-variable paid-up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect (Hartford Life Insurance Company Policies
Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where you can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, you must transfer these amounts into your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select your EDCA Target Investment Options when you enroll in the program. The EDCA Target Investment Options may be the same as your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when you purchased your Policy and/or enrolled in the program. You may elect to terminate your participation in the Enhanced Rate DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless your notify us with alternative allocation instructions.

Please consult your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information

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about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day of the GMAB Period (Benefit Date), will be at least equal to your premiums paid (as adjusted for withdrawals and face decreases). The Benefit Date is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount. The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the

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Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $5,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to you.

- Withdrawals (does not include Policy Loans) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GMDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Paid-Up Policy will have a Death Benefit at least equal to the greater of:

- Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and decreases, or

- A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness, 2001 CSO, and 5% interest.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $10,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy

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  Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

- Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

- We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

- If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will AUTOMATICALLY continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

- The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value, minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

- Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACT AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GMDB RIDERS.

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

WITHDRAWALS

RIDERBENEFITREDUCTION(t) = [Gross Withdrawal amount / (Account Value(t) - Indebtedness(t))] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

REDUCTIONS

RIDERBENEFITREDUCTION(t) = (Decrease Amount / TotalFace) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

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Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial face amount of $1,000,000 with death benefit option A and the following assumptions:

-   GMAB is selected, with a premium requirement of 15,312.

-   Paid 15,320 annually for 20 years

-   Decrease transaction: year 3, month 6 / decrease = 200,000

-   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000

Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768

Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80
Withdrawal in year 4, month 6

Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14

Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04

DISABILITYACCESS RIDER (A DISABILITY INCOME RIDER) -- This Rider will pay a Monthly Disability Benefit if the Insured is Totally Disabled from Sickness or Injury and is receiving Care from a Health Care Provider for such condition and otherwise satisfies the conditions in the Rider.

There is a Monthly Rider Charge (the charge is a dollar amount per $100 of monthly rider benefit) and a First Year Monthly Rider Issue Fee. This Rider is guaranteed renewable to the Policy anniversary date closest to the Insured's 65th birthday. We have the right to change (increase) the Monthly Rider Charge at anytime (we will notify you before the change takes place). Any such change will be filed and approved where required by the appropriate state insurance departments. Any change we make will be applied on a uniform basis for Insureds of the same Issue Age, Sex, Rider Insurance Class and the length of time coverage has been in-force, without regard to any change in the health status of the Insured. The maximum amount of benefits that may be paid under the Rider is called the Maximum Lifetime Disability Benefit and this amount will be shown in the Policy (the amount is generally equal to two years of monthly payments). This Rider is only available at Policy issuance.

Totally Disabled means the Insured, while Gainfully Working, suffered a disability resulting from Sickness or Injury and, as a result of such disability, the Insured is prevented from performing the Substantial and Material Duties of his or her Own Occupation. A Sickness is a physical or mental condition which first manifests itself while the Rider is in force. An Injury is a bodily Injury that results from an accident that occurs while the Rider is in force. Care means regular (in accordance with accepted medical practices) and personal treatment from a licensed Health Care Provider which is appropriate for the Injury or Sickness according to generally accepted medical standards. A Health Care Provider is a legally licensed physician or doctoral level psychologist acting within the scope of his or her license in the state of licensure. It cannot be You, the Insured, or Your or the Insured's family member, business partner or associate. Gainfully Working means being employed or self employed for monetary gain or reward in any type of business, trade or occupation (does not include hobbies). Substantial and Material Duties means those duties that are normally required to be performed at the Insured's Own Occupation and which can't be reasonably modified or omitted. Own Occupation is the Insured's usual Gainful Work which he/she was engaged in or performing for wage or salary, immediately prior to the date Total Disability began.

We will NOT pay a Monthly Disability Benefit for a Total Disability resulting from:

    1.   attempted suicide, or self-inflicted Injury, while sane or insane;

    2.   any act or incident of insurrection or war, declared or undeclared;

    3. participation in, or attempting to participate in, a riot or insurrection;

    4. service in the military forces full-time. Periods of military training of not more than 30 days will not be considered full time military service;

    5. commission of, or participation in the commission of, a felony or engaging in an illegal activity or occupation;

    6. flight in any aircraft if the Insured is a pilot or crew member, or a student pilot or crew member;

    7. normal childbirth or pregnancy except for Total Disability due to complications of pregnancy. A complication of pregnancy means any disease, disorder, emergency non-elective cesarean section or condition whose diagnosis is distinct from pregnancy but is adversely affected by or caused by pregnancy and which requires physician-prescribed supervision. Conditions which are not complications include, but are not limited to, conditions, occurrences and procedures such as morning sickness; false labor; and physician-prescribed rest during the period of pregnancy; and similar conditions, occurrences and procedures associated with the management of a difficult pregnancy which do not constitute a categorically distinct complication of pregnancy;

    8. a Pre-Existing Condition if Total Disability starts during the first 2 years from this Rider's Issue Date, unless it is fully disclosed in the application and is not excluded from coverage by name or specific description;

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    9. a condition or avocation which is excluded from coverage by Amendment to this Rider by name or specific description; or

    10. an injury or sickness incurred while the Insured is incarcerated in a penal or correctional institution.

  In addition, this Rider does not provide a Monthly Disability Benefit if the Insured or his/her Health Care Provider reside outside of the United States.

A Pre-Existing Condition is:

    1. a physical or mental condition for which the Insured was diagnosed or received (or was recommended to receive) medical or mental health care advice, care, or treatment within the 2 year period preceding the Rider Issue Date; or

    2. a physical or mental condition which produced symptoms which would cause an ordinary prudent person to seek diagnosis, medical mental health care advice, care, or treatment during the 2 year period preceding the Rider Issue Date.

The Monthly Disability Benefit is an amount that we will pay You at the end of each Month if the Insured is Totally Disabled from Sickness or Injury subject to the Maximum Lifetime Disability Benefit. The rider requires that the insured be totally disabled and not engaged in any gainful work for 90 days prior to being eligible for benefit payments. This is the Waiting Period. The Waiting Period begins when the insured is first treated by or has a consultation with a qualified health care provider for the sickness or injury causing the Total Disability. The 90 days of Total Disability do not have to be consecutive, but the Waiting Period must be satisfied within 120 days from when it began. Monthly benefit payments are not available nor do they accrue during the Waiting

We may require the Insured to be examined by a licensed Health Care Provider of Our choosing as often as is reasonable while a claim is pending or while You are receiving Monthly Disability Benefits under this Rider. We will pay the cost of any examinations that We require.

WHEN BENEFIT PAYMENTS END

We will continue to pay a Monthly Disability Benefit under this Rider until the first of the following to occur:

    1.   the Insured is no longer Totally Disabled;

    2.   the death of the Insured;

    3. total Monthly Disability Benefits paid under the Rider equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications;

    4. We fail to receive from You Proof of Continued Total Disability in accordance with the provisions of this Rider; or

    5. the Rider terminates in accordance with any of the conditions listed in the Rider Termination provision.

However, if an Accumulation Period begins, or the Insured suffers a Recurrent and Continuous Disability, within one year immediately prior to the Rider Termination Date, the Insured will be eligible for Monthly Disability Benefits (provided the Conditions for Eligibility of Benefit Payments have been met) until the earlier of (a) the end of 12 months from the First Benefit Day (or the date the Monthly Disability Benefit resumes and begins to accrue for a Recurrent and Continuous Disability); or (b) until any of the events described in 1. through 4. above occur.

RECURRENT AND CONTINUOUS DISABILITY

If, within six months following the end of a previously covered Total Disability, the Insured becomes Totally Disabled due to the same or related Sickness or Injury that caused the (Continued) previous Total Disability, We will consider the previous Total Disability to be continuous. If this occurs, the Waiting Period will be deemed to be satisfied and the Monthly Disability Benefit will resume and begin to accrue as of the day the Insured was first treated by or had a consultation with a Health Care Practitioner for the Sickness or Injury causing the subsequent, but continuous, Total Disability. This provision will not apply beyond the Rider Termination Date.

CONCURRENT DISABILITY

If a Monthly Disability Benefit is being paid for a Concurrent Disability, the following will apply:

    1. such benefit will continue to be paid provided the Insured remains Totally Disabled due to at least one of the Injuries or Sicknesses causing the Concurrent Disability and none of the events described under When Benefits End has occurred;

    2. the Monthly Disability Benefit will be paid as if there is only one Injury or Sickness; and

    3. in no event will the Insured be considered to have more than one Total Disability at the same time.

RIDER TERMINATION

This Rider will terminate on the first of the following to occur:

    1.   the date We receive Your request, In Writing, to terminate it;

    2. total Monthly Disability Benefits paid equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications

    3.   the date the Policy matures or terminates;

    4.   the Rider Termination Date shown in the Policy Specifications; and

    5. the date on which all additional benefits provided by Rider are deemed to have terminated in accordance with any provision of the Policy.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it

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seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction of Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The tax treatment of surrender proceeds from a surrendered policy pursuant to the Estate Tax Repeal Rider is the same as the tax treatment of surrender proceeds from a surrendered policy without the rider. See "Federal Tax Considerations" for more information. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider. (NOT AVAILABLE TO POLICIES ISSUED ON OR AFTER MAY 1, 2010).


WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coveragein various combinations for your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider. The rider terminates following the insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.

ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS -- In the event an insured's life expectancy is 12 months (24 months in some states) or less, we will pay a lump sum accelerated death benefit at your request subject to certain limitations and proof of eligibility. The benefit percentage is set at issue. The maximum charge for this rider is $300 (one time charge when benefit is exercised).

LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit up to 100% of the Death Benefit and any term amount. At your request the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including a written certification from a Licensed Health Care

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Practitioner that the Insured is Chronically Ill. The certification must also state that the insured is in need of services under a plan and that such services are likely to be needed for the rest of the insured's life. In addition, as a condition of eligibility for benefits under the rider, we may impose restrictions or limitations on the availability of certain investment options. We will provide you prior written notice of any such restrictions or limitations and you may terminate this rider at anytime. This rider is only available at Policy issuance and there is a charge for this rider.

OVERLOAN PROTECTION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

Riders may not be available in all states.

MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy.


SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford cams Investment income from the proceeds under the program. The Investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue

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the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for policy year 1. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 27% of Target Premium and 3% on premiums above the Target Premium.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target Premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120.5% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.


Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2009, Hartford and its affiliates paid approximately $4,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2009, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2010, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A. G. Edwards & Sons, Inc., Advantage Capital Corporation, American Portfolios Financial Services, Arvest Asset Management, AXA Advisors, LLC, Banc of America Investment Services, BBVA Investments, Inc., BOSC, Inc., Cadaret Grant & Co. Inc., Capital Analysts, Incorporated CCO Investment Services Corporation, Centara Capital Securities, Inc., Chase Investment Services, Citicorp Investment Services, Citigroup Global Markets Inc., Comerica Securities, Inc., Commonwealth Equity Services, Inc.,

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Commonwealth Financial Network, Compass Brokerage, Inc., CORE Group, County Club Financial Services, Inc., Delta Trust Investments, Inc., Edward D. Jones & Company, Excel Securities & Associates, Inc., Fifth Third Securities, Inc., Financial Independence Group, Inc., Financial Network Investment Corporation, First Allied Securities, Inc., First Global Securities, Inc., First Heartland Capital Inc., First Midwest Securities, Foothill Securities, Inc., Frost Brokerage Services, Inc., FSC Securities Corporation, Great American Investors, Inc., H. Beck, Inc., H.D. Vest Investment Securities, Inc. & Affiliates, Hilliard Lyons, HRC Investment Services, Inc., HSBC Securities USA, Inc., Huntington Investment Company, IFG, IBN Financial Services, Inc., IFC Holdings, Inc., Independent Financial Group, LLC, Infinex Investments, Inc., Invest Financial Corporation, Investacorp, Inc., Investors Capital Corporation, J.J.B. Hilliard, W.L. Lyons, LLC, Janney Montgomery Scott, John L. Wortham & Son Investments, Inc., Key Investment Services, LLC, Kovack Securities, Inc., Legend Equities Corporation, Legend Merchant Group, Inc., LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Midwest Financial Group Brokerage Services, Inc., MML Investors Services, Inc., Money Concepts Capital Corporation, Morgan Keedgan & Company, Inc., MorganStanley SmithBarney LLC, National City Investments Corporation, New World Financial, Inc., Next Financial Group, Inc., NFP Securities, Inc., Ogilivie Securities Advisors Corporation, People's Securities, Inc., PNC Investments, LLC, PrimeVest Financial Services, Inc., Questar Capital Corporation, Raymond James & Associates, Raymond James Financial Services, RBC Capital Markets Corporation, RMIN Securities, Inc., Robert W. Baird & Company, Inc., Royal Alliance Associates, Sage Rutty & Company, Inc., Sagepoint Financial, Inc., Securities America, Inc., Stanley Laman Group Securities, LLC, Steadfast Capital Markets Group, LLC, Stephens, Inc., Summit Brokerage Services, Inc., The Investment Center, Inc., Todd A. Slingerland, Transamerica Financial Advisors, Trubee Collins & Company, Inc., UBS Financial Services, Inc., United Brokerage Services, Inc., United Planners Financial Services, US Bancorp Investments, Inc., Uvest Financial Services Group, Inc., Vanderbuilt Securities, LLC, Wachovia Insurance Services Broker Dealer, Inc., Wall Street Financial Group, Wells Fargo Advisors, LLC PCG, Wells Fargo Investments, LLC, Woodbury Financial Services, Inc., World Financial Group, Wortham.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.


After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your

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  planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. After the policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If you make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

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If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

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DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that

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the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

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CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                               MAXIMUM INTEREST RATE
                                          CHARGED EQUALS THE FIXED ACCOUNT
DURING POLICY YEARS                        MINIMUM CREDITED RATE 3% PLUS:
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                  1-10                               2%
              11 and later                          0.25%

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No-Lapse Guarantee is not available.

If the policy goes into default, we will send You a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.

We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds.

NO-LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No-Lapse Guarantee is available. The No-Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 85 or less;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years or to insured age 75 if sooner, but never less than 5 years.

While the No-Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly NoLapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- Net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   any Indebtedness carried over to the reinstated policy.

-   The Surrender Charge is based on the duration from the original policy date.

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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid

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and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners

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with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That

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is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies.

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Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

50

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Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the

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ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.



Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.



In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request such personalized illustrations at any time from your financial professional. We have included an example of an illustration as Appendix A to this prospectus.

52

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FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in the Statement of Additional Information (SAI). In addition we have included the following:


Hartford Life Insurance Company Policies:


We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010 in the SAI.



To receive a copy of the SAI free of charge, call your financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

54

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Subaccounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.


The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.925%, 5.075% and 11.075%, respectively.


Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    HARTFORD LEADERS VUL LIBERTY (SERIES II)
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $503,000 FACE AMOUNT
                 ISSUE AGE: 38 MALE PREFERRED PLUS NON-NICOTINE
                            $16,700 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



              TOTAL
             PREMIUMS
             WITH 5%                      DEATH BENEFIT                                    ACCOUNT VALUE
  YEAR       INTEREST       0%               6%                 12%          0%               6%                 12%
-------------------------------------------------------------------------------------------------------------------------
    1           $17,535   $515,980          $516,836            $517,693    $12,980           $13,836             $14,693
    2           $35,947   $528,367          $530,877            $533,492    $25,367           $27,877             $30,492
    3           $55,279   $540,499          $545,473            $550,863    $37,499           $42,473             $47,863
    4           $75,578   $552,400          $560,667            $569,989    $49,400           $57,667             $66,989
    5           $96,892   $564,079          $576,493            $591,058    $61,079           $73,493             $88,058
    6          $119,272   $578,805          $596,369            $617,785    $75,805           $93,369            $114,785
    7          $142,770   $593,268          $617,093            $647,254    $90,268          $114,093            $144,254
    8          $167,444   $607,471          $638,700            $679,751   $104,471          $135,700            $176,751
    9          $193,351   $621,411          $661,221            $715,582   $118,411          $158,221            $212,582
   10          $220,553   $635,090          $684,694            $802,729   $132,090          $181,694            $252,075
   15          $378,380   $705,027          $877,642          $1,445,461   $202,027          $323,893            $533,446
   20          $579,812   $769,521        $1,168,482          $2,326,065   $266,521          $502,366          $1,000,046
   25          $740,003   $748,952        $1,276,169          $3,354,957   $245,952          $632,165          $1,661,917
   30          $944,452   $723,451        $1,406,308          $4,882,345   $220,451          $791,498          $2,747,881
   35        $1,205,386   $688,064        $1,554,542          $7,126,905   $185,064          $983,266          $4,507,853
   40        $1,538,413   $636,635        $1,727,112         $10,455,908   $133,635        $1,210,701          $7,329,562
   45        $1,963,448   $554,709        $1,972,405         $15,450,544    $51,709        $1,469,405         $11,792,995
   50        $2,505,912         $0        $2,257,252         $23,128,271         $0        $1,754,252         $18,850,679
   55        $3,198,249         $0        $2,557,446         $34,991,783         $0        $2,054,446         $29,976,789
   60        $4,081,866         $0        $2,843,463         $52,133,971         $0        $2,340,463         $47,588,014
   65        $5,209,611         $0        $3,338,154         $80,066,377         $0        $2,835,154         $79,273,640
   70        $6,648,930         $0        $4,106,912        $134,573,641         $0        $3,603,912        $133,241,229
   75        $8,485,907         $0        $5,065,243        $225,384,195         $0        $4,562,243        $223,152,669
   80       $10,830,407         $0        $6,271,769        $377,021,012         $0        $5,768,769        $373,288,131
   81       $11,371,927         $0        $6,549,060        $417,877,539         $0        $6,046,060        $413,740,137
   82       $11,940,524         $0        $6,839,741        $463,161,563         $0        $6,336,741        $458,575,805


                        CASH SURRENDER VALUE
  YEAR        0%               6%                 12%
---------  -----------------------------------------------
    1         $6,190            $7,045              $7,902
    2        $19,060           $21,570             $24,185
    3        $31,675           $36,648             $42,038
    4        $44,058           $52,325             $61,647
    5        $56,220           $68,634             $83,199
    6        $71,429           $88,993            $110,409
    7        $86,374          $110,200            $140,361
    8       $101,060          $132,290            $173,340
    9       $115,483          $155,294            $209,655
   10       $132,090          $181,694            $252,075
   15       $202,027          $323,893            $533,446
   20       $266,521          $502,366          $1,000,046
   25       $245,952          $632,165          $1,661,917
   30       $220,451          $791,498          $2,747,881
   35       $185,064          $983,266          $4,507,853
   40       $133,635        $1,210,701          $7,329,562
   45        $51,709        $1,469,405         $11,792,995
   50             $0        $1,754,252         $18,850,679
   55             $0        $2,054,446         $29,976,789
   60             $0        $2,340,463         $47,588,014
   65             $0        $2,835,154         $79,273,640
   70             $0        $3,603,912        $133,241,229
   75             $0        $4,562,243        $223,152,669
   80             $0        $5,768,769        $373,288,131
   81             $0        $6,046,060        $413,740,137
   82             $0        $6,336,741        $458,575,805



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

56

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    HARTFORD LEADERS VUL LIBERTY (SERIES II)
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $503,000 FACE AMOUNT
                 ISSUE AGE: 38 MALE PREFERRED PLUS NON-NICOTINE
                            $16,700 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



              TOTAL
             PREMIUMS
             WITH 5%                      DEATH BENEFIT                                   ACCOUNT VALUE
  YEAR       INTEREST       0%               6%                 12%          0%              6%                12%
-----------------------------------------------------------------------------------------------------------------------
    1           $17,535   $515,172          $515,995            $516,819    $12,172         $12,995             $13,819
    2           $35,947   $526,492          $528,878            $531,365    $23,492         $25,878             $28,365
    3           $55,279   $537,580          $542,270            $547,359    $34,580         $39,270             $44,359
    4           $75,578   $548,425          $556,179            $564,935    $45,425         $53,179             $61,935
    5           $96,892   $559,015          $570,612            $584,241    $56,015         $67,612             $81,241
    6          $119,272   $569,344          $585,581            $605,445    $66,344         $82,581            $102,445
    7          $142,770   $579,391          $601,084            $628,718    $76,391         $98,084            $125,718
    8          $167,444   $589,152          $617,135            $654,263    $86,152        $114,135            $151,263
    9          $193,351   $598,635          $633,762            $682,321    $95,635        $130,762            $179,321
   10          $220,553   $607,834          $650,981            $713,140   $104,834        $147,981            $210,140
   15          $378,380   $665,415          $766,073          $1,187,751   $162,415        $263,073            $438,339
   20          $579,812   $713,440          $932,023          $1,851,537   $210,440        $400,705            $796,032
   25          $740,003   $676,187          $980,734          $2,534,082   $173,187        $477,734          $1,255,288
   30          $944,452   $624,403        $1,059,125          $3,461,995   $121,403        $556,125          $1,948,480
   35        $1,205,386   $552,898        $1,132,133          $4,723,861    $49,898        $629,133          $2,987,899
   40        $1,538,413         $0        $1,178,981          $6,428,444         $0        $675,981          $4,506,321
   45        $1,963,448         $0        $1,157,970          $8,709,081         $0        $654,970          $6,647,414
   50        $2,505,912         $0          $999,380         $11,718,553         $0        $496,380          $9,551,197
   55        $3,198,249         $0          $602,102         $15,602,228         $0         $99,102         $13,366,129
   60        $4,081,866         $0                $0         $20,634,482         $0              $0         $18,835,204
   65        $5,209,611         $0                $0         $30,165,632         $0              $0         $29,662,632
   70        $6,648,930         $0                $0         $48,527,463         $0              $0         $48,024,463
   75        $8,485,907         $0                $0         $78,625,027         $0              $0         $77,846,561
   80       $10,830,407         $0                $0        $126,337,203         $0              $0        $125,086,340
   81       $11,371,927         $0                $0        $138,725,240         $0              $0        $137,351,723
   82       $11,940,524         $0                $0        $152,251,799         $0              $0        $150,744,355


                       CASH SURRENDER VALUE
  YEAR        0%              6%                12%
---------  ---------------------------------------------
    1         $5,382          $6,204              $7,028
    2        $17,185         $19,570             $22,057
    3        $28,756         $33,445             $38,534
    4        $40,083         $47,837             $56,593
    5        $51,156         $62,753             $76,382
    6        $61,968         $78,205             $98,069
    7        $72,498         $94,191            $121,825
    8        $82,742        $110,725            $147,853
    9        $92,707        $127,835            $176,393
   10       $104,834        $147,981            $210,140
   15       $162,415        $263,073            $438,339
   20       $210,440        $400,705            $796,032
   25       $173,187        $477,734          $1,255,288
   30       $121,403        $556,125          $1,948,480
   35        $49,898        $629,133          $2,987,899
   40             $0        $675,981          $4,506,321
   45             $0        $654,970          $6,647,414
   50             $0        $496,380          $9,551,197
   55             $0         $99,102         $13,366,129
   60             $0              $0         $18,835,204
   65             $0              $0         $29,662,632
   70             $0              $0         $48,024,463
   75             $0              $0         $77,846,561
   80             $0              $0        $125,086,340
   81             $0              $0        $137,351,723
   82             $0              $0        $150,744,355



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    HARTFORD LEADERS VUL LIBERTY (SERIES II)
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $640,000 FACE AMOUNT
                 ISSUE AGE: 41 MALE PREFERRED PLUS NON-NICOTINE
                      $24,100 PLANNED PREMIUM FOR 20 YEARS
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



              TOTAL
             PREMIUMS
             WITH 5%                       DEATH BENEFIT                                     ACCOUNT VALUE
  YEAR       INTEREST        0%                6%                 12%          0%               6%                 12%
---------------------------------------------------------------------------------------------------------------------------
    1           $25,305     $658,694          $659,928            $661,163    $18,694           $19,928             $21,163
    2           $51,875     $676,495          $680,111            $683,879    $36,495           $40,111             $43,879
    3           $79,774     $693,917          $701,078            $708,840    $53,917           $61,078             $68,840
    4          $109,068     $711,002          $722,901            $736,320    $71,002           $82,901             $96,320
    5          $139,826     $727,771          $745,632            $766,592    $87,771          $105,632            $126,592
    6          $172,122     $749,042          $774,312            $805,128   $109,042          $134,312            $165,128
    7          $206,034     $769,934          $804,219            $847,621   $129,934          $164,219            $207,621
    8          $241,640     $790,456          $835,406            $894,483   $150,456          $195,406            $254,483
    9          $279,027     $810,599          $867,913            $946,158   $170,599          $227,913            $306,158
   10          $318,284     $830,361          $901,791          $1,049,180   $190,361          $261,791            $363,121
   15          $546,046     $931,274        $1,153,011          $1,898,563   $291,274          $466,979            $768,934
   20          $836,734   $1,023,937        $1,544,812          $3,073,952   $383,937          $724,299          $1,441,249
   25        $1,067,908     $993,050        $1,700,243          $4,467,370   $353,050          $910,523          $2,392,390
   30        $1,362,951     $952,899        $1,880,071          $6,522,709   $312,899        $1,136,574          $3,943,223
   35        $1,739,510     $895,444        $2,086,084          $9,556,218   $255,444        $1,405,656          $6,439,220
   40        $2,220,104     $806,967        $2,356,785         $14,065,171   $166,967        $1,716,785         $10,402,361
   45        $2,833,478     $669,902        $2,700,936         $20,933,883    $29,902        $2,060,936         $16,657,476
   50        $3,616,316           $0        $3,072,225         $31,594,519         $0        $2,432,225         $26,554,779
   55        $4,615,437           $0        $3,436,877         $47,525,259         $0        $2,796,877         $42,044,128
   60        $5,890,598           $0        $3,866,581         $69,250,885         $0        $3,226,581         $68,565,233
   65        $7,518,061           $0        $4,747,838        $116,545,619         $0        $4,107,838        $115,391,702
   70        $9,595,163           $0        $5,846,801        $195,411,593         $0        $5,206,801        $193,476,824
   75       $12,246,130           $0        $7,225,290        $326,976,774         $0        $6,585,290        $323,739,380
   79       $14,885,247           $0        $8,585,531        $493,458,688         $0        $7,945,531        $488,572,958


                        CASH SURRENDER VALUE
  YEAR        0%               6%                 12%
---------  -----------------------------------------------
    1         $9,094           $10,328             $11,563
    2        $27,579           $31,196             $34,963
    3        $45,686           $52,848             $60,610
    4        $63,457           $75,356             $88,774
    5        $80,910           $98,772            $119,731
    6       $102,866          $128,136            $158,952
    7       $124,443          $158,728            $202,129
    8       $145,649          $190,599            $249,676
    9       $166,477          $223,791            $302,036
   10       $190,361          $261,791            $363,121
   15       $291,274          $466,979            $768,934
   20       $383,937          $724,299          $1,441,249
   25       $353,050          $910,523          $2,392,390
   30       $312,899        $1,136,574          $3,943,223
   35       $255,444        $1,405,656          $6,439,220
   40       $166,967        $1,716,785         $10,402,361
   45        $29,902        $2,060,936         $16,657,476
   50             $0        $2,432,225         $26,554,779
   55             $0        $2,796,877         $42,044,128
   60             $0        $3,226,581         $68,565,233
   65             $0        $4,107,838        $115,391,702
   70             $0        $5,206,801        $193,476,824
   75             $0        $6,585,290        $323,739,380
   79             $0        $7,945,531        $488,572,958



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

58

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                    HARTFORD LEADERS VUL LIBERTY (SERIES II)
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $640,000 FACE AMOUNT
                 ISSUE AGE: 41 MALE PREFERRED PLUS NON-NICOTINE
                      $24,100 PLANNED PREMIUM FOR 20 YEARS
                         (BASED ON GUARANTEED CHARGES)



              TOTAL
             PREMIUMS
             WITH 5%                      DEATH BENEFIT                                   ACCOUNT VALUE
  YEAR       INTEREST       0%               6%                 12%          0%              6%                12%
-----------------------------------------------------------------------------------------------------------------------
    1           $25,305   $657,385          $658,566            $659,750    $17,385         $18,566             $19,750
    2           $51,875   $673,407          $676,822            $680,384    $33,407         $36,822             $40,384
    3           $79,774   $689,058          $695,756            $703,027    $49,058         $55,756             $63,027
    4          $109,068   $704,311          $715,365            $727,852    $64,311         $75,365             $87,852
    5          $139,826   $719,160          $735,665            $755,073    $79,160         $95,665            $115,073
    6          $172,122   $733,617          $756,693            $784,943    $93,617        $116,693            $144,943
    7          $206,034   $747,677          $778,468            $817,725   $107,677        $138,468            $177,725
    8          $241,640   $761,415          $801,095            $853,793   $121,415        $161,095            $213,793
    9          $279,027   $774,817          $824,593            $893,469   $134,817        $184,593            $253,469
   10          $318,284   $787,857          $848,966            $937,091   $147,857        $208,966            $297,091
   15          $546,046   $869,296        $1,011,785          $1,531,405   $229,296        $371,785            $620,232
   20          $836,734   $935,261        $1,204,382          $2,393,792   $295,261        $564,382          $1,122,350
   25        $1,067,908   $874,803        $1,303,863          $3,274,332   $234,803        $663,863          $1,753,488
   30        $1,362,951   $792,413        $1,400,293          $4,468,897   $152,413        $760,293          $2,701,616
   35        $1,739,510   $674,694        $1,476,359          $6,090,029    $34,694        $836,359          $4,103,614
   40        $2,220,104         $0        $1,491,988          $8,267,242         $0        $851,988          $6,114,312
   45        $2,833,478         $0        $1,371,619         $11,160,044         $0        $731,619          $8,880,253
   50        $3,616,316         $0        $1,000,368         $14,922,365         $0        $360,368         $12,542,053
   55        $4,615,437         $0                $0         $19,761,683         $0              $0         $17,482,551
   60        $5,890,598         $0                $0         $26,863,189         $0              $0         $26,223,189
   65        $7,518,061         $0                $0         $42,686,210         $0              $0         $42,046,210
   70        $9,595,163         $0                $0         $68,660,027         $0              $0         $67,980,225
   75       $12,246,130         $0                $0        $110,751,002         $0              $0        $109,654,457
   79       $14,885,247         $0                $0        $161,150,083         $0              $0        $159,554,538


                       CASH SURRENDER VALUE
  YEAR        0%              6%                12%
---------  ---------------------------------------------
    1         $7,785          $8,966             $10,150
    2        $24,492         $27,907             $31,469
    3        $40,827         $47,526             $54,796
    4        $56,765         $67,819             $80,307
    5        $72,299         $88,804            $108,212
    6        $87,441        $110,517            $138,767
    7       $102,186        $132,977            $172,234
    8       $116,608        $156,289            $208,987
    9       $130,695        $180,471            $249,347
   10       $147,857        $208,966            $297,091
   15       $229,296        $371,785            $620,232
   20       $295,261        $564,382          $1,122,350
   25       $234,803        $663,863          $1,753,488
   30       $152,413        $760,293          $2,701,616
   35        $34,694        $836,359          $4,103,614
   40             $0        $851,988          $6,114,312
   45             $0        $731,619          $8,880,253
   50             $0        $360,368         $12,542,053
   55             $0              $0         $17,482,551
   60             $0              $0         $26,223,189
   65             $0              $0         $42,046,210
   70             $0              $0         $67,980,225
   75             $0              $0        $109,654,457
   79             $0              $0        $159,554,538



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07271

811-07273

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL LIBERTY (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 3, 2010



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2010

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE INSURANCE COMPANY                                            3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



With respect to the unaudited interim financial information of Hartford Life Insurance Company for the periods ended March 31, 2010 and 2009 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended March 31, 2010 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

4                                            HARTFORD LIFE INSURANCE COMPANY

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Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2009: $1,194,553; 2008:
$1,695,450; and; 2007: $2,199,880. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.


The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table, (ANB) Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ANB) Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.


Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            5

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The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2009 follow this page of the SAI. In addition, we have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2010. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account VL II as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

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                                    ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                       BALANCED WEALTH         INTERNATIONAL           SMALL/MID-CAP        ALLIANCEBERNSTEIN VPS
                                     STRATEGY PORTFOLIO       VALUE PORTFOLIO         VALUE PORTFOLIO          VALUE PORTFOLIO
                                         SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                           1,300                  38,013                  10,583                    362
                                           =======                ========                ========                 ======
  Cost                                     $10,703                $931,613                $152,755                 $2,869
                                           =======                ========                ========                 ======
  Market Value                             $13,750                $552,702                $141,383                 $3,225
 Due from Hartford Life Insurance
  Company                                       --                      --                      --                     --
 Receivable from fund shares sold               --                      --                      --                     --
 Other assets                                   --                      --                      --                     --
                                           -------                --------                --------                 ------
 Total Assets                               13,750                 552,702                 141,383                  3,225
                                           -------                --------                --------                 ------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                       --                      --                      --                     --
 Payable for fund shares purchased              --                      --                      --                     --
 Other liabilities                              --                      --                      --                     --
                                           -------                --------                --------                 ------
 Total Liabilities                              --                      --                      --                     --
                                           -------                --------                --------                 ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $13,750                $552,702                $141,383                 $3,225
                                           =======                ========                ========                 ======

                                    ALLIANCEBERNSTEIN VPS          AIM V.I.              AIM V.I.            AIM V.I.
                                        INTERNATIONAL              CAPITAL                 CORE           INTERNATIONAL
                                       GROWTH PORTFOLIO       APPRECIATION FUND        EQUITY FUND         GROWTH FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            7,509                   5,199                 5,838               5,781
                                           ========                ========              ========            ========
  Cost                                     $155,952                $127,105              $148,307            $132,372
                                           ========                ========              ========            ========
  Market Value                             $123,975                $105,699              $145,476            $150,360
 Due from Hartford Life Insurance
  Company                                        --                      --                    --               3,909
 Receivable from fund shares sold                --                      --                    --                  --
 Other assets                                    --                      --                    --                  --
                                           --------                --------              --------            --------
 Total Assets                               123,975                 105,699               145,476             154,269
                                           --------                --------              --------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                      --                    --                  --
 Payable for fund shares purchased               --                      --                    --               3,909
 Other liabilities                               --                      --                    --                  --
                                           --------                --------              --------            --------
 Total Liabilities                               --                      --                    --               3,909
                                           --------                --------              --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $123,975                $105,699              $145,476            $150,360
                                           ========                ========              ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AIM V.I.           AIM V.I.           AIM V.I.          AIM V.I.
                                   MID CAP CORE         SMALL CAP          CAPITAL       POWERSHARES ETF
                                    EQUITY FUND        EQUITY FUND     DEVELOPMENT FUND  ALLOCATION FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      31,906             22,232             8,432               897
                                     =========          =========          ========          ========
  Cost                                $397,749           $277,159          $146,082           $12,212
                                     =========          =========          ========          ========
  Market Value                        $348,409           $285,907           $95,199           $12,293
 Due from Hartford Life
  Insurance Company                         --              3,909                --                --
 Receivable from fund shares
  sold                                      --                 --                --                --
 Other assets                               --                 --                --                --
                                     ---------          ---------          --------          --------
 Total Assets                          348,409            289,816            95,199            12,293
                                     ---------          ---------          --------          --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --                 --                --                --
 Payable for fund shares
  purchased                                 --              3,909                --                --
 Other liabilities                          --                 --                --                --
                                     ---------          ---------          --------          --------
 Total Liabilities                          --              3,909                --                --
                                     ---------          ---------          --------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $348,409           $285,907           $95,199           $12,293
                                     =========          =========          ========          ========

                                                                      AMERICAN FUNDS
                                     AIM V.I.       AMERICAN FUNDS        GLOBAL         AMERICAN FUNDS
                                      GLOBAL            GLOBAL          GROWTH AND           ASSET
                                 REAL ESTATE FUND     BOND FUND        INCOME FUND      ALLOCATION FUND
                                 SUB-ACCOUNT (B)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       12               2,377             6,671             472,741
                                      =====            ========          ========          ==========
  Cost                                 $144             $25,056           $47,908          $7,290,612
                                      =====            ========          ========          ==========
  Market Value                         $145             $27,407           $60,838          $6,925,655
 Due from Hartford Life
  Insurance Company                      --                   5                 5                  --
 Receivable from fund shares
  sold                                   --                  --                --                  --
 Other assets                            --                  --                --                  --
                                      -----            --------          --------          ----------
 Total Assets                           145              27,412            60,843           6,925,655
                                      -----            --------          --------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                --                  --                --                  --
 Payable for fund shares
  purchased                              --                   5                 5                  --
 Other liabilities                       --                  --                --                  --
                                      -----            --------          --------          ----------
 Total Liabilities                       --                   5                 5                  --
                                      -----            --------          --------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $145             $27,407           $60,838          $6,925,655
                                      =====            ========          ========          ==========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                            BLUE CHIP                             AMERICAN FUNDS
                                            INCOME AND        AMERICAN FUNDS          GLOBAL           AMERICAN FUNDS
                                           GROWTH FUND          BOND FUND          GROWTH FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             154,004             350,092             107,055               214,929
                                            ==========          ==========          ==========          ============
  Cost                                      $1,420,084          $3,750,638          $1,627,432           $10,419,049
                                            ==========          ==========          ==========          ============
  Market Value                              $1,279,769          $3,581,446          $2,087,579            $9,908,211
 Due from Hartford Life Insurance
  Company                                           --                   7                 231                 9,557
 Receivable from fund shares sold                   --                  --                  --                    --
 Other assets                                       --                  --                  --                     1
                                            ----------          ----------          ----------          ------------
 Total Assets                                1,279,769           3,581,453           2,087,810             9,917,769
                                            ----------          ----------          ----------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                  --                    --
 Payable for fund shares purchased                  --                   7                 231                 9,557
 Other liabilities                                  --                  --                  --                    --
                                            ----------          ----------          ----------          ------------
 Total Liabilities                                  --                   7                 231                 9,557
                                            ----------          ----------          ----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,279,769          $3,581,446          $2,087,579            $9,908,212
                                            ==========          ==========          ==========          ============


                                                                                                       AMERICAN FUNDS
                                          AMERICAN FUNDS      AMERICAN FUNDS      AMERICAN FUNDS        GLOBAL SMALL
                                        GROWTH-INCOME FUND  INTERNATIONAL FUND    NEW WORLD FUND    CAPITALIZATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             255,750             301,981              69,178              163,918
                                            ==========          ==========          ==========           ==========
  Cost                                      $8,248,894          $5,420,972          $1,120,468           $2,621,336
                                            ==========          ==========          ==========           ==========
  Market Value                              $7,974,273          $5,166,899          $1,375,955           $2,909,552
 Due from Hartford Life Insurance
  Company                                       24,495               7,465               1,500                1,502
 Receivable from fund shares sold                   --                  --                  --                   --
 Other assets                                       --                  --                  --                    1
                                            ----------          ----------          ----------           ----------
 Total Assets                                7,998,768           5,174,364           1,377,455            2,911,055
                                            ----------          ----------          ----------           ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                  --                   --
 Payable for fund shares purchased              24,495               7,465               1,500                1,502
 Other liabilities                                   1                  --                  --                   --
                                            ----------          ----------          ----------           ----------
 Total Liabilities                              24,496               7,465               1,500                1,502
                                            ----------          ----------          ----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $7,974,272          $5,166,899          $1,375,955           $2,909,553
                                            ==========          ==========          ==========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME           GROWTH            CONTRAFUND
                                            PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             44,281               431,623               234               108,481
                                             ========            ==========            ======            ==========
  Cost                                       $727,269            $9,877,503            $6,008            $2,515,931
                                             ========            ==========            ======            ==========
  Market Value                               $575,651            $7,255,241            $6,956            $2,201,081
 Due from Hartford Life Insurance
  Company                                          --                    --                --                   239
 Receivable from fund shares sold                  --                 9,032                --                    --
 Other assets                                      --                    --                --                    --
                                             --------            ----------            ------            ----------
 Total Assets                                 575,651             7,264,273             6,956             2,201,320
                                             --------            ----------            ------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 9,032                --                    --
 Payable for fund shares purchased                 --                    --                --                   239
 Other liabilities                                 --                     2                --                    --
                                             --------            ----------            ------            ----------
 Total Liabilities                                 --                 9,034                --                   239
                                             --------            ----------            ------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $575,651            $7,255,239            $6,956            $2,201,081
                                             ========            ==========            ======            ==========

                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                             OVERSEAS             MID CAP         VALUE STRATEGIES    DYNAMIC CAPAPP
                                            PORTFOLIO            PORTFOLIO            PORTFOLIO         PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT (C)
--------------------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             47,298                41,616              2,340               169
                                             ========            ==========            =======            ======
  Cost                                       $896,069            $1,281,824            $11,115            $1,123
                                             ========            ==========            =======            ======
  Market Value                               $711,829            $1,044,570            $18,183            $1,190
 Due from Hartford Life Insurance
  Company                                          --                 4,213                 --                --
 Receivable from fund shares sold                  --                    --                 --                --
 Other assets                                      --                    --                 --                --
                                             --------            ----------            -------            ------
 Total Assets                                 711,829             1,048,783             18,183             1,190
                                             --------            ----------            -------            ------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                 --                --
 Payable for fund shares purchased                 --                 4,213                 --                --
 Other liabilities                                 --                    --                 --                --
                                             --------            ----------            -------            ------
 Total Liabilities                                 --                 4,213                 --                --
                                             --------            ----------            -------            ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $711,829            $1,044,570            $18,183            $1,190
                                             ========            ==========            =======            ======

(c)  Funded as of September 28, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP       FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2010       FREEDOM 2020        FREEDOM 2030       STRATEGIC INCOME
                                            PORTFOLIO           PORTFOLIO          PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT (B)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               839              10,421              28,373                 50
                                              ======             =======            ========               ====
  Cost                                        $7,286             $76,410            $176,984               $557
                                              ======             =======            ========               ====
  Market Value                                $8,168             $98,789            $255,353               $558
 Due from Hartford Life Insurance
  Company                                         --                  --                  --                 --
 Receivable from fund shares sold                 --                  --                  --                 --
 Other assets                                     --                  --                  --                 --
                                              ------             -------            --------               ----
 Total Assets                                  8,168              98,789             255,353                558
                                              ------             -------            --------               ----
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                  --                  --                 --
 Payable for fund shares purchased                --                  --                  --                 --
 Other liabilities                                --                  --                  --                 --
                                              ------             -------            --------               ----
 Total Liabilities                                --                  --                  --                 --
                                              ------             -------            --------               ----
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $8,168             $98,789            $255,353               $558
                                              ======             =======            ========               ====

                                             FRANKLIN                                   FRANKLIN             FRANKLIN
                                              RISING              FRANKLIN           SMALL-MID CAP          SMALL CAP
                                            DIVIDENDS              INCOME                GROWTH               VALUE
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                         SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT (D)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                9                 127,884                 384                63,643
                                               ====              ==========              ======              ========
  Cost                                         $144              $2,144,548              $5,035              $767,588
                                               ====              ==========              ======              ========
  Market Value                                 $145              $1,805,725              $6,472              $812,718
 Due from Hartford Life Insurance
  Company                                        --                     819                   3                     3
 Receivable from fund shares sold                --                      --                  --                    --
 Other assets                                    --                      --                  --                    --
                                               ----              ----------              ------              --------
 Total Assets                                   145               1,806,544               6,475               812,721
                                               ----              ----------              ------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                      --                  --                    --
 Payable for fund shares purchased               --                     819                   3                     3
 Other liabilities                               --                      --                  --                    --
                                               ----              ----------              ------              --------
 Total Liabilities                               --                     819                   3                     3
                                               ----              ----------              ------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $145              $1,805,725              $6,472              $812,718
                                               ====              ==========              ======              ========

(b) From inception July 23, 2009 to December 31, 2009.

(d) Funded as of January 30, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     FRANKLIN                              TEMPLETON
                                     STRATEGIC                             DEVELOPING        TEMPLETON
                                      INCOME          MUTUAL SHARES         MARKETS           FOREIGN
                                  SECURITIES FUND    SECURITIES FUND    SECURITIES FUND   SECURITIES FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      39,323              99,649             2,969             3,700
                                     =========          ==========          ========          ========
  Cost                                $442,044          $1,702,247           $21,120           $43,413
                                     =========          ==========          ========          ========
  Market Value                        $482,882          $1,452,880           $29,305           $49,765
 Due from Hartford Life
  Insurance Company                      5,217               7,060                --             3,909
 Receivable from fund shares
  sold                                      --                  --                --                --
 Other assets                               --                  --                --                --
                                     ---------          ----------          --------          --------
 Total Assets                          488,099           1,459,940            29,305            53,674
                                     ---------          ----------          --------          --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --                  --                --                --
 Payable for fund shares
  purchased                              5,217               7,060                --             3,909
 Other liabilities                          --                  --                --                --
                                     ---------          ----------          --------          --------
 Total Liabilities                       5,217               7,060                --             3,909
                                     ---------          ----------          --------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $482,882          $1,452,880           $29,305           $49,765
                                     =========          ==========          ========          ========

                                                                          FRANKLIN
                                     TEMPLETON           MUTUAL           FLEX CAP          TEMPLETON
                                      GROWTH        GLOBAL DISCOVERY       GROWTH          GLOBAL BOND
                                  SECURITIES FUND    SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                    SUB-ACCOUNT      SUB-ACCOUNT (E)     SUB-ACCOUNT     SUB-ACCOUNT (F)
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      19,672             34,255              303              71,683
                                     =========          =========          =======          ==========
  Cost                                $213,007           $709,889           $2,389          $1,207,389
                                     =========          =========          =======          ==========
  Market Value                        $204,591           $644,331           $3,309          $1,242,273
 Due from Hartford Life
  Insurance Company                        819                546               --               9,120
 Receivable from fund shares
  sold                                      --                 --               --                  --
 Other assets                               --                 --               --                  --
                                     ---------          ---------          -------          ----------
 Total Assets                          205,410            644,877            3,309           1,251,393
                                     ---------          ---------          -------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                   --                 --               --                  --
 Payable for fund shares
  purchased                                819                546               --               9,120
 Other liabilities                          --                 --               --                  --
                                     ---------          ---------          -------          ----------
 Total Liabilities                         819                546               --               9,120
                                     ---------          ---------          -------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $204,591           $644,331           $3,309          $1,242,273
                                     =========          =========          =======          ==========

(e)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(f) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  HARTFORD             HARTFORD             HARTFORD
                                             HARTFORD               TOTAL               CAPITAL             DIVIDEND
                                             ADVISERS            RETURN BOND         APPRECIATION          AND GROWTH
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
AESSTS:
 Investments:
  Number of Shares                              522,297            1,176,857              726,579              573,293
                                            ===========          ===========          ===========          ===========
  Cost                                      $13,422,008          $13,270,103          $33,951,791          $10,955,933
                                            ===========          ===========          ===========          ===========
  Market Value                               $9,126,503          $12,447,151          $26,611,226          $10,061,333
 Due from Hartford Life Insurance
  Company                                         1,522               11,495                   --                   --
 Receivable from fund shares sold                    --                   --               48,009               26,834
 Other assets                                         1                   --                   --                    2
                                            -----------          -----------          -----------          -----------
 Total Assets                                 9,128,026           12,458,646           26,659,235           10,088,169
                                            -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --               48,009               26,834
 Payable for fund shares purchased                1,522               11,495                   --                   --
 Other liabilities                                   --                    2                   32                   --
                                            -----------          -----------          -----------          -----------
 Total Liabilities                                1,522               11,497               48,041               26,834
                                            -----------          -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $9,126,504          $12,447,149          $26,611,194          $10,061,335
                                            ===========          ===========          ===========          ===========

                                            HARTFORD          HARTFORD
                                          FUNDAMENTAL          GLOBAL            HARTFORD           HARTFORD
                                             GROWTH           ADVISERS        GLOBAL EQUITY       GLOBAL GROWTH
                                            HLS FUND          HLS FUND           HLS FUND           HLS FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
AESSTS:
 Investments:
  Number of Shares                            1,189               206              11,933              1,257
                                             ======            ======            ========            =======
  Cost                                       $7,076            $2,570             $86,103            $16,153
                                             ======            ======            ========            =======
  Market Value                               $9,968            $2,150            $103,486            $17,237
 Due from Hartford Life Insurance
  Company                                        --                --                  --                 --
 Receivable from fund shares sold                --                --                  --                 --
 Other assets                                    --                --                  --                 --
                                             ------            ------            --------            -------
 Total Assets                                 9,968             2,150             103,486             17,237
                                             ------            ------            --------            -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                --                  --                 --
 Payable for fund shares purchased               --                --                  --                 --
 Other liabilities                               --                --                  --                 --
                                             ------            ------            --------            -------
 Total Liabilities                               --                --                  --                 --
                                             ------            ------            --------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $9,968            $2,150            $103,486            $17,237
                                             ======            ======            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD                               HARTFORD
                                           DISCIPLINED          HARTFORD             GROWTH             HARTFORD
                                              EQUITY             GROWTH          OPPORTUNITIES         HIGH YIELD
                                             HLS FUND           HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (G)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              82,434               270               36,597               6,394
                                            ==========          ========           ==========           =========
  Cost                                        $945,983            $2,283             $988,465             $49,901
                                            ==========          ========           ==========           =========
  Market Value                                $863,414            $2,720             $805,189             $50,740
 Due from Hartford Life Insurance
  Company                                        9,764                --                6,515               6,515
 Receivable from fund shares sold                   --                --                   --                  --
 Other assets                                       --                --                   --                  --
                                            ----------          --------           ----------           ---------
 Total Assets                                  873,178             2,720              811,704              57,255
                                            ----------          --------           ----------           ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                --                   --                  --
 Payable for fund shares purchased               9,764                --                6,515               6,515
 Other liabilities                                  --                --                   --                  --
                                            ----------          --------           ----------           ---------
 Total Liabilities                               9,764                --                6,515               6,515
                                            ----------          --------           ----------           ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $863,414            $2,720             $805,189             $50,740
                                            ==========          ========           ==========           =========

                                                                   HARTFORD             HARTFORD            HARTFORD
                                              HARTFORD           INTERNATIONAL       INTERNATIONAL        INTERNATIONAL
                                               INDEX                GROWTH           SMALL COMPANY        OPPORTUNITIES
                                              HLS FUND             HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (H)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               401,730                 6                 38,432              553,641
                                            ============             =====             ==========          ===========
  Cost                                       $11,131,978               $40               $527,005           $7,310,385
                                            ============             =====             ==========          ===========
  Market Value                                $9,326,219               $47               $433,708           $6,097,318
 Due from Hartford Life Insurance
  Company                                             --                --                     --                   --
 Receivable from fund shares sold                 18,999                --                     --                   --
 Other assets                                         --                --                     --                    1
                                            ------------             -----             ----------          -----------
 Total Assets                                  9,345,218                47                433,708            6,097,319
                                            ------------             -----             ----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         18,999                --                     --                   --
 Payable for fund shares purchased                    --                --                     --                   --
 Other liabilities                                    --                --                     --                   --
                                            ------------             -----             ----------          -----------
 Total Liabilities                                18,999                --                     --                   --
                                            ------------             -----             ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $9,326,219               $47               $433,708           $6,097,319
                                            ============             =====             ==========          ===========

(g) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

(h) Funded as of April 3, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD
                                             MIDCAP             HARTFORD              HARTFORD              HARTFORD
                                             GROWTH              MIDCAP             MIDCAP VALUE          MONEY MARKET
                                            HLS FUND            HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,056               160,468                96,606             10,430,207
                                             ======            ==========            ==========            ===========
  Cost                                       $6,539            $3,421,517            $1,223,348            $10,430,207
                                             ======            ==========            ==========            ===========
  Market Value                               $8,320            $3,389,498              $804,586            $10,430,207
 Due from Hartford Life Insurance
  Company                                        --                    --                    --                     --
 Receivable from fund shares sold                --                    --                    --                  1,573
 Other assets                                    --                    --                    --                     --
                                             ------            ----------            ----------            -----------
 Total Assets                                 8,320             3,389,498               804,586             10,431,780
                                             ------            ----------            ----------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        --                    --                    --                  1,573
 Payable for fund shares purchased               --                    --                    --                     --
 Other liabilities                               --                    --                    --                     --
                                             ------            ----------            ----------            -----------
 Total Liabilities                               --                    --                    --                  1,573
                                             ------            ----------            ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $8,320            $3,389,498              $804,586            $10,430,207
                                             ======            ==========            ==========            ===========

                                                                                                                 HARTFORD
                                              HARTFORD              HARTFORD              HARTFORD           U.S. GOVERNMENT
                                           SMALL COMPANY        SMALLCAP GROWTH             STOCK               SECURITIES
                                              HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              256,943                 107                  325,643               149,724
                                             ==========              ======              ===========            ==========
  Cost                                       $3,916,127              $1,115              $17,374,122            $1,593,768
                                             ==========              ======              ===========            ==========
  Market Value                               $3,656,090              $1,669              $11,756,618            $1,577,028
 Due from Hartford Life Insurance
  Company                                            --                  --                       --                    --
 Receivable from fund shares sold                    --                  --                   31,298                    --
 Other assets                                        --                  --                       --                    --
                                             ----------              ------              -----------            ----------
 Total Assets                                 3,656,090               1,669               11,787,916             1,577,028
                                             ----------              ------              -----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                  --                   31,298                    --
 Payable for fund shares purchased                   --                  --                       --                    --
 Other liabilities                                    1                  --                        2                    --
                                             ----------              ------              -----------            ----------
 Total Liabilities                                    1                  --                   31,300                    --
                                             ----------              ------              -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,656,089              $1,669              $11,756,616            $1,577,028
                                             ==========              ======              ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 HARTFORD            HARTFORD
                                             HARTFORD             VALUE               EQUITY             LORD ABBETT
                                              VALUE           OPPORTUNITIES           INCOME           AMERICA'S VALUE
                                             HLS FUND            HLS FUND            HLS FUND             PORTFOLIO
                                         SUB-ACCOUNT (I)       SUB-ACCOUNT        SUB-ACCOUNT (D)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               789               44,078               3,271                3,848
                                              ======             ========             =======              =======
  Cost                                        $6,502             $688,923             $30,801              $57,378
                                              ======             ========             =======              =======
  Market Value                                $7,498             $562,110             $34,279              $46,142
 Due from Hartford Life Insurance
  Company                                         --                2,250                  --                   --
 Receivable from fund shares sold                 --                   --                  --                   --
 Other assets                                     --                   --                  --                   --
                                              ------             --------             -------              -------
 Total Assets                                  7,498              564,360              34,279               46,142
                                              ------             --------             -------              -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                   --                  --                   --
 Payable for fund shares purchased                --                2,250                  --                   --
 Other liabilities                                --                   --                  --                   --
                                              ------             --------             -------              -------
 Total Liabilities                                --                2,250                  --                   --
                                              ------             --------             -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $7,498             $562,110             $34,279              $46,142
                                              ======             ========             =======              =======


                                            LORD ABBETT          LORD ABBETT
                                           BOND-DEBENTURE         GROWTH &          MFS GROWTH       MFS INVESTORS
                                             PORTFOLIO           INCOME FUND          SERIES         TRUST SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              18,938               3,397                5               1,259
                                              ========             =======             ====             =======
  Cost                                        $191,141             $97,910              $77             $25,047
                                              ========             =======             ====             =======
  Market Value                                $213,616             $69,125             $100             $22,962
 Due from Hartford Life Insurance
  Company                                           --                  --               --                  --
 Receivable from fund shares sold                   --                  --               --                  --
 Other assets                                       --                  --               --                  --
                                              --------             -------             ----             -------
 Total Assets                                  213,616              69,125              100              22,962
                                              --------             -------             ----             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --               --                  --
 Payable for fund shares purchased                  --                  --               --                  --
 Other liabilities                                  --                  --               --                  --
                                              --------             -------             ----             -------
 Total Liabilities                                  --                  --               --                  --
                                              --------             -------             ----             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $213,616             $69,125             $100             $22,962
                                              ========             =======             ====             =======

(d) Funded as of January 30, 2009.

(i)  Funded as of July 20, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      MFS NEW             MFS TOTAL           MFS VALUE        MFS RESEARCH
                                  DISCOVERY SERIES      RETURN SERIES          SERIES        BOND SERIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (J)
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      6,587                106,904             36,549             15,911
                                      =======            ===========          =========          =========
  Cost                                $80,609             $2,129,371           $383,256           $192,735
                                      =======            ===========          =========          =========
  Market Value                        $88,469             $1,868,683           $431,276           $194,108
 Due from Hartford Life
  Insurance Company                        --                     --              7,818             22,155
 Receivable from fund shares
  sold                                     --                     --                 --                 --
 Other assets                              --                     --                 --                 --
                                      -------            -----------          ---------          ---------
 Total Assets                          88,469              1,868,683            439,094            216,263
                                      -------            -----------          ---------          ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                  --                     --                 --                 --
 Payable for fund shares
  purchased                                --                     --              7,818             22,155
 Other liabilities                         --                     --                 --                 --
                                      -------            -----------          ---------          ---------
 Total Liabilities                         --                     --              7,818             22,155
                                      -------            -----------          ---------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $88,469             $1,868,683           $431,276           $194,108
                                      =======            ===========          =========          =========

                                  VAN KAMPEN --      VAN KAMPEN --
                                   UIF MID CAP         UIF U.S.          OPPENHEIMER        OPPENHEIMER
                                      GROWTH         MID CAP VALUE         CAPITAL       GLOBAL SECURITIES
                                    PORTFOLIO          PORTFOLIO      APPRECIATION FUND       FUND/VA
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     10,405             15,471              2,922             10,584
                                     ========          =========          =========          =========
  Cost                                $78,504           $207,744           $107,421           $360,498
                                     ========          =========          =========          =========
  Market Value                        $94,479           $162,450           $107,064           $278,136
 Due from Hartford Life
  Insurance Company                        --                 --                 --                 --
 Receivable from fund shares
  sold                                     --                 --                 --                 --
 Other assets                              --                 --                 --                 --
                                     --------          ---------          ---------          ---------
 Total Assets                          94,479            162,450            107,064            278,136
                                     --------          ---------          ---------          ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                  --                 --                 --                 --
 Payable for fund shares
  purchased                                --                 --                 --                 --
 Other liabilities                         --                 --                 --                 --
                                     --------          ---------          ---------          ---------
 Total Liabilities                         --                 --                 --                 --
                                     --------          ---------          ---------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $94,479           $162,450           $107,064           $278,136
                                     ========          =========          =========          =========

(j)  Funded as of July 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                           OPPENHEIMER        MAIN STREET         OPPENHEIMER           PUTNAM VT
                                           MAIN STREET         SMALL CAP             VALUE             DIVERSIFIED
                                             FUND/VA            FUND/VA             FUND/VA            INCOME FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (K)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                820              6,458                 143                44,632
                                            =========          =========            ========            ==========
  Cost                                        $18,039            $73,556              $1,265              $335,674
                                            =========          =========            ========            ==========
  Market Value                                $14,796            $92,214              $1,289              $361,626
 Due from Hartford Life Insurance
  Company                                          --                 --                  --                    --
 Receivable from fund shares sold                  --                 --                  --                    --
 Other assets                                      --                 --                  --                    --
                                            ---------          ---------            --------            ----------
 Total Assets                                  14,796             92,214               1,289               361,626
                                            ---------          ---------            --------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 --                  --                    --
 Payable for fund shares purchased                 --                 --                  --                    --
 Other liabilities                                 --                 --                  --                    --
                                            ---------          ---------            --------            ----------
 Total Liabilities                                 --                 --                  --                    --
                                            ---------          ---------            --------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $14,796            $92,214              $1,289              $361,626
                                            =========          =========            ========            ==========


                                            PUTNAM VT            PUTNAM VT            PUTNAM VT           PUTNAM VT
                                           GLOBAL ASSET           GLOBAL             GROWTH AND         GLOBAL HEALTH
                                         ALLOCATION FUND        EQUITY FUND          INCOME FUND          CARE FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (L)
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              43,691              255,890              382,373               8,965
                                            ==========          ===========          ===========          ==========
  Cost                                        $728,439           $4,449,550           $9,908,864             $92,092
                                            ==========          ===========          ===========          ==========
  Market Value                                $595,953           $2,592,168           $5,529,076            $110,448
 Due from Hartford Life Insurance
  Company                                           --                   --                   --                  --
 Receivable from fund shares sold                   --               30,387               28,805                  --
 Other assets                                       --                   --                   --                  --
                                            ----------          -----------          -----------          ----------
 Total Assets                                  595,953            2,622,555            5,557,881             110,448
                                            ----------          -----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --               30,387               28,805                  --
 Payable for fund shares purchased                  --                   --                   --                  --
 Other liabilities                                  --                   --                   --                  --
                                            ----------          -----------          -----------          ----------
 Total Liabilities                                  --               30,387               28,805                  --
                                            ----------          -----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $595,953           $2,592,168           $5,529,076            $110,448
                                            ==========          ===========          ===========          ==========

(k) Funded as of September 21, 2009.

(l)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                    PUTNAM VT
                                            PUTNAM VT                             INTERNATIONAL         PUTNAM VT
                                               HIGH             PUTNAM VT           GROWTH AND        INTERNATIONAL
                                            YIELD FUND         INCOME FUND         INCOME FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             412,552             207,883              7,461              140,299
                                            ==========          ==========           ========           ==========
  Cost                                      $4,468,526          $2,612,655           $106,221           $2,410,206
                                            ==========          ==========           ========           ==========
  Market Value                              $2,739,211          $2,575,175            $67,896           $1,570,405
 Due from Hartford Life Insurance
  Company                                           --                  --                 --                   --
 Receivable from fund shares sold                   --                  --                 --                   --
 Other assets                                       --                  --                 --                   --
                                            ----------          ----------           --------           ----------
 Total Assets                                2,739,211           2,575,175             67,896            1,570,405
                                            ----------          ----------           --------           ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                 --                   --
 Payable for fund shares purchased                  --                  --                 --                   --
 Other liabilities                                  --                  --                 --                   --
                                            ----------          ----------           --------           ----------
 Total Liabilities                                  --                  --                 --                   --
                                            ----------          ----------           --------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $2,739,211          $2,575,175            $67,896           $1,570,405
                                            ==========          ==========           ========           ==========


                                               PUTNAM VT                               PUTNAM VT          PUTNAM VT
                                           INTERNATIONAL NEW         PUTNAM VT           MONEY               NEW
                                          OPPORTUNITIES FUND      INVESTORS FUND      MARKET FUND     OPPORTUNITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                1,083                 5,313              378               196,836
                                                =======               =======             ====            ==========
  Cost                                          $14,468               $50,165             $378            $3,493,042
                                                =======               =======             ====            ==========
  Market Value                                  $17,148               $47,875             $378            $3,412,617
 Due from Hartford Life Insurance
  Company                                            --                    --               --                    --
 Receivable from fund shares sold                 1,352                    --               --                44,412
 Other assets                                        --                    --               --                    --
                                                -------               -------             ----            ----------
 Total Assets                                    18,500                47,875              378             3,457,029
                                                -------               -------             ----            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         1,352                    --               --                44,412
 Payable for fund shares purchased                   --                    --               --                    --
 Other liabilities                                   --                    --               --                    --
                                                -------               -------             ----            ----------
 Total Liabilities                                1,352                    --               --                44,412
                                                -------               -------             ----            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $17,148               $47,875             $378            $3,412,617
                                                =======               =======             ====            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           PUTNAM VT             PUTNAM VT              PUTNAM VT
                                           SMALL CAP         THE GEORGE PUTNAM            GLOBAL
                                           VALUE FUND         FUND OF BOSTON          UTILITIES FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (M)
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            11,743                6,670                  24,060
                                            ========              =======                ========
  Cost                                      $222,347              $66,428                $331,690
                                            ========              =======                ========
  Market Value                              $128,825              $45,625                $323,372
 Due from Hartford Life Insurance
  Company                                         --                   --                      --
 Receivable from fund shares sold                 --                   --                      --
 Other assets                                     --                   --                      --
                                            --------              -------                --------
 Total Assets                                128,825               45,625                 323,372
                                            --------              -------                --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                   --                      --
 Payable for fund shares purchased                --                   --                      --
 Other liabilities                                --                   --                      --
                                            --------              -------                --------
 Total Liabilities                                --                   --                      --
                                            --------              -------                --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $128,825              $45,625                $323,372
                                            ========              =======                ========


                                                                                         PUTNAM VT
                                             PUTNAM VT             PUTNAM VT              CAPITAL
                                             VISTA FUND          VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (N)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              10,731                208,737               16,249
                                              ========            ===========             ========
  Cost                                        $184,550             $7,002,088             $244,706
                                              ========            ===========             ========
  Market Value                                $126,622             $6,806,684             $206,366
 Due from Hartford Life Insurance
  Company                                           --                     --                   --
 Receivable from fund shares sold                   --                 27,123                   --
 Other assets                                       --                     --                   --
                                              --------            -----------             --------
 Total Assets                                  126,622              6,833,807              206,366
                                              --------            -----------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                 27,123                   --
 Payable for fund shares purchased                  --                     --                   --
 Other liabilities                                  --                     --                   --
                                              --------            -----------             --------
 Total Liabilities                                  --                 27,123                   --
                                              --------            -----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $126,622             $6,806,684             $206,366
                                              ========            ===========             ========

                                                                 VAN KAMPEN LIT
                                             PUTNAM VT             GROWTH AND         VAN KAMPEN LIT
                                               EQUITY                INCOME              COMSTOCK
                                            INCOME FUND            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (O)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              32,261                  353                  99,487
                                              ========               ======             ===========
  Cost                                        $349,311               $4,724              $1,301,108
                                              ========               ======             ===========
  Market Value                                $393,346               $5,784              $1,004,822
 Due from Hartford Life Insurance
  Company                                           --                   --                      --
 Receivable from fund shares sold                   --                   --                      --
 Other assets                                       --                   --                      --
                                              --------               ------             -----------
 Total Assets                                  393,346                5,784               1,004,822
                                              --------               ------             -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                   --                      --
 Payable for fund shares purchased                  --                   --                      --
 Other liabilities                                  --                   --                      --
                                              --------               ------             -----------
 Total Liabilities                                  --                   --                      --
                                              --------               ------             -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $393,346               $5,784              $1,004,822
                                              ========               ======             ===========

(m) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(n) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(o) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                              UNITS
                                                                             OWNED BY               UNIT           CONTRACT
                                                                           PARTICIPANTS         FAIR VALUE #      LIABILITY
----------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class B             1,485             $9.257151          $13,750
AllianceBernstein VPS International Value Portfolio -- Class B                 67,724              8.161134          552,702
AllianceBernstein VPS Small/Mid-Cap Value Portfolio -- Class B                 13,232             10.684549          141,383
AllianceBernstein VPS Value Portfolio -- Class B                                  411              7.844980            3,225
AllianceBernstein VPS International Growth Portfolio -- Class B                14,867              8.339156          123,975
AIM V.I. Capital Appreciation Fund -- Class S1                                 12,034              8.783347          105,699
AIM V.I. Core Equity Fund -- Class S1                                          10,348             14.058334          145,476
AIM V.I. International Growth Fund -- Class S1                                 17,117              8.784056          150,360
AIM V.I. Mid Cap Core Equity Fund -- Class S1                                  22,012             15.827870          348,409
AIM V.I. Small Cap Equity Fund -- Class S1                                     26,624             10.738505          285,907
AIM V.I. Capital Development Fund -- Class S1                                   9,481             10.040517           95,199
AIM V.I. PowerShares ETF Allocation Fund -- Class S1                              859             14.309207           12,293
AIM V.I. Global Real Estate Fund -- Class S1                                       12             12.019804              145
American Funds Global Bond Fund -- Class 2                                      2,511             10.917046           27,407
American Funds Global Growth and Income Fund -- Class 2                         7,092              8.577912           60,838
American Funds Asset Allocation Fund -- Class 2                               495,984             13.963461        6,925,655
American Funds Blue Chip Income and Growth Fund -- Class 2                     96,321             13.286460        1,279,769
American Funds Bond Fund -- Class 2                                           286,348             12.507300        3,581,446
American Funds Global Growth Fund -- Class 2                                 1,386,157             1.506019        2,087,579
American Funds Growth Fund -- Class 2                                        9,572,708             1.035048        9,908,212
American Funds Growth-Income Fund -- Class 2                                 6,376,352             1.250601        7,974,272
American Funds International Fund -- Class 2                                  240,056             21.523685        5,166,899
American Funds New World Fund -- Class 2                                       51,072             26.941235        1,375,955
American Funds Global Small Capitalization Fund -- Class 2                   1,572,124             1.850714        2,909,553
Fidelity VIP Asset Manager Portfolio -- Class INIT                            238,209              2.416579          575,651
Fidelity VIP Equity-Income Portfolio -- Class INIT                           2,892,897             2.499987        7,232,206
Fidelity VIP Equity-Income Portfolio -- Class SRV2                              2,458              9.371563           23,033
Fidelity VIP Growth Portfolio -- Class SRV2                                       918              7.579744            6,956
Fidelity VIP Contrafund Portfolio -- Class SRV2                               202,903             10.847941        2,201,081
Fidelity VIP Overseas Portfolio -- Class INIT                                 336,085              2.118000          711,829
Fidelity VIP Mid Cap Portfolio -- Class SRV2                                   89,791             11.633336        1,044,570
Fidelity VIP Value Strategies Portfolio -- Class SRV2                           2,140              8.496440           18,183
Fidelity VIP Dynamic CapApp Portfolio -- Class SRV2                               135              8.787986            1,190
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2                                 844              9.681661            8,168
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2                              10,719              9.216289           98,789
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2                              29,021              8.798777          255,353
Fidelity VIP Strategic Income Portfolio -- Class SRV2                              50             11.064938              558
Franklin Rising Dividends Securities Fund -- Class 2                               13             11.169012              145
Franklin Income Securities Fund -- Class 2                                    159,450             11.324722        1,805,725
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                          690              9.377872            6,472
Franklin Small Cap Value Securities Fund -- Class 2                            50,216             16.184436          812,718
Franklin Strategic Income Securities Fund -- Class 1                           43,239             11.167863          482,882
Mutual Shares Securities Fund -- Class 2                                      105,628             13.754639        1,452,880
Templeton Developing Markets Securities Fund -- Class 1                         3,284              8.924175           29,305
Templeton Foreign Securities Fund -- Class 2                                    5,594              8.895624           49,765
Templeton Growth Securities Fund -- Class 2                                    22,630              9.040690          204,591
Mutual Global Discovery Securities Fund -- Class 2                             57,113             11.281734          644,331
Franklin Flex Cap Growth Securities Fund -- Class 2                               339              9.751412            3,309
Templeton Global Bond Securities Fund -- Class 2                               89,531             13.875288        1,242,273
Hartford Advisers HLS Fund -- Class IA                                       3,006,670             3.035419        9,126,504
Hartford Total Return Bond HLS Fund -- Class IA                              4,738,370             2.626884       12,447,149
Hartford Capital Appreciation HLS Fund -- Class IA                           4,375,136             6.082370       26,611,194
Hartford Dividend and Growth HLS Fund -- Class IA                            2,711,783             3.710229       10,061,335
Hartford Fundamental Growth HLS Fund -- Class IA                                1,110              8.977086            9,968
Hartford Global Advisers HLS Fund -- Class IA                                   1,454              1.478535            2,150
Hartford Global Equity HLS Fund -- Class IA                                    11,943              8.664032          103,486
Hartford Global Growth HLS Fund -- Class IA                                    16,543              1.041982           17,237
Hartford Disciplined Equity HLS Fund -- Class IA                              658,789              1.310608          863,414
Hartford Growth HLS Fund -- Class IA                                              305              8.934077            2,720

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              UNITS
                                                                             OWNED BY               UNIT           CONTRACT
                                                                           PARTICIPANTS         FAIR VALUE #      LIABILITY
----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund -- Class IA                             47,832            $16.832526         $805,189
Hartford High Yield HLS Fund -- Class IA                                        4,361             11.633875           50,740
Hartford Index HLS Fund -- Class IA                                          2,968,401             3.141833        9,326,219
Hartford International Growth HLS Fund -- Class IA                                  7              6.354409               47
Hartford International Small Company HLS Fund -- Class IA                      21,626             20.055023          433,708
Hartford International Opportunities HLS Fund -- Class IA                    2,107,516             2.893130        6,097,319
Hartford MidCap Growth HLS Fund -- Class IA                                       968              8.594351            8,320
Hartford MidCap HLS Fund -- Class IA                                          955,020              3.549140        3,389,498
Hartford MidCap Value HLS Fund -- Class IA                                     48,102             16.726572          804,586
Hartford Money Market HLS Fund -- Class IA                                   5,805,399             1.796639       10,430,207
Hartford Small Company HLS Fund -- Class IA                                  1,870,065             1.955060        3,656,089
Hartford SmallCap Growth HLS Fund -- Class IA                                     176              9.461521            1,669
Hartford Stock HLS Fund -- Class IA                                          3,585,633             3.278812       11,756,616
Hartford U.S. Government Securities HLS Fund -- Class IA                      153,231             10.054446        1,577,028
Hartford Value HLS Fund -- Class IA                                               840              8.921502            7,498
Hartford Value Opportunities HLS Fund -- Class IA                              36,745             15.297498          562,110
Hartford Equity Income HLS Fund -- Class IA                                     3,734              9.181279           34,279
Lord Abbett America's Value Portfolio -- Class VC                               4,283             10.774410           46,142
Lord Abbett Bond-Debenture Portfolio -- Class VC                               18,861             11.326127          213,616
Lord Abbett Growth & Income Fund -- Class VC                                    7,269              9.509797           69,125
MFS Growth Series -- Class INIT                                                    11              9.463785              100
MFS Investors Trust Series -- Class INIT                                        2,078             11.048366           22,962
MFS New Discovery Series -- Class INIT                                          5,667             15.610690           88,469
MFS Total Return Series -- Class INIT                                         141,364             13.218935        1,868,683
MFS Value Series -- Class INIT                                                 47,685              9.044166          431,276
MFS Research Bond Series Fund -- Class INIT                                    17,249             11.253639          194,108
Van Kampen -- UIF Mid Cap Growth Portfolio -- Class II                         10,160              9.299431           94,479
Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class II                     18,523              8.769934          162,450
Oppenheimer Capital Appreciation Fund -- Class SRV                             10,705             10.001462          107,064
Oppenheimer Global Securities Fund/VA -- Class SRV                             25,084             11.088193          278,136
Oppenheimer Main Street Fund/VA -- Class SRV                                    1,520              9.731208           14,796
Oppenheimer Main Street Small Cap Fund/VA -- Class SRV                          9,854              9.358432           92,214
Oppenheimer Value Fund/VA -- Class SRV                                            150              8.588256            1,289
Putnam VT Diversified Income Fund -- Class IA                                   3,786             23.175409           87,734
Putnam VT Diversified Income Fund -- Class IB                                  24,516             11.171885          273,892
Putnam VT Global Asset Allocation Fund -- Class IA                             22,188             26.783076          594,265
Putnam VT Global Asset Allocation Fund -- Class IB                                178              9.467980            1,688
Putnam VT Global Equity Fund -- Class IA                                      111,588             23.229823        2,592,168
Putnam VT Growth and Income Fund -- Class IA                                  196,807             28.044583        5,519,366
Putnam VT Growth and Income Fund -- Class IB                                      843             11.514849            9,710
Putnam VT Global Health Care Fund -- Class IA                                   7,331             15.065962          110,448
Putnam VT High Yield Fund -- Class IA                                          94,037             28.889334        2,716,669
Putnam VT High Yield Fund -- Class IB                                           1,434             15.722517           22,542
Putnam VT Income Fund -- Class IA                                              99,386             25.224094        2,506,918
Putnam VT Income Fund -- Class IB                                               5,228             13.055246           68,257
Putnam VT International Growth and Income Fund -- Class IA                      4,459             15.194392           67,758
Putnam VT International Growth and Income Fund -- Class IB                         18              7.508868              138
Putnam VT International Equity Fund -- Class IA                                96,624             15.354650        1,483,631
Putnam VT International Equity Fund -- Class IB                                 5,813             14.928049           86,774
Putnam VT International New Opportunities Fund -- Class IA                      1,103             15.550584           17,148
Putnam VT Investors Fund -- Class IA                                            5,179              9.243957           47,875
Putnam VT Money Market Fund -- Class IA                                           210              1.802303              378
Putnam VT New Opportunities Fund -- Class IA                                  160,152             21.099132        3,379,069
Putnam VT New Opportunities Fund -- Class IB                                    2,583             12.988059           33,548
Putnam VT Small Cap Value Fund -- Class IB                                     15,680              8.215811          128,825
Putnam VT The George Putnam Fund of Boston -- Class IA                          3,783             12.059130           45,625
Putnam VT Global Utilities Fund -- Class IA                                    11,314             28.580962          323,372
Putnam VT Vista Fund -- Class IA                                               11,755             10.772051          126,622
Putnam VT Voyager Fund -- Class IA                                            191,410             35.386121        6,773,243
Putnam VT Voyager Fund -- Class IB                                              2,340             14.293431           33,441

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                              UNITS
                                                                             OWNED BY               UNIT           CONTRACT
                                                                           PARTICIPANTS         FAIR VALUE #      LIABILITY
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund -- Class IB                               13,404            $15.395267         $206,366
Putnam VT Equity Income Fund -- Class IA                                       10,289             13.861395          142,614
Putnam VT Equity Income Fund -- Class IB                                       17,375             14.430719          250,732
Van Kampen LIT Growth and Income Portfolio -- Class II                            632              9.152221            5,784
Van Kampen LIT Comstock Portfolio -- Class II                                 103,601              9.698918        1,004,822

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                        BALANCED WEALTH           INTERNATIONAL           SMALL/MID-CAP      ALLIANCEBERNSTEIN VPS
                                      STRATEGY PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $105                     $5,283                   $567                  $46
                                            ------                  ---------                -------                 ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                          1                   (130,112)                (1,445)                  18
 Net realized gain on
  distributions                                 --                         --                  2,991                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            2,779                    269,718                 26,772                  402
                                            ------                  ---------                -------                 ----
  Net gain (loss) on investments             2,780                    139,606                 28,318                  420
                                            ------                  ---------                -------                 ----
  Net increase (decrease) in net
   assets resulting from
   operations                               $2,885                   $144,889                $28,885                 $466
                                            ======                  =========                =======                 ====

                                    ALLIANCEBERNSTEIN VPS        AIM V.I.             AIM V.I.           AIM V.I.
                                        INTERNATIONAL             CAPITAL               CORE           INTERNATIONAL
                                      GROWTH PORTFOLIO       APPRECIATION FUND       EQUITY FUND        GROWTH FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $4,426                   $603               $2,379             $1,522
                                           -------                -------              -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      2,269                 (8,043)                 500                 39
 Net realized gain on
  distributions                                 --                     --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           30,230                 22,437               30,376             23,289
                                           -------                -------              -------            -------
  Net gain (loss) on investments            32,499                 14,394               30,876             23,328
                                           -------                -------              -------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                              $36,925                $14,997              $33,255            $24,850
                                           =======                =======              =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AIM V.I.           AIM V.I.             AIM V.I.              AIM V.I.
                                          MID CAP CORE         SMALL CAP             CAPITAL           POWERSHARES ETF
                                           EQUITY FUND        EQUITY FUND       DEVELOPMENT FUND       ALLOCATION FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,073               $411                 $ --                $ --
                                            ---------          ---------            ---------               -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  6,377              6,945                  269                  --
 Net realized gain on distributions             3,930                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     71,517             47,486               28,181                  81
                                            ---------          ---------            ---------               -----
  Net gain (loss) on investments               81,824             54,431               28,450                  81
                                            ---------          ---------            ---------               -----
  Net increase (decrease) in net
   assets resulting from operations           $85,897            $54,842              $28,450                 $81
                                            =========          =========            =========               =====

                                                                                     AMERICAN FUNDS
                                             AIM V.I.           AMERICAN FUNDS           GLOBAL           AMERICAN FUNDS
                                              GLOBAL                GLOBAL             GROWTH AND              ASSET
                                         REAL ESTATE FUND         BOND FUND            INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (B)        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                   $359                $1,113              $150,083
                                               -----               --------             ---------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                     11                    50                42,814
 Net realized gain on distributions               --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1                  2,052                13,095             1,224,819
                                               -----               --------             ---------           -----------
  Net gain (loss) on investments                   1                  2,063                13,145             1,267,633
                                               -----               --------             ---------           -----------
  Net increase (decrease) in net
   assets resulting from operations               $1                 $2,422               $14,258            $1,417,716
                                               =====               ========             =========           ===========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                            BLUE CHIP                           AMERICAN FUNDS
                                            INCOME AND       AMERICAN FUNDS         GLOBAL          AMERICAN FUNDS
                                           GROWTH FUND          BOND FUND         GROWTH FUND        GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $23,301           $104,274            $26,906             $55,515
                                            ----------          ---------          ---------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (105,696)             1,529            (78,671)             49,830
 Net realized gain on distributions                 --                 --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     345,956            228,819            775,795           2,735,856
                                            ----------          ---------          ---------          ----------
  Net gain (loss) on investments               240,260            230,348            697,124           2,785,686
                                            ----------          ---------          ---------          ----------
  Net increase (decrease) in net
   assets resulting from operations           $263,561           $334,622           $724,030          $2,841,201
                                            ==========          =========          =========          ==========


                                                                                                      AMERICAN FUNDS
                                          AMERICAN FUNDS      AMERICAN FUNDS     AMERICAN FUNDS        GLOBAL SMALL
                                        GROWTH-INCOME FUND  INTERNATIONAL FUND   NEW WORLD FUND     CAPITALIZATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $111,288             $67,702            $17,693               $6,570
                                            ----------          ----------          ---------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  39,194              12,801            (81,704)             (31,055)
 Net realized gain on distributions                 --              23,175                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,782,851           1,442,085            579,701            1,186,338
                                            ----------          ----------          ---------           ----------
  Net gain (loss) on investments             1,822,045           1,478,061            497,997            1,155,283
                                            ----------          ----------          ---------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $1,933,333          $1,545,763           $515,690           $1,161,853
                                            ==========          ==========          =========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                          ASSET MANAGER       EQUITY-INCOME          GROWTH           CONTRAFUND
                                            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $12,617             $145,016              $12             $21,141
                                             --------           ----------           ------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (82,659)            (438,292)               3               6,060
 Net realized gain on distributions               868                   --                5                 523
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    226,917            2,032,224            1,211             527,342
                                             --------           ----------           ------            --------
  Net gain (loss) on investments              145,126            1,593,932            1,219             533,925
                                             --------           ----------           ------            --------
  Net increase (decrease) in net
   assets resulting from operations          $157,743           $1,738,948           $1,231            $555,066
                                             ========           ==========           ======            ========

                                           FIDELITY VIP        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             OVERSEAS            MID CAP          VALUE STRATEGIES      DYNAMIC CAPAPP
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (C)
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $13,493              $3,978                 $50                $ --
                                             --------            --------              ------                ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (19,401)                 67                  80                  --
 Net realized gain on distributions             2,006               4,721                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    154,646             251,228               7,071                  67
                                             --------            --------              ------                ----
  Net gain (loss) on investments              137,251             256,016               7,151                  67
                                             --------            --------              ------                ----
  Net increase (decrease) in net
   assets resulting from operations          $150,744            $259,994              $7,201                 $67
                                             ========            ========              ======                ====

(c)  Funded as of September 28, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP       FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2010       FREEDOM 2020       FREEDOM 2030      STRATEGIC INCOME
                                            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $282              $2,779             $4,571              $ --
                                              ------             -------            -------              ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    18               1,021                378                --
 Net realized gain on distributions               57                 637                575                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,234              22,761             79,244                 1
                                              ------             -------            -------              ----
  Net gain (loss) on investments               1,309              24,419             80,197                 1
                                              ------             -------            -------              ----
  Net increase (decrease) in net
   assets resulting from
   operations                                 $1,591             $27,198            $84,768                $1
                                              ======             =======            =======              ====

                                             FRANKLIN                                 FRANKLIN             FRANKLIN
                                              RISING             FRANKLIN          SMALL-MID CAP          SMALL CAP
                                            DIVIDENDS             INCOME               GROWTH               VALUE
                                         SECURITIES FUND     SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                         SUB-ACCOUNT (B)       SUB-ACCOUNT        SUB-ACCOUNT (D)        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --              $127,035                $ --               $12,088
                                               ----              --------              ------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   --               (28,357)                 68               (38,900)
 Net realized gain on distributions              --                    --                  --                33,289
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1               382,651               1,437               170,649
                                               ----              --------              ------              --------
  Net gain (loss) on investments                  1               354,294               1,505               165,038
                                               ----              --------              ------              --------
  Net increase (decrease) in net
   assets resulting from
   operations                                    $1              $481,329              $1,505              $177,126
                                               ====              ========              ======              ========

(b) From inception July 23, 2009 to December 31, 2009.

(d) Funded as of January 30, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             FRANKLIN                                 TEMPLETON
                                             STRATEGIC                               DEVELOPING           TEMPLETON
                                              INCOME           MUTUAL SHARES           MARKETS             FOREIGN
                                          SECURITIES FUND     SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $20,967              $22,234                $400                $203
                                              -------             --------             -------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  6,704              (81,058)                267                  66
 Net realized gain on distributions                --                   --                  34                 250
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              46,490              335,102               9,721               7,174
                                              -------             --------             -------              ------
  Net gain (loss) on investments               53,194              254,044              10,022               7,490
                                              -------             --------             -------              ------
  Net increase (decrease) in net
   assets resulting from operations           $74,161             $276,278             $10,422              $7,693
                                              =======             ========             =======              ======

                                                                                        FRANKLIN
                                             TEMPLETON              MUTUAL              FLEX CAP           TEMPLETON
                                              GROWTH           GLOBAL DISCOVERY          GROWTH           GLOBAL BOND
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (E)        SUB-ACCOUNT       SUB-ACCOUNT (F)
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,317                $6,071                $ --             $127,033
                                              -------              --------              ------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  3,850                 1,863                  64               (1,076)
 Net realized gain on distributions                --                14,326                  --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              46,790                91,282                 953               36,226
                                              -------              --------              ------             --------
  Net gain (loss) on investments               50,640               107,471               1,017               35,150
                                              -------              --------              ------             --------
  Net increase (decrease) in net
   assets resulting from operations           $55,957              $113,542              $1,017             $162,183
                                              =======              ========              ======             ========

(e)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(f) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           HARTFORD             HARTFORD             HARTFORD
                                      HARTFORD               TOTAL               CAPITAL             DIVIDEND
                                      ADVISERS            RETURN BOND         APPRECIATION          AND GROWTH
                                      HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $183,021             $463,112             $207,780             $201,367
                                     -----------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (257,810)             (23,698)            (751,405)            (220,009)
 Net realized gain on
  distributions                               --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,249,579            1,195,883            9,043,830            2,034,693
                                     -----------          -----------          -----------          -----------
  Net gain (loss) on
   investments                         1,991,769            1,172,185            8,292,425            1,814,684
                                     -----------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,174,790           $1,635,297           $8,500,205           $2,016,051
                                     ===========          ===========          ===========          ===========

                                    HARTFORD          HARTFORD
                                   FUNDAMENTAL         GLOBAL            HARTFORD           HARTFORD
                                     GROWTH           ADVISERS         GLOBAL EQUITY     GLOBAL GROWTH
                                    HLS FUND          HLS FUND           HLS FUND           HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $52               $ --               $889              $107
                                     -------          ---------          ---------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   15             (2,620)              (137)              (94)
 Net realized gain on
  distributions                           --                 --                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      2,878              2,562             19,296             2,784
                                     -------          ---------          ---------          --------
  Net gain (loss) on
   investments                         2,893                (58)            19,159             2,690
                                     -------          ---------          ---------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,945               $(58)           $20,048            $2,797
                                     =======          =========          =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD                               HARTFORD
                                           DISCIPLINED          HARTFORD             GROWTH             HARTFORD
                                              EQUITY             GROWTH          OPPORTUNITIES         HIGH YIELD
                                             HLS FUND           HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (G)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $11,866              $10                $3,335             $3,406
                                            ----------           ------            ----------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  20,019               13                 2,970                163
 Net realized gain on distributions                 --               --                    --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     154,965              391               180,161              1,544
                                            ----------           ------            ----------           --------
  Net gain (loss) on investments               174,984              404               183,131              1,707
                                            ----------           ------            ----------           --------
  Net increase (decrease) in net
   assets resulting from operations           $186,850             $414              $186,466             $5,113
                                            ==========           ======            ==========           ========

                                                                  HARTFORD             HARTFORD            HARTFORD
                                             HARTFORD           INTERNATIONAL       INTERNATIONAL        INTERNATIONAL
                                               INDEX               GROWTH           SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (H)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $166,940                $1                 $6,386             $106,530
                                            -----------             -----             ----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (234,031)                1                (15,178)            (254,872)
 Net realized gain on distributions               3,934                --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,035,493                 7                119,919            1,759,668
                                            -----------             -----             ----------          -----------
  Net gain (loss) on investments              1,805,396                 8                104,741            1,504,796
                                            -----------             -----             ----------          -----------
  Net increase (decrease) in net
   assets resulting from operations          $1,972,336                $9               $111,127           $1,611,326
                                            ===========             =====             ==========          ===========

(g) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

(h) Funded as of April 3, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD
                                             MIDCAP            HARTFORD            HARTFORD            HARTFORD
                                             GROWTH             MIDCAP           MIDCAP VALUE        MONEY MARKET
                                            HLS FUND           HLS FUND            HLS FUND            HLS FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $22             $16,400              $5,526             $7,656
                                             ------            --------            --------             ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   50             (71,377)             (2,378)                --
 Net realized gain on distributions              --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,780             908,089             260,745                 --
                                             ------            --------            --------             ------
  Net gain (loss) on investments              1,830             836,712             258,367                 --
                                             ------            --------            --------             ------
  Net increase (decrease) in net
   assets resulting from operations          $1,852            $853,112            $263,893             $7,656
                                             ======            ========            ========             ======

                                                                                                              HARTFORD
                                             HARTFORD             HARTFORD              HARTFORD           U.S. GOVERNMENT
                                          SMALL COMPANY       SMALLCAP GROWTH            STOCK               SECURITIES
                                             HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $404                 $1                 $158,268                 $523
                                             --------               ----               ----------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (83,768)                21                 (217,902)               7,897
 Net realized gain on distributions                --                 --                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    929,452                559                3,575,701               49,843
                                             --------               ----               ----------              -------
  Net gain (loss) on investments              845,684                580                3,357,799               57,740
                                             --------               ----               ----------              -------
  Net increase (decrease) in net
   assets resulting from operations          $846,088               $581               $3,516,067              $58,263
                                             ========               ====               ==========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             HARTFORD          HARTFORD
                                           HARTFORD            VALUE            EQUITY         LORD ABBETT
                                             VALUE         OPPORTUNITIES        INCOME       AMERICA'S VALUE
                                           HLS FUND          HLS FUND          HLS FUND         PORTFOLIO
                                        SUB-ACCOUNT (I)     SUB-ACCOUNT     SUB-ACCOUNT (D)    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $129             $5,212             $864            $1,451
                                            -------          ---------          -------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   84            (23,563)              62            (1,894)
 Net realized gain on distributions              --                 --              154                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      996            198,942            3,478            14,458
                                            -------          ---------          -------          --------
  Net gain (loss) on investments              1,080            175,379            3,694            12,564
                                            -------          ---------          -------          --------
  Net increase (decrease) in net
   assets resulting from operations          $1,209           $180,591           $4,558           $14,015
                                            =======          =========          =======          ========


                                          LORD ABBETT       LORD ABBETT
                                         BOND-DEBENTURE       GROWTH &       MFS GROWTH    MFS INVESTORS
                                           PORTFOLIO        INCOME FUND        SERIES      TRUST SERIES
                                          SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $12,472              $623          $ --             $759
                                            --------          --------          ----          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 6,307              (485)           --            1,418
 Net realized gain on distributions               --                --            --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    28,551            12,163            24            4,445
                                            --------          --------          ----          -------
  Net gain (loss) on investments              34,858            11,678            24            5,863
                                            --------          --------          ----          -------
  Net increase (decrease) in net
   assets resulting from operations          $47,330           $12,301           $24           $6,622
                                            ========          ========          ====          =======

(d) Funded as of January 30, 2009.

(i)  Funded as of July 20, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              MFS NEW            MFS TOTAL           MFS VALUE          MFS RESEARCH
                                         DISCOVERY SERIES      RETURN SERIES          SERIES          BOND SERIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (J)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --              $61,033             $1,880                $ --
                                              -------             --------            -------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (458)               4,014                (28)                 10
 Net realized gain on distributions                --                   --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     28,075              231,968             52,507               1,373
                                              -------             --------            -------              ------
  Net gain (loss) on investments               27,617              235,982             52,479               1,383
                                              -------             --------            -------              ------
  Net increase (decrease) in net
   assets resulting from operations           $27,617             $297,015            $54,359              $1,383
                                              =======             ========            =======              ======

                                           VAN KAMPEN --        VAN KAMPEN --
                                            UIF MID CAP           UIF U.S.             OPPENHEIMER            OPPENHEIMER
                                              GROWTH            MID CAP VALUE            CAPITAL           GLOBAL SECURITIES
                                             PORTFOLIO            PORTFOLIO         APPRECIATION FUND           FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --               $1,720                    $6                  $4,686
                                              -------              -------               -------               ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     50                8,361                  (423)               (114,843)
 Net realized gain on distributions                --                   --                    --                   5,197
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     18,133               45,410                32,702                 166,130
                                              -------              -------               -------               ---------
  Net gain (loss) on investments               18,183               53,771                32,279                  56,484
                                              -------              -------               -------               ---------
  Net increase (decrease) in net
   assets resulting from operations           $18,183              $55,491               $32,285                 $61,170
                                              =======              =======               =======               =========

(j)  Funded as of July 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             OPPENHEIMER
                                          OPPENHEIMER        MAIN STREET         OPPENHEIMER          PUTNAM VT
                                          MAIN STREET         SMALL CAP             VALUE            DIVERSIFIED
                                            FUND/VA            FUND/VA             FUND/VA           INCOME FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (K)       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $157               $106                $2                $13,436
                                             ------            -------               ---               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   19                154                 1                 (3,390)
 Net realized gain on distributions              --                 --                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,621             21,405                24                 96,020
                                             ------            -------               ---               --------
  Net gain (loss) on investments              2,640             21,559                25                 92,630
                                             ------            -------               ---               --------
  Net increase (decrease) in net
   assets resulting from operations          $2,797            $21,665               $27               $106,066
                                             ======            =======               ===               ========


                                            PUTNAM VT            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           GLOBAL ASSET           GLOBAL              GROWTH AND         GLOBAL HEALTH
                                         ALLOCATION FUND        EQUITY FUND          INCOME FUND           CARE FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (L)
--------------------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $38,942               $4,548              $153,234               $ --
                                             --------            ---------            ----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (42,165)            (534,173)             (124,526)              (359)
 Net realized gain on distributions                --                   --                    --             11,888
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    185,574            1,171,551             1,316,443             11,888
                                             --------            ---------            ----------            -------
  Net gain (loss) on investments              143,409              637,378             1,191,917             23,417
                                             --------            ---------            ----------            -------
  Net increase (decrease) in net
   assets resulting from operations          $182,351             $641,926            $1,345,151            $23,417
                                             ========            =========            ==========            =======

(k) Funded as of September 21, 2009.

(l)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                    PUTNAM VT
                                            PUTNAM VT                             INTERNATIONAL         PUTNAM VT
                                               HIGH             PUTNAM VT          GROWTH AND         INTERNATIONAL
                                            YIELD FUND         INCOME FUND         INCOME FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $241,136            $135,725               $ --                 $ --
                                             --------            --------            -------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 20,831             (36,903)            (1,564)            (183,226)
 Net realized gain on distributions                --                  --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             704,131             762,030             15,798              483,442
                                             --------            --------            -------            ---------
  Net gain (loss) on investments              724,962             725,127             14,234              300,216
                                             --------            --------            -------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $966,098            $860,852            $14,234             $300,216
                                             ========            ========            =======            =========


                                               PUTNAM VT                              PUTNAM VT            PUTNAM VT
                                           INTERNATIONAL NEW         PUTNAM VT          MONEY                 NEW
                                          OPPORTUNITIES FUND      INVESTORS FUND     MARKET FUND      OPPORTUNITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $284                  $650              $1                $19,884
                                                -------               -------            ----              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (1,058)               (2,570)             --               (103,197)
 Net realized gain on distributions                  --                    --              --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                 6,041                13,379              --                950,251
                                                -------               -------            ----              ---------
  Net gain (loss) on investments                  4,983                10,809              --                847,054
                                                -------               -------            ----              ---------
  Net increase (decrease) in net
   assets resulting from operations              $5,267               $11,459              $1               $866,938
                                                =======               =======            ====              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           PUTNAM VT           PUTNAM VT              PUTNAM VT
                                           SMALL CAP       THE GEORGE PUTNAM            GLOBAL
                                          VALUE FUND         FUND OF BOSTON         UTILITIES FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (M)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,662              $2,037                 $13,209
                                            -------              ------                --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  399                (103)                (32,787)
 Net realized gain on distributions              --                  --                  19,879
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   30,025               7,737                   6,417
                                            -------              ------                --------
  Net gain (loss) on investments             30,424               7,634                  (6,491)
                                            -------              ------                --------
  Net increase (decrease) in net
   assets resulting from operations         $32,086              $9,671                  $6,718
                                            =======              ======                ========


                                                                                         PUTNAM VT
                                             PUTNAM VT            PUTNAM VT               CAPITAL
                                            VISTA FUND           VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (N)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $172               $61,977                $1,116
                                             ---------            ----------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (100,208)             (243,693)              (13,191)
 Net realized gain on distributions                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     135,999             2,951,219                79,269
                                             ---------            ----------              --------
  Net gain (loss) on investments                35,791             2,707,526                66,078
                                             ---------            ----------              --------
  Net increase (decrease) in net
   assets resulting from operations            $35,963            $2,769,503               $67,194
                                             =========            ==========              ========

                                                               VAN KAMPEN LIT
                                            PUTNAM VT            GROWTH AND          VAN KAMPEN LIT
                                              EQUITY               INCOME               COMSTOCK
                                           INCOME FUND           PORTFOLIO             PORTFOLIO
                                         SUB-ACCOUNT (O)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $8,684                $141                $40,481
                                             --------              ------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (99,605)                 11                (13,445)
 Net realized gain on distributions                --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    191,561               1,013                211,108
                                             --------              ------               --------
  Net gain (loss) on investments               91,956               1,024                197,663
                                             --------              ------               --------
  Net increase (decrease) in net
   assets resulting from operations          $100,640              $1,165               $238,144
                                             ========              ======               ========

(m) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(n) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(o) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                       BALANCED WEALTH           INTERNATIONAL            SMALL/MID-CAP       ALLIANCEBERNSTEIN VPS
                                      STRATEGY PORTFOLIO        VALUE PORTFOLIO          VALUE PORTFOLIO         VALUE PORTFOLIO
                                         SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                      $105                   $5,283                     $567                     $46
 Net realized gain (loss) on
  security transactions                          1                 (130,112)                  (1,445)                     18
 Net realized gain on
  distributions                                 --                       --                    2,991                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            2,779                  269,718                   26,772                     402
                                           -------                 --------                 --------                 -------
 Net increase (decrease) in net
  assets resulting from operations           2,885                  144,889                   28,885                     466
                                           -------                 --------                 --------                 -------
UNIT TRANSACTIONS:
 Purchases                                     562                   62,345                    5,038                   4,242
 Net transfers                               7,475                 (266,824)                  56,690                     (26)
 Surrenders for benefit payments
  and fees                                      --                   (1,280)                 (11,130)                     --
 Net loan activity                              --                   (1,961)                      --                      --
 Cost of insurance                            (949)                 (43,778)                  (5,317)                 (3,003)
                                           -------                 --------                 --------                 -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               7,088                 (251,498)                  45,281                   1,213
                                           -------                 --------                 --------                 -------
 Net increase (decrease) in net
  assets                                     9,973                 (106,609)                  74,166                   1,679
NET ASSETS:
 Beginning of year                           3,777                  659,311                   67,217                   1,546
                                           -------                 --------                 --------                 -------
 End of year                               $13,750                 $552,702                 $141,383                  $3,225
                                           =======                 ========                 ========                 =======

                                    ALLIANCEBERNSTEIN VPS          AIM V.I.              AIM V.I.            AIM V.I.
                                        INTERNATIONAL              CAPITAL                 CORE           INTERNATIONAL
                                       GROWTH PORTFOLIO       APPRECIATION FUND        EQUITY FUND         GROWTH FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                     $4,426                    $603                $2,379              $1,522
 Net realized gain (loss) on
  security transactions                       2,269                  (8,043)                  500                  39
 Net realized gain on
  distributions                                  --                      --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            30,230                  22,437                30,376              23,289
                                           --------                --------              --------            --------
 Net increase (decrease) in net
  assets resulting from operations           36,925                  14,997                33,255              24,850
                                           --------                --------              --------            --------
UNIT TRANSACTIONS:
 Purchases                                   15,311                   9,040                 4,391              13,117
 Net transfers                                  736                   2,432                23,355             104,605
 Surrenders for benefit payments
  and fees                                     (578)                     --                    --                  (1)
 Net loan activity                               --                      --                    --                  (2)
 Cost of insurance                           (5,977)                (10,454)               (8,099)            (10,769)
                                           --------                --------              --------            --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                9,492                   1,018                19,647             106,950
                                           --------                --------              --------            --------
 Net increase (decrease) in net
  assets                                     46,417                  16,015                52,902             131,800
NET ASSETS:
 Beginning of year                           77,558                  89,684                92,574              18,560
                                           --------                --------              --------            --------
 End of year                               $123,975                $105,699              $145,476            $150,360
                                           ========                ========              ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             AIM V.I.            AIM V.I.             AIM V.I.               AIM V.I.
                                           MID CAP CORE         SMALL CAP              CAPITAL            POWERSHARES ETF
                                           EQUITY FUND         EQUITY FUND        DEVELOPMENT FUND        ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,073                $411                 $ --                   $ --
 Net realized gain (loss) on security
  transactions                                   6,377               6,945                  269                     --
 Net realized gain on distributions              3,930                  --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      71,517              47,486               28,181                     81
                                            ----------          ----------            ---------              ---------
 Net increase (decrease) in net assets
  resulting from operations                     85,897              54,842               28,450                     81
                                            ----------          ----------            ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                      12,572               3,741                7,617                     --
 Net transfers                                 (15,642)            172,868               (1,298)                12,212
 Surrenders for benefit payments and
  fees                                         (22,214)            (35,381)                  --                     --
 Net loan activity                               1,022                (129)              (1,171)                    --
 Cost of insurance                             (14,296)             (5,633)              (7,266)                    --
                                            ----------          ----------            ---------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (38,558)            135,466               (2,118)                12,212
                                            ----------          ----------            ---------              ---------
 Net increase (decrease) in net assets          47,339             190,308               26,332                 12,293
NET ASSETS:
 Beginning of year                             301,070              95,599               68,867                     --
                                            ----------          ----------            ---------              ---------
 End of year                                  $348,409            $285,907              $95,199                $12,293
                                            ==========          ==========            =========              =========

                                                                                     AMERICAN FUNDS
                                              AIM V.I.          AMERICAN FUNDS           GLOBAL           AMERICAN FUNDS
                                               GLOBAL               GLOBAL             GROWTH AND              ASSET
                                          REAL ESTATE FUND         BOND FUND           INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (B)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                   $359               $1,113              $150,083
 Net realized gain (loss) on security
  transactions                                     --                     11                   50                42,814
 Net realized gain on distributions                --                     --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          1                  2,052               13,095             1,224,819
                                               ------              ---------            ---------           -----------
 Net increase (decrease) in net assets
  resulting from operations                         1                  2,422               14,258             1,417,716
                                               ------              ---------            ---------           -----------
UNIT TRANSACTIONS:
 Purchases                                         --                  3,291                1,755               358,851
 Net transfers                                    153                 13,765               46,500              (340,644)
 Surrenders for benefit payments and
  fees                                             --                     --                   --              (144,794)
 Net loan activity                                 --                     --                   --                    --
 Cost of insurance                                 (9)                (3,805)              (2,152)             (280,991)
                                               ------              ---------            ---------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                144                 13,251               46,103              (407,578)
                                               ------              ---------            ---------           -----------
 Net increase (decrease) in net assets            145                 15,673               60,361             1,010,138
NET ASSETS:
 Beginning of year                                 --                 11,734                  477             5,915,517
                                               ------              ---------            ---------           -----------
 End of year                                     $145                $27,407              $60,838            $6,925,655
                                               ======              =========            =========           ===========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                             BLUE CHIP                              AMERICAN FUNDS
                                            INCOME AND         AMERICAN FUNDS           GLOBAL           AMERICAN FUNDS
                                            GROWTH FUND           BOND FUND           GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $23,301             $104,274              $26,906              $55,515
 Net realized gain (loss) on security
  transactions                                 (105,696)               1,529              (78,671)              49,830
 Net realized gain on distributions                  --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      345,956              228,819              775,795            2,735,856
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     263,561              334,622              724,030            2,841,201
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                       60,118              334,069              123,366              553,769
 Net transfers                                  (67,402)           1,013,272             (372,712)            (146,144)
 Surrenders for benefit payments and
  fees                                         (100,065)            (118,489)             (95,905)            (163,050)
 Net loan activity                                   --               (1,492)              (4,261)             (24,611)
 Cost of insurance                              (54,602)            (177,143)             (93,605)            (385,455)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (161,951)           1,050,217             (443,117)            (165,491)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets          101,610            1,384,839              280,913            2,675,710
NET ASSETS:
 Beginning of year                            1,178,159            2,196,607            1,806,666            7,232,502
                                            -----------          -----------          -----------          -----------
 End of year                                 $1,279,769           $3,581,446           $2,087,579           $9,908,212
                                            ===========          ===========          ===========          ===========


                                                                                                         AMERICAN FUNDS
                                          AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                        GROWTH-INCOME FUND   INTERNATIONAL FUND     NEW WORLD FUND     CAPITALIZATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $111,288              $67,702              $17,693               $6,570
 Net realized gain (loss) on security
  transactions                                   39,194               12,801              (81,704)             (31,055)
 Net realized gain on distributions                  --               23,175                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,782,851            1,442,085              579,701            1,186,338
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,933,333            1,545,763              515,690            1,161,853
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      619,408              262,339              108,048              116,653
 Net transfers                                 (314,497)             165,834             (191,112)            (112,962)
 Surrenders for benefit payments and
  fees                                         (302,505)            (247,438)            (124,845)             (74,242)
 Net loan activity                              (13,828)             (17,428)                  --              (10,371)
 Cost of insurance                             (372,743)            (184,477)             (74,020)             (81,170)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (384,165)             (21,170)            (281,929)            (162,092)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets        1,549,168            1,524,593              233,761              999,761
NET ASSETS:
 Beginning of year                            6,425,104            3,642,306            1,142,194            1,909,792
                                            -----------          -----------          -----------          -----------
 End of year                                 $7,974,272           $5,166,899           $1,375,955           $2,909,553
                                            ===========          ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                           ASSET MANAGER       EQUITY-INCOME          GROWTH           CONTRAFUND
                                             PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $12,617             $145,016              $12              $21,141
 Net realized gain (loss) on security
  transactions                                 (82,659)            (438,292)               3                6,060
 Net realized gain on distributions                868                   --                5                  523
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     226,917            2,032,224            1,211              527,342
                                             ---------           ----------           ------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    157,743            1,738,948            1,231              555,066
                                             ---------           ----------           ------           ----------
UNIT TRANSACTIONS:
 Purchases                                          --              371,151              168               88,799
 Net transfers                                      --             (479,370)           4,455              461,099
 Surrenders for benefit payments and
  fees                                               4             (246,907)              --              (56,711)
 Net loan activity                            (190,660)            (238,674)              --                2,535
 Cost of insurance                             (42,054)            (345,615)            (785)             (64,642)
                                             ---------           ----------           ------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (232,710)            (939,415)           3,838              431,080
                                             ---------           ----------           ------           ----------
 Net increase (decrease) in net assets         (74,967)             799,533            5,069              986,146
NET ASSETS:
 Beginning of year                             650,618            6,455,706            1,887            1,214,935
                                             ---------           ----------           ------           ----------
 End of year                                  $575,651           $7,255,239           $6,956           $2,201,081
                                             =========           ==========           ======           ==========

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP          FIDELITY VIP
                                             OVERSEAS            MID CAP         VALUE STRATEGIES       DYNAMIC CAPAPP
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (C)
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $13,493               $3,978                $50                 $ --
 Net realized gain (loss) on security
  transactions                                (19,401)                  67                 80                   --
 Net realized gain on distributions             2,006                4,721                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    154,646              251,228              7,071                   67
                                             --------           ----------            -------               ------
 Net increase (decrease) in net assets
  resulting from operations                   150,744              259,994              7,201                   67
                                             --------           ----------            -------               ------
UNIT TRANSACTIONS:
 Purchases                                         --              107,737             10,490                   --
 Net transfers                                 (8,481)             123,252                 33                1,217
 Surrenders for benefit payments and
  fees                                        (24,928)             (11,796)                --                   --
 Net loan activity                             (1,102)                 (13)                --                   --
 Cost of insurance                            (29,569)             (34,985)              (734)                 (94)
                                             --------           ----------            -------               ------
 Net increase (decrease) in net assets
  resulting from unit transactions            (64,080)             184,195              9,789                1,123
                                             --------           ----------            -------               ------
 Net increase (decrease) in net assets         86,664              444,189             16,990                1,190
NET ASSETS:
 Beginning of year                            625,165              600,381              1,193                   --
                                             --------           ----------            -------               ------
 End of year                                 $711,829           $1,044,570            $18,183               $1,190
                                             ========           ==========            =======               ======

(c)  Funded as of September 28, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           FIDELITY VIP        FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2010        FREEDOM 2020        FREEDOM 2030       STRATEGIC INCOME
                                            PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $282               $2,779              $4,571               $ --
 Net realized gain (loss) on security
  transactions                                    18                1,021                 378                 --
 Net realized gain on distributions               57                  637                 575                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,234               22,761              79,244                  1
                                              ------             --------            --------               ----
 Net increase (decrease) in net assets
  resulting from operations                    1,591               27,198              84,768                  1
                                              ------             --------            --------               ----
UNIT TRANSACTIONS:
 Purchases                                        --                7,785               4,524                 --
 Net transfers                                    --               73,524             154,487                560
 Surrenders for benefit payments and
  fees                                            --                   --                  39                 --
 Net loan activity                                --              (15,024)                 --                 --
 Cost of insurance                              (183)             (12,130)            (10,989)                (3)
                                              ------             --------            --------               ----
 Net increase (decrease) in net assets
  resulting from unit transactions              (183)              54,155             148,061                557
                                              ------             --------            --------               ----
 Net increase (decrease) in net assets         1,408               81,353             232,829                558
NET ASSETS:
 Beginning of year                             6,760               17,436              22,524                 --
                                              ------             --------            --------               ----
 End of year                                  $8,168              $98,789            $255,353               $558
                                              ======             ========            ========               ====

                                             FRANKLIN                                   FRANKLIN             FRANKLIN
                                              RISING              FRANKLIN           SMALL-MID CAP           SMALL CAP
                                            DIVIDENDS              INCOME                GROWTH                VALUE
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                         SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT (D)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $ --                $127,035                $ --                $12,088
 Net realized gain (loss) on security
  transactions                                   --                 (28,357)                 68                (38,900)
 Net realized gain on distributions              --                      --                  --                 33,289
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1                 382,651               1,437                170,649
                                               ----              ----------              ------              ---------
 Net increase (decrease) in net assets
  resulting from operations                       1                 481,329               1,505                177,126
                                               ----              ----------              ------              ---------
UNIT TRANSACTIONS:
 Purchases                                       --                 113,510                 426                 78,791
 Net transfers                                  154                (126,421)              5,428                (84,673)
 Surrenders for benefit payments and
  fees                                           --                  (3,341)                 --                (79,580)
 Net loan activity                               --                  (9,097)                 --                 (7,190)
 Cost of insurance                              (10)                (92,327)               (887)               (53,265)
                                               ----              ----------              ------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              144                (117,676)              4,967               (145,917)
                                               ----              ----------              ------              ---------
 Net increase (decrease) in net assets          145                 363,653               6,472                 31,209
NET ASSETS:
 Beginning of year                               --               1,442,072                  --                781,509
                                               ----              ----------              ------              ---------
 End of year                                   $145              $1,805,725              $6,472               $812,718
                                               ====              ==========              ======              =========

(b) From inception July 23, 2009 to December 31, 2009.

(d) Funded as of January 30, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             FRANKLIN                                 TEMPLETON
                                            STRATEGIC                                DEVELOPING            TEMPLETON
                                              INCOME           MUTUAL SHARES           MARKETS              FOREIGN
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $20,967              $22,234                $400                 $203
 Net realized gain (loss) on security
  transactions                                   6,704              (81,058)                267                   66
 Net realized gain on distributions                 --                   --                  34                  250
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      46,490              335,102               9,721                7,174
                                            ----------          -----------           ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     74,161              276,278              10,422                7,693
                                            ----------          -----------           ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      22,448              120,257               3,359               12,137
 Net transfers                                 436,260              187,180              15,233               29,550
 Surrenders for benefit payments and
  fees                                         (84,995)            (145,382)                 --                   --
 Net loan activity                                  (2)              (1,217)                 --                   --
 Cost of insurance                             (32,514)             (74,512)             (3,679)              (3,343)
                                            ----------          -----------           ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             341,197               86,326              14,913               38,344
                                            ----------          -----------           ---------            ---------
 Net increase (decrease) in net assets         415,358              362,604              25,335               46,037
NET ASSETS:
 Beginning of year                              67,524            1,090,276               3,970                3,728
                                            ----------          -----------           ---------            ---------
 End of year                                  $482,882           $1,452,880             $29,305              $49,765
                                            ==========          ===========           =========            =========

                                                                                       FRANKLIN
                                            TEMPLETON              MUTUAL              FLEX CAP            TEMPLETON
                                              GROWTH          GLOBAL DISCOVERY          GROWTH            GLOBAL BOND
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (E)        SUB-ACCOUNT        SUB-ACCOUNT (F)
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $5,317               $6,071                $ --              $127,033
 Net realized gain (loss) on security
  transactions                                   3,850                1,863                  64                (1,076)
 Net realized gain on distributions                 --               14,326                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      46,790               91,282                 953                36,226
                                            ----------           ----------            --------           -----------
 Net increase (decrease) in net assets
  resulting from operations                     55,957              113,542               1,017               162,183
                                            ----------           ----------            --------           -----------
UNIT TRANSACTIONS:
 Purchases                                      32,290               69,502                 133                75,407
 Net transfers                                  58,815              117,819               2,415               459,409
 Surrenders for benefit payments and
  fees                                              --              (34,920)                 --               (28,772)
 Net loan activity                                  --               (3,091)                 --                   511
 Cost of insurance                             (12,799)             (47,650)               (489)              (42,579)
                                            ----------           ----------            --------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              78,306              101,660               2,059               463,976
                                            ----------           ----------            --------           -----------
 Net increase (decrease) in net assets         134,263              215,202               3,076               626,159
NET ASSETS:
 Beginning of year                              70,328              429,129                 233               616,114
                                            ----------           ----------            --------           -----------
 End of year                                  $204,591             $644,331              $3,309            $1,242,273
                                            ==========           ==========            ========           ===========

(e)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(f) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    HARTFORD               HARTFORD               HARTFORD
                                              HARTFORD                TOTAL                 CAPITAL               DIVIDEND
                                              ADVISERS             RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $183,021               $463,112               $207,780               $201,367
 Net realized gain (loss) on security
  transactions                                 (257,810)               (23,698)              (751,405)              (220,009)
 Net realized gain on distributions                  --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,249,579              1,195,883              9,043,830              2,034,693
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,174,790              1,635,297              8,500,205              2,016,051
                                             ----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      529,070                512,349                963,084                516,285
 Net transfers                                 (862,533)               651,226               (783,939)              (450,591)
 Surrenders for benefit payments and
  fees                                         (153,825)            (1,264,915)            (1,016,500)              (697,399)
 Net loan activity                              (76,645)              (239,947)               (96,216)                 2,536
 Cost of insurance                             (382,280)              (529,738)            (1,007,406)              (458,595)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (946,213)              (871,025)            (1,940,977)            (1,087,764)
                                             ----------            -----------            -----------            -----------
 Net increase (decrease) in net assets        1,228,577                764,272              6,559,228                928,287
NET ASSETS:
 Beginning of year                            7,897,927             11,682,877             20,051,966              9,133,048
                                             ----------            -----------            -----------            -----------
 End of year                                 $9,126,504            $12,447,149            $26,611,194            $10,061,335
                                             ==========            ===========            ===========            ===========

                                            HARTFORD           HARTFORD
                                           FUNDAMENTAL          GLOBAL             HARTFORD           HARTFORD
                                             GROWTH            ADVISERS         GLOBAL EQUITY       GLOBAL GROWTH
                                            HLS FUND           HLS FUND            HLS FUND           HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $52               $ --                $889               $107
 Net realized gain (loss) on security
  transactions                                    15             (2,620)               (137)               (94)
 Net realized gain on distributions               --                 --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,878              2,562              19,296              2,784
                                             -------            -------            --------            -------
 Net increase (decrease) in net assets
  resulting from operations                    2,945                (58)             20,048              2,797
                                             -------            -------            --------            -------
UNIT TRANSACTIONS:
 Purchases                                     6,998                 --                 970                168
 Net transfers                                    --             (6,407)             81,374              9,645
 Surrenders for benefit payments and
  fees                                            --                 --                  --                 --
 Net loan activity                                --                 --                  --                 --
 Cost of insurance                              (385)              (171)             (2,512)              (817)
                                             -------            -------            --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             6,613             (6,578)             79,832              8,996
                                             -------            -------            --------            -------
 Net increase (decrease) in net assets         9,558             (6,636)             99,880             11,793
NET ASSETS:
 Beginning of year                               410              8,786               3,606              5,444
                                             -------            -------            --------            -------
 End of year                                  $9,968             $2,150            $103,486            $17,237
                                             =======            =======            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD                               HARTFORD
                                           DISCIPLINED          HARTFORD             GROWTH             HARTFORD
                                              EQUITY             GROWTH          OPPORTUNITIES         HIGH YIELD
                                             HLS FUND           HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (G)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $11,866               $10               $3,335              $3,406
 Net realized gain (loss) on security
  transactions                                 20,019                13                2,970                 163
 Net realized gain on distributions                --                --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    154,965               391              180,161               1,544
                                             --------            ------             --------             -------
 Net increase (decrease) in net assets
  resulting from operations                   186,850               414              186,466               5,113
                                             --------            ------             --------             -------
UNIT TRANSACTIONS:
 Purchases                                     55,671             1,029               67,037               3,133
 Net transfers                                 55,372               345              154,820              40,557
 Surrenders for benefit payments and
  fees                                         (2,476)               --              (15,568)                 --
 Net loan activity                                 (4)               --                   (3)                 --
 Cost of insurance                            (64,609)             (228)             (62,254)             (1,329)
                                             --------            ------             --------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions             43,954             1,146              144,032              42,361
                                             --------            ------             --------             -------
 Net increase (decrease) in net assets        230,804             1,560              330,498              47,474
NET ASSETS:
 Beginning of year                            632,610             1,160              474,691               3,266
                                             --------            ------             --------             -------
 End of year                                 $863,414            $2,720             $805,189             $50,740
                                             ========            ======             ========             =======

                                                                    HARTFORD             HARTFORD             HARTFORD
                                              HARTFORD           INTERNATIONAL        INTERNATIONAL        INTERNATIONAL
                                               INDEX                 GROWTH           SMALL COMPANY        OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (H)        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $166,940                 $1                 $6,386              $106,530
 Net realized gain (loss) on security
  transactions                                 (234,031)                 1                (15,178)             (254,872)
 Net realized gain on distributions               3,934                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,035,493                  7                119,919             1,759,668
                                             ----------               ----               --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,972,336                  9                111,127             1,611,326
                                             ----------               ----               --------            ----------
UNIT TRANSACTIONS:
 Purchases                                      462,425                 55                  5,946               191,981
 Net transfers                                 (398,743)                 8                 39,999              (355,683)
 Surrenders for benefit payments and
  fees                                         (474,849)                --                 (3,028)             (342,671)
 Net loan activity                              (10,824)                --                     --               (14,230)
 Cost of insurance                             (380,431)               (25)               (11,160)             (203,649)
                                             ----------               ----               --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (802,422)                38                 31,757              (724,252)
                                             ----------               ----               --------            ----------
 Net increase (decrease) in net assets        1,169,914                 47                142,884               887,074
NET ASSETS:
 Beginning of year                            8,156,305                 --                290,824             5,210,245
                                             ----------               ----               --------            ----------
 End of year                                 $9,326,219                $47               $433,708            $6,097,319
                                             ==========               ====               ========            ==========

(g) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

(h) Funded as of April 3, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            HARTFORD
                                             MIDCAP             HARTFORD              HARTFORD              HARTFORD
                                             GROWTH              MIDCAP             MIDCAP VALUE          MONEY MARKET
                                            HLS FUND            HLS FUND              HLS FUND              HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $22                $16,400              $5,526                  $7,656
 Net realized gain (loss) on security
  transactions                                   50                (71,377)             (2,378)                     --
 Net realized gain on distributions              --                     --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,780                908,089             260,745                      --
                                             ------            -----------            --------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   1,852                853,112             263,893                   7,656
                                             ------            -----------            --------            ------------
UNIT TRANSACTIONS:
 Purchases                                      200                161,081              40,436               5,007,713
 Net transfers                                7,117               (444,544)             (6,805)               (314,367)
 Surrenders for benefit payments and
  fees                                           --               (182,878)            (34,120)             (4,986,319)
 Net loan activity                               --                 (5,404)               (695)                (51,617)
 Cost of insurance                             (876)              (181,178)            (32,646)               (782,434)
                                             ------            -----------            --------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions            6,441               (652,923)            (33,830)             (1,127,024)
                                             ------            -----------            --------            ------------
 Net increase (decrease) in net assets        8,293                200,189             230,063              (1,119,368)
NET ASSETS:
 Beginning of year                               27              3,189,309             574,523              11,549,575
                                             ------            -----------            --------            ------------
 End of year                                 $8,320             $3,389,498            $804,586             $10,430,207
                                             ======            ===========            ========            ============

                                                                                                              HARTFORD
                                             HARTFORD              HARTFORD              HARTFORD          U.S. GOVERNMENT
                                           SMALL COMPANY       SMALLCAP GROWTH            STOCK              SECURITIES
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $404                  $1                $158,268                 $523
 Net realized gain (loss) on security
  transactions                                 (83,768)                 21                (217,902)               7,897
 Net realized gain on distributions                 --                  --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     929,452                 559               3,575,701               49,843
                                             ---------              ------              ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    846,088                 581               3,516,067               58,263
                                             ---------              ------              ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     135,101                 407                 520,132              216,139
 Net transfers                                  77,741               1,062                (188,994)             380,261
 Surrenders for benefit payments and
  fees                                        (275,427)                 --                (402,348)            (316,671)
 Net loan activity                              (1,489)                 --                (223,835)                  --
 Cost of insurance                            (130,264)               (428)               (394,469)            (106,299)
                                             ---------              ------              ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (194,338)              1,041                (689,514)             173,430
                                             ---------              ------              ----------            ---------
 Net increase (decrease) in net assets         651,750               1,622               2,826,553              231,693
NET ASSETS:
 Beginning of year                           3,004,339                  47               8,930,063            1,345,335
                                             ---------              ------              ----------            ---------
 End of year                                 $3,656,089             $1,669              $11,756,616           $1,577,028
                                             =========              ======              ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 HARTFORD            HARTFORD
                                             HARTFORD             VALUE               EQUITY             LORD ABBETT
                                              VALUE           OPPORTUNITIES           INCOME           AMERICA'S VALUE
                                             HLS FUND            HLS FUND            HLS FUND             PORTFOLIO
                                         SUB-ACCOUNT (I)       SUB-ACCOUNT        SUB-ACCOUNT (D)        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $129               $5,212                $864                $1,451
 Net realized gain (loss) on security
  transactions                                    84              (23,563)                 62                (1,894)
 Net realized gain on distributions               --                   --                 154                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       996              198,942               3,478                14,458
                                              ------             --------             -------              --------
 Net increase (decrease) in net assets
  resulting from operations                    1,209              180,591               4,558                14,015
                                              ------             --------             -------              --------
UNIT TRANSACTIONS:
 Purchases                                        --               43,891                 561                 8,370
 Net transfers                                 7,146              (73,837)             30,535               (23,402)
 Surrenders for benefit payments and
  fees                                            --               (2,139)                 --               (23,433)
 Net loan activity                                --               (6,564)                 --                    --
 Cost of insurance                              (857)             (19,620)             (1,375)               (3,292)
                                              ------             --------             -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             6,289              (58,269)             29,721               (41,757)
                                              ------             --------             -------              --------
 Net increase (decrease) in net assets         7,498              122,322              34,279               (27,742)
NET ASSETS:
 Beginning of year                                --              439,788                  --                73,884
                                              ------             --------             -------              --------
 End of year                                  $7,498             $562,110             $34,279               $46,142
                                              ======             ========             =======              ========


                                            LORD ABBETT          LORD ABBETT
                                           BOND-DEBENTURE         GROWTH &          MFS GROWTH        MFS INVESTORS
                                             PORTFOLIO           INCOME FUND          SERIES           TRUST SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $12,472                $623              $ --                 $759
 Net realized gain (loss) on security
  transactions                                   6,307                (485)               --                1,418
 Net realized gain on distributions                 --                  --                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      28,551              12,163                24                4,445
                                              --------             -------             -----             --------
 Net increase (decrease) in net assets
  resulting from operations                     47,330              12,301                24                6,622
                                              --------             -------             -----             --------
UNIT TRANSACTIONS:
 Purchases                                      15,844               2,788               173                  422
 Net transfers                                 194,304              (4,222)                2               (7,345)
 Surrenders for benefit payments and
  fees                                         (74,001)                 --                --              (10,295)
 Net loan activity                                  (9)                 --                --                   --
 Cost of insurance                             (13,866)             (5,282)             (120)              (3,463)
                                              --------             -------             -----             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             122,272              (6,716)               55              (20,681)
                                              --------             -------             -----             --------
 Net increase (decrease) in net assets         169,602               5,585                79              (14,059)
NET ASSETS:
 Beginning of year                              44,014              63,540                21               37,021
                                              --------             -------             -----             --------
 End of year                                  $213,616             $69,125              $100              $22,962
                                              ========             =======             =====             ========

(d) Funded as of January 30, 2009.

(i)  Funded as of July 20, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      MFS NEW            MFS TOTAL           MFS VALUE        MFS RESEARCH
                                 DISCOVERY SERIES      RETURN SERIES          SERIES        BOND SERIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (J)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --              $61,033             $1,880               $ --
 Net realized gain (loss) on
  security transactions                   (458)               4,014                (28)                10
 Net realized gain on
  distributions                             --                   --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       28,075              231,968             52,507              1,373
                                     ---------          -----------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            27,617              297,015             54,359              1,383
                                     ---------          -----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                               1,030              254,757             30,767                224
 Net transfers                          29,610              (18,483)           338,194            193,678
 Surrenders for benefit
  payments and fees                         --                   (3)                (1)                --
 Net loan activity                          --                   --                 (4)                --
 Cost of insurance                      (2,853)             (98,664)           (22,364)            (1,177)
                                     ---------          -----------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          27,787              137,607            346,592            192,725
                                     ---------          -----------          ---------          ---------
 Net increase (decrease) in net
  assets                                55,404              434,622            400,951            194,108
NET ASSETS:
 Beginning of year                      33,065            1,434,061             30,325                 --
                                     ---------          -----------          ---------          ---------
 End of year                           $88,469           $1,868,683           $431,276           $194,108
                                     =========          ===========          =========          =========

                                  VAN KAMPEN --      VAN KAMPEN --
                                   UIF MID CAP         UIF U.S.          OPPENHEIMER        OPPENHEIMER
                                      GROWTH         MID CAP VALUE         CAPITAL       GLOBAL SECURITIES
                                    PORTFOLIO          PORTFOLIO      APPRECIATION FUND       FUND/VA
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --             $1,720                 $6              $4,686
 Net realized gain (loss) on
  security transactions                    50              8,361               (423)           (114,843)
 Net realized gain on
  distributions                            --                 --                 --               5,197
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      18,133             45,410             32,702             166,130
                                     --------          ---------          ---------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                           18,183             55,491             32,285              61,170
                                     --------          ---------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                             10,227             19,312              9,976              19,040
 Net transfers                         66,510               (310)               (32)           (100,182)
 Surrenders for benefit
  payments and fees                        --                 (1)                --             (28,105)
 Net loan activity                         (1)                --                 --                 (16)
 Cost of insurance                     (8,272)           (12,014)           (10,288)            (13,701)
                                     --------          ---------          ---------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         68,464              6,987               (344)           (122,964)
                                     --------          ---------          ---------          ----------
 Net increase (decrease) in net
  assets                               86,647             62,478             31,941             (61,794)
NET ASSETS:
 Beginning of year                      7,832             99,972             75,123             339,930
                                     --------          ---------          ---------          ----------
 End of year                          $94,479           $162,450           $107,064            $278,136
                                     ========          =========          =========          ==========

(j)  Funded as of July 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                           OPPENHEIMER        MAIN STREET         OPPENHEIMER           PUTNAM VT
                                           MAIN STREET         SMALL CAP             VALUE             DIVERSIFIED
                                             FUND/VA            FUND/VA             FUND/VA            INCOME FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT (K)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $157               $106                  $2               $13,436
 Net realized gain (loss) on security
  transactions                                    19                154                   1                (3,390)
 Net realized gain on distributions               --                 --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,621             21,405                  24                96,020
                                             -------            -------              ------              --------
 Net increase (decrease) in net assets
  resulting from operations                    2,797             21,665                  27               106,066
                                             -------            -------              ------              --------
UNIT TRANSACTIONS:
 Purchases                                     1,344             12,373                   2                16,577
 Net transfers                                 3,245             54,369               1,394               167,962
 Surrenders for benefit payments and
  fees                                            --                 (2)                 --               (10,900)
 Net loan activity                                --                 (2)                 --                    (2)
 Cost of insurance                            (1,951)            (8,501)               (134)              (18,979)
                                             -------            -------              ------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,638             58,237               1,262               154,658
                                             -------            -------              ------              --------
 Net increase (decrease) in net assets         5,435             79,902               1,289               260,724
NET ASSETS:
 Beginning of year                             9,361             12,312                  --               100,902
                                             -------            -------              ------              --------
 End of year                                 $14,796            $92,214              $1,289              $361,626
                                             =======            =======              ======              ========


                                             PUTNAM VT            PUTNAM VT             PUTNAM VT            PUTNAM VT
                                           GLOBAL ASSET             GLOBAL              GROWTH AND         GLOBAL HEALTH
                                          ALLOCATION FUND        EQUITY FUND           INCOME FUND           CARE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (L)
--------------------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $38,942                $4,548              $153,234                $ --
 Net realized gain (loss) on security
  transactions                                 (42,165)             (534,173)             (124,526)               (359)
 Net realized gain on distributions                 --                    --                    --              11,888
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     185,574             1,171,551             1,316,443              11,888
                                             ---------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    182,351               641,926             1,345,151              23,417
                                             ---------            ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                         206               162,274               310,013                  --
 Net transfers                                 (52,948)             (302,597)             (413,483)            (14,712)
 Surrenders for benefit payments and
  fees                                         (22,790)             (209,611)             (337,686)               (436)
 Net loan activity                             (49,651)                   --               (16,308)               (994)
 Cost of insurance                             (26,113)             (135,015)             (274,360)             (5,583)
                                             ---------            ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (151,296)             (484,949)             (731,824)            (21,725)
                                             ---------            ----------            ----------            --------
 Net increase (decrease) in net assets          31,055               156,977               613,327               1,692
NET ASSETS:
 Beginning of year                             564,898             2,435,191             4,915,749             108,756
                                             ---------            ----------            ----------            --------
 End of year                                  $595,953            $2,592,168            $5,529,076            $110,448
                                             =========            ==========            ==========            ========

(k) Funded as of September 21, 2009.

(l)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                    PUTNAM VT
                                            PUTNAM VT                             INTERNATIONAL        PUTNAM VT
                                               HIGH             PUTNAM VT          GROWTH AND        INTERNATIONAL
                                            YIELD FUND         INCOME FUND         INCOME FUND        EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $241,136            $135,725              $ --                 $ --
 Net realized gain (loss) on security
  transactions                                  20,831             (36,903)           (1,564)            (183,226)
 Net realized gain on distributions                 --                  --                --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              704,131             762,030            15,798              483,442
                                            ----------          ----------           -------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    966,098             860,852            14,234              300,216
                                            ----------          ----------           -------           ----------
UNIT TRANSACTIONS:
 Purchases                                      96,502              55,825               209               71,834
 Net transfers                                 (72,727)            (77,501)               38              (91,135)
 Surrenders for benefit payments and
  fees                                        (181,544)           (158,641)               --             (249,002)
 Net loan activity                                  --                  --                --               (5,346)
 Cost of insurance                             (95,820)           (123,144)           (2,667)             (74,269)
                                            ----------          ----------           -------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (253,589)           (303,461)           (2,420)            (347,918)
                                            ----------          ----------           -------           ----------
 Net increase (decrease) in net assets         712,509             557,391            11,814              (47,702)
NET ASSETS:
 Beginning of year                           2,026,702           2,017,784            56,082            1,618,107
                                            ----------          ----------           -------           ----------
 End of year                                $2,739,211          $2,575,175           $67,896           $1,570,405
                                            ==========          ==========           =======           ==========


                                               PUTNAM VT                                PUTNAM VT          PUTNAM VT
                                           INTERNATIONAL NEW         PUTNAM VT            MONEY               NEW
                                          OPPORTUNITIES FUND      INVESTORS FUND       MARKET FUND     OPPORTUNITIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $284                  $650                $1               $19,884
 Net realized gain (loss) on security
  transactions                                   (1,058)               (2,570)               --              (103,197)
 Net realized gain on distributions                  --                    --                --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                 6,041                13,379                --               950,251
                                                -------               -------             -----            ----------
 Net increase (decrease) in net assets
  resulting from operations                       5,267                11,459                 1               866,938
                                                -------               -------             -----            ----------
UNIT TRANSACTIONS:
 Purchases                                           --                    --                --               195,742
 Net transfers                                       --                (5,190)               --              (148,398)
 Surrenders for benefit payments and
  fees                                           (1,802)                   --                --              (149,335)
 Net loan activity                                   --                    --                --                (6,166)
 Cost of insurance                               (1,251)               (2,000)             (102)             (184,963)
                                                -------               -------             -----            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (3,053)               (7,190)             (102)             (293,120)
                                                -------               -------             -----            ----------
 Net increase (decrease) in net assets            2,214                 4,269              (101)              573,818
NET ASSETS:
 Beginning of year                               14,934                43,606               479             2,838,799
                                                -------               -------             -----            ----------
 End of year                                    $17,148               $47,875              $378            $3,412,617
                                                =======               =======             =====            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT              PUTNAM VT               PUTNAM VT
                                            SMALL CAP          THE GEORGE PUTNAM            GLOBAL
                                            VALUE FUND          FUND OF BOSTON          UTILITIES FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (M)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,662                $2,037                  $13,209
 Net realized gain (loss) on security
  transactions                                    399                  (103)                 (32,787)
 Net realized gain on distributions                --                    --                   19,879
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     30,025                 7,737                    6,417
                                             --------               -------                ---------
 Net increase (decrease) in net assets
  resulting from operations                    32,086                 9,671                    6,718
                                             --------               -------                ---------
UNIT TRANSACTIONS:
 Purchases                                     10,802                    --                       --
 Net transfers                                  2,504                    --                  (88,945)
 Surrenders for benefit payments and
  fees                                             --                    --                       --
 Net loan activity                                 --                    --                       --
 Cost of insurance                             (4,307)               (3,148)                 (21,554)
                                             --------               -------                ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              8,999                (3,148)                (110,499)
                                             --------               -------                ---------
 Net increase (decrease) in net
  assets                                       41,085                 6,523                 (103,781)
NET ASSETS:
 Beginning of year                             87,740                39,102                  427,153
                                             --------               -------                ---------
 End of year                                 $128,825               $45,625                 $323,372
                                             ========               =======                =========


                                                                                         PUTNAM VT
                                             PUTNAM VT            PUTNAM VT               CAPITAL
                                            VISTA FUND           VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (N)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $172               $61,977                $1,116
 Net realized gain (loss) on security
  transactions                                (100,208)             (243,693)              (13,191)
 Net realized gain on distributions                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     135,999             2,951,219                79,269
                                             ---------            ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     35,963             2,769,503                67,194
                                             ---------            ----------              --------
UNIT TRANSACTIONS:
 Purchases                                          --               287,442                 7,045
 Net transfers                                  (4,969)             (240,704)               (9,141)
 Surrenders for benefit payments and
  fees                                               1              (195,848)              (21,072)
 Net loan activity                                (708)              (93,444)               (4,221)
 Cost of insurance                              (5,011)             (257,008)               (9,351)
                                             ---------            ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (10,687)             (499,562)              (36,740)
                                             ---------            ----------              --------
 Net increase (decrease) in net
  assets                                        25,276             2,269,941                30,454
NET ASSETS:
 Beginning of year                             101,346             4,536,743               175,912
                                             ---------            ----------              --------
 End of year                                  $126,622            $6,806,684              $206,366
                                             =========            ==========              ========

                                                                 VAN KAMPEN LIT
                                             PUTNAM VT             GROWTH AND          VAN KAMPEN LIT
                                               EQUITY                INCOME               COMSTOCK
                                            INCOME FUND            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (O)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,684                 $141                 $40,481
 Net realized gain (loss) on security
  transactions                                 (99,605)                  11                 (13,445)
 Net realized gain on distributions                 --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     191,561                1,013                 211,108
                                              --------               ------              ----------
 Net increase (decrease) in net assets
  resulting from operations                    100,640                1,165                 238,144
                                              --------               ------              ----------
UNIT TRANSACTIONS:
 Purchases                                      11,126                2,289                  14,987
 Net transfers                                   2,524                1,405                (100,578)
 Surrenders for benefit payments and
  fees                                         (56,714)                  --                       1
 Net loan activity                                  --                   --                      --
 Cost of insurance                             (17,519)                (793)                (27,198)
                                              --------               ------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (60,583)               2,901                (112,788)
                                              --------               ------              ----------
 Net increase (decrease) in net
  assets                                        40,057                4,066                 125,356
NET ASSETS:
 Beginning of year                             353,289                1,718                 879,466
                                              --------               ------              ----------
 End of year                                  $393,346               $5,784              $1,004,822
                                              ========               ======              ==========

(m) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

(n) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(o) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH          INTERNATIONAL           SMALL/MID-CAP       ALLIANCEBERNSTEIN VPS
                                 STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                 $ --                    $7,311                 $1,418                   $ --
 Net realized gain (loss) on
  security transactions                    --                    (2,308)               (53,979)                   (43)
 Net realized gain on
  distributions                            --                    52,302                 33,394                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                                268                  (652,561)                (8,633)                   (46)
                                       ------                  --------                -------                 ------
 Net increase (decrease) in
  net assets resulting from
  operations                              268                  (595,256)               (27,800)                   (89)
                                       ------                  --------                -------                 ------
UNIT TRANSACTIONS:
 Purchases                                 47                    47,715                  3,818                  1,569
 Net transfers                          3,503                   226,625                (259,921)                  819
 Surrenders for benefit
  payments and fees                        --                    (1,857)                     3                      1
 Net loan activity                         --                        --                     --                     --
 Cost of insurance                        (41)                  (35,757)                (4,224)                  (754)
                                       ------                  --------                -------                 ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,509                   236,726                (260,324)                1,635
                                       ------                  --------                -------                 ------
 Net increase (decrease) in
  net assets                            3,777                  (358,530)               (288,124)                1,546
NET ASSETS:
 Beginning of year                         --                  1,017,841               355,341                     --
                                       ------                  --------                -------                 ------
 End of year                           $3,777                  $659,311                $67,217                 $1,546
                                       ======                  ========                =======                 ======

                                ALLIANCEBERNSTEIN VPS           AIM V.I.              AIM V.I.            AIM V.I.
                                    INTERNATIONAL               CAPITAL                 CORE            INTERNATIONAL
                                   GROWTH PORTFOLIO        APPRECIATION FUND        EQUITY FUND          GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                   $ --                     $ --                $2,654                $139
 Net realized gain (loss) on
  security transactions                    (241)                  (2,090)                 (278)                (48)
 Net realized gain on
  distributions                           1,866                       --                    --                 337
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                              (59,594)                 (65,463)              (34,561)             (5,301)
                                       --------                 --------              --------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (57,969)                 (67,553)              (32,185)             (4,873)
                                       --------                 --------              --------             -------
UNIT TRANSACTIONS:
 Purchases                                3,842                   13,225                 2,663               1,042
 Net transfers                          115,795                    2,850               111,631              23,856
 Surrenders for benefit
  payments and fees                          --                       75                    --                   1
 Net loan activity                           --                       --                    --                  --
 Cost of insurance                       (3,566)                 (10,374)               (3,100)             (1,466)
                                       --------                 --------              --------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     116,071                    5,776               111,194              23,433
                                       --------                 --------              --------             -------
 Net increase (decrease) in
  net assets                             58,102                  (61,777)               79,009              18,560
NET ASSETS:
 Beginning of year                       19,456                  151,461                13,565                  --
                                       --------                 --------              --------             -------
 End of year                            $77,558                  $89,684               $92,574             $18,560
                                       ========                 ========              ========             =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             AIM V.I.             AIM V.I.              AIM V.I.           AMERICAN FUNDS
                                           MID CAP CORE          SMALL CAP              CAPITAL                GLOBAL
                                            EQUITY FUND         EQUITY FUND         DEVELOPMENT FUND          BOND FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,241                $ --                  $ --                  $504
 Net realized gain (loss) on security
  transactions                                 (15,942)                (82)                    5                    (1)
 Net realized gain on distributions             45,386                 388                13,276                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (173,069)            (33,915)              (71,278)                  299
                                             ---------            --------              --------               -------
 Net increase (decrease) in net assets
  resulting from
  operations                                  (137,384)            (33,609)              (57,997)                  802
                                             ---------            --------              --------               -------
UNIT TRANSACTIONS:
 Purchases                                      41,787               6,206                 8,114                 1,086
 Net transfers                                 (68,260)             42,111                 4,979                10,587
 Surrenders for benefit payments and
  fees                                          (9,067)                  1                    --                    --
 Net loan activity                                  --                (378)                   --                    --
 Cost of insurance                             (14,319)             (1,651)               (5,805)                 (741)
                                             ---------            --------              --------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (49,859)             46,289                 7,288                10,932
                                             ---------            --------              --------               -------
 Net increase (decrease) in net assets        (187,243)             12,680               (50,709)               11,734
NET ASSETS:
 Beginning of year                             488,313              82,919               119,576                    --
                                             ---------            --------              --------               -------
 End of year                                  $301,070             $95,599               $68,867               $11,734
                                             =========            ========              ========               =======

                                          AMERICAN FUNDS                             AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS         BLUE CHIP
                                            GROWTH AND              ASSET              INCOME AND        AMERICAN FUNDS
                                            INCOME FUND        ALLOCATION FUND        GROWTH FUND          BOND FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $14                $192,637              $32,670            $138,330
 Net realized gain (loss) on security
  transactions                                  (172)                (23,740)              (5,287)            (18,818)
 Net realized gain on distributions               --                 305,754              113,222               7,475
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (165)             (2,962,070)            (808,313)           (346,026)
                                               -----              ----------           ----------          ----------
 Net increase (decrease) in net assets
  resulting from
  operations                                    (323)             (2,487,419)            (667,708)           (219,039)
                                               -----              ----------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                        16                 469,628               70,063             158,579
 Net transfers                                   931                 429,853              105,410             (26,322)
 Surrenders for benefit payments and
  fees                                            --                (329,889)              (9,500)           (227,983)
 Net loan activity                                --                      --                   --                  --
 Cost of insurance                              (147)               (304,858)             (58,984)            (88,060)
                                               -----              ----------           ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               800                 264,734              106,989            (183,786)
                                               -----              ----------           ----------          ----------
 Net increase (decrease) in net assets           477              (2,222,685)            (560,719)           (402,825)
NET ASSETS:
 Beginning of year                                --               8,138,202            1,738,878           2,599,432
                                               -----              ----------           ----------          ----------
 End of year                                    $477              $5,915,517           $1,178,159          $2,196,607
                                               =====              ==========           ==========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                            GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $45,494               $87,771                $152,873                 $101,088
 Net realized gain (loss) on security
  transactions                                   (21,830)             (179,548)                (36,829)                (146,341)
 Net realized gain on distributions              207,175             1,236,528                 575,467                  742,622
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,361,582)           (6,795,814)             (4,490,961)              (3,480,993)
                                            ------------          ------------            ------------             ------------
 Net increase (decrease) in net assets
  resulting from operations                   (1,130,743)           (5,651,063)             (3,799,450)              (2,783,624)
                                            ------------          ------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                       163,493               633,234                 612,362                  300,034
 Net transfers                                    55,002               246,602                 380,048                  147,950
 Surrenders for benefit payments and
  fees                                           (76,726)             (343,082)               (375,262)                (131,764)
 Net loan activity                                (4,437)              (11,051)                (11,431)                 (12,252)
 Cost of insurance                               (95,386)             (334,879)               (397,713)                (174,236)
                                            ------------          ------------            ------------             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                41,946               190,824                 208,004                  129,732
                                            ------------          ------------            ------------             ------------
 Net increase (decrease) in net assets        (1,088,797)           (5,460,239)             (3,591,446)              (2,653,892)
NET ASSETS:
 Beginning of year                             2,895,463            12,692,741              10,016,550                6,296,198
                                            ------------          ------------            ------------             ------------
 End of year                                  $1,806,666            $7,232,502              $6,425,104               $3,642,306
                                            ============          ============            ============             ============

                                                                 AMERICAN FUNDS         FIDELITY VIP          FIDELITY VIP
                                          AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER        EQUITY-INCOME
                                          NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $25,140                   $ --               $22,571              $237,690
 Net realized gain (loss) on security
  transactions                                  (37,453)               (22,973)               (2,812)             (267,210)
 Net realized gain on distributions             132,961                442,826                86,327                 9,806
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (968,304)            (2,612,036)             (372,969)           (4,998,656)
                                            -----------           ------------           -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    (847,656)            (2,192,183)             (266,883)           (5,018,370)
                                            -----------           ------------           -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      137,870                117,495                    --               436,734
 Net transfers                                  341,694                 77,839                    --              (231,215)
 Surrenders for benefit payments and
  fees                                          (36,492)               (72,117)                    3              (136,104)
 Net loan activity                                   --                 (9,283)                   --                 9,503
 Cost of insurance                              (76,737)               (75,320)              (34,001)             (363,838)
                                            -----------           ------------           -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              366,335                 38,614               (33,998)             (284,920)
                                            -----------           ------------           -----------          ------------
 Net increase (decrease) in net assets         (481,321)            (2,153,569)             (300,881)           (5,303,290)
NET ASSETS:
 Beginning of year                            1,623,515              4,063,361               951,499            11,758,996
                                            -----------           ------------           -----------          ------------
 End of year                                 $1,142,194             $1,909,792              $650,618            $6,455,706
                                            ===========           ============           ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FIDELITY VIP        FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             GROWTH            CONTRAFUND            OVERSEAS              MID CAP
                                           PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $17               $13,802              $24,384               $2,162
 Net realized gain (loss) on security
  transactions                                   --               (16,024)             (10,491)              (6,401)
 Net realized gain on distributions              --                19,805              134,462              154,540
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (264)             (701,045)            (670,169)            (545,004)
                                             ------            ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (247)             (683,462)            (521,814)            (394,703)
                                             ------            ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                       --                36,881                   --               78,341
 Net transfers                                2,226             1,068,727                   --             (158,688)
 Surrenders for benefit payments and
  fees                                           --                    (2)            (212,515)              (2,463)
 Net loan activity                               --                (1,896)                  --               (1,145)
 Cost of insurance                              (92)              (40,614)             (28,466)             (19,865)
                                             ------            ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,134             1,063,096             (240,981)            (103,820)
                                             ------            ----------            ---------            ---------
 Net increase (decrease) in net assets        1,887               379,634             (762,795)            (498,523)
NET ASSETS:
 Beginning of year                               --               835,301            1,387,960            1,098,904
                                             ------            ----------            ---------            ---------
 End of year                                 $1,887            $1,214,935             $625,165             $600,381
                                             ======            ==========            =========            =========

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                          VALUE STRATEGIES        FREEDOM 2010         FREEDOM 2020         FREEDOM 2030
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5                  $220                  $538                 $639
 Net realized gain (loss) on security
  transactions                                     (1)                   --                    --                    5
 Net realized gain on distributions                --                   208                   643                1,272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (4)                 (352)                 (382)                (875)
                                               ------                ------               -------              -------
 Net increase (decrease) in net assets
  resulting from operations                        --                    76                   799                1,041
                                               ------                ------               -------              -------
UNIT TRANSACTIONS:
 Purchases                                          9                 6,684                     2                   --
 Net transfers                                  1,192                    --                16,750               21,625
 Surrenders for benefit payments and
  fees                                              1                    --                    --                   (1)
 Net loan activity                                 --                    --                    --                   --
 Cost of insurance                                 (9)                   --                  (115)                (141)
                                               ------                ------               -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,193                 6,684                16,637               21,483
                                               ------                ------               -------              -------
 Net increase (decrease) in net assets          1,193                 6,760                17,436               22,524
NET ASSETS:
 Beginning of year                                 --                    --                    --                   --
                                               ------                ------               -------              -------
 End of year                                   $1,193                $6,760               $17,436              $22,524
                                               ======                ======               =======              =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                    FRANKLIN             FRANKLIN
                                              FRANKLIN             SMALL CAP            STRATEGIC
                                               INCOME                VALUE                INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $90,852               $13,766                $ --                $48,226
 Net realized gain (loss) on security
  transactions                                   (1,799)              (55,819)                (38)               (69,337)
 Net realized gain on distributions              38,042                95,339                  --                 68,594
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (716,905)             (486,053)             (5,652)              (765,257)
                                             ----------            ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (589,810)             (432,767)             (5,690)              (717,774)
                                             ----------            ----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                       77,480                77,809               2,325                 80,741
 Net transfers                                  210,890              (135,298)             74,462               (377,251)
 Surrenders for benefit payments and
  fees                                               29               (26,053)                 --               (100,185)
 Net loan activity                                   --                (6,863)                 --                     --
 Cost of insurance                              (65,550)              (52,980)             (3,573)               (52,676)
                                             ----------            ----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              222,849              (143,385)             73,214               (449,371)
                                             ----------            ----------            --------            -----------
 Net increase (decrease) in net assets         (366,961)             (576,152)             67,524             (1,167,145)
NET ASSETS:
 Beginning of year                            1,809,033             1,357,661                  --              2,257,421
                                             ----------            ----------            --------            -----------
 End of year                                 $1,442,072              $781,509             $67,524             $1,090,276
                                             ==========            ==========            ========            ===========

                                            TEMPLETON
                                            DEVELOPING          TEMPLETON           TEMPLETON
                                             MARKETS             FOREIGN             GROWTH           MUTUAL DISCOVERY
                                         SECURITIES FUND     SECURITIES FUND     SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --               $ --               $1,436                $9,424
 Net realized gain (loss) on security
  transactions                                    (19)               (28)                (152)               (6,085)
 Net realized gain on distributions                --                 --                5,657                17,655
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,536)              (822)             (53,266)             (172,295)
                                             --------            -------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (1,555)              (850)             (46,325)             (151,301)
                                             --------            -------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                         49                 88                9,553                53,297
 Net transfers                                  5,839              4,872               17,819               204,171
 Surrenders for benefit payments and
  fees                                             --                 --                   --               (40,171)
 Net loan activity                                 --                 --                   --                    --
 Cost of insurance                               (363)              (382)              (3,911)              (30,780)
                                             --------            -------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              5,525              4,578               23,461               186,517
                                             --------            -------            ---------            ----------
 Net increase (decrease) in net assets          3,970              3,728              (22,864)               35,216
NET ASSETS:
 Beginning of year                                 --                 --               93,192               393,913
                                             --------            -------            ---------            ----------
 End of year                                   $3,970             $3,728              $70,328              $429,129
                                             ========            =======            =========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            FRANKLIN                                                  HARTFORD
                                            FLEX CAP          TEMPLETON           HARTFORD            LARGECAP
                                             GROWTH         GLOBAL INCOME         ADVISERS             GROWTH
                                        SECURITIES FUND    SECURITIES FUND        HLS FUND            HLS FUND
                                        SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $ --              $17,603             $318,816            $ --
 Net realized gain (loss) on security
  transactions                                  --                  (96)            (158,229)             --
 Net realized gain on distributions             --                   --               64,357              --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (33)              (2,552)          (4,024,385)             --
                                             -----            ---------          -----------           -----
 Net increase (decrease) in net assets
  resulting from operations                    (33)              14,955           (3,799,441)             --
                                             -----            ---------          -----------           -----
UNIT TRANSACTIONS:
 Purchases                                       7               42,290              537,631               9
 Net transfers                                 268              502,615             (726,202)             15
 Surrenders for benefit payments and
  fees                                          (1)                  --              (44,247)              1
 Net loan activity                              --                   --               (9,410)             --
 Cost of insurance                              (8)             (12,569)            (463,554)             (4)
                                             -----            ---------          -----------           -----
 Net increase (decrease) in net assets
  resulting from unit transactions             266              532,336             (705,782)             21
                                             -----            ---------          -----------           -----
 Net increase (decrease) in net assets         233              547,291           (4,505,223)             21
NET ASSETS:
 Beginning of year                              --               68,823           12,403,150              --
                                             -----            ---------          -----------           -----
 End of year                                  $233             $616,114           $7,897,927             $21
                                             =====            =========          ===========           =====

                                             HARTFORD              HARTFORD             HARTFORD            HARTFORD
                                               TOTAL               CAPITAL              DIVIDEND           FUNDAMENTAL
                                            RETURN BOND          APPRECIATION          AND GROWTH            GROWTH
                                             HLS FUND              HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $849,973              $555,259             $271,036             $ --
 Net realized gain (loss) on security
  transactions                                  (77,664)             (251,081)            (281,028)              --
 Net realized gain on distributions                  --             3,076,021              259,961               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,778,196)          (20,495,398)          (4,882,565)              14
                                            -----------          ------------          -----------           ------
 Net increase (decrease) in net assets
  resulting from operations                  (1,005,887)          (17,115,199)          (4,632,596)              14
                                            -----------          ------------          -----------           ------
UNIT TRANSACTIONS:
 Purchases                                      436,669             1,102,225              591,715               --
 Net transfers                                 (998,513)             (199,474)            (317,180)             396
 Surrenders for benefit payments and
  fees                                         (749,952)           (2,212,314)            (781,976)              --
 Net loan activity                              161,144                92,641               55,213               --
 Cost of insurance                             (423,430)           (1,037,281)            (461,924)              --
                                            -----------          ------------          -----------           ------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,574,082)           (2,254,203)            (914,152)             396
                                            -----------          ------------          -----------           ------
 Net increase (decrease) in net assets       (2,579,969)          (19,369,402)          (5,546,748)             410
NET ASSETS:
 Beginning of year                           14,262,846            39,421,368           14,679,796               --
                                            -----------          ------------          -----------           ------
 End of year                                $11,682,877           $20,051,966           $9,133,048             $410
                                            ===========          ============          ===========           ======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD                                                     HARTFORD
                                              GLOBAL             HARTFORD            HARTFORD           DISCIPLINED
                                             ADVISERS         GLOBAL EQUITY       GLOBAL GROWTH            EQUITY
                                             HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (A)(B)     SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $525                 $33                 $63                $9,974
 Net realized gain (loss) on security
  transactions                                    (47)               (503)                (65)               (1,290)
 Net realized gain on distributions               202                  --                 189                78,804
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (4,995)             (2,362)             (4,385)             (444,767)
                                             --------            --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (4,315)             (2,832)             (4,198)             (357,279)
                                             --------            --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                  --                  --                35,834
 Net transfers                                     --                  --               3,710                56,385
 Surrenders for benefit payments and
  fees                                             --                  --                  --                     4
 Net loan activity                                 --                  --                  --                    --
 Cost of insurance                               (396)             (1,325)               (354)              (44,440)
                                             --------            --------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (396)             (1,325)              3,356                47,783
                                             --------            --------            --------            ----------
 Net increase (decrease) in net assets         (4,711)             (4,157)               (842)             (309,496)
NET ASSETS:
 Beginning of year                             13,497               7,763               6,286               942,106
                                             --------            --------            --------            ----------
 End of year                                   $8,786              $3,606              $5,444              $632,610
                                             ========            ========            ========            ==========

                                                                  HARTFORD
                                             HARTFORD              GROWTH               HARTFORD             HARTFORD
                                              GROWTH            OPPORTUNITIES          HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND              HLS FUND             HLS FUND
                                         SUB-ACCOUNT (A)         SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $4                 $2,837                $349               $240,942
 Net realized gain (loss) on security
  transactions                                     (4)               (30,333)                 --               (308,197)
 Net realized gain on distributions                --                 34,827                  --                273,962
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         46               (407,472)               (705)            (5,296,715)
                                             --------            -----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        46               (400,141)               (356)            (5,090,008)
                                             --------            -----------            --------            -----------
UNIT TRANSACTIONS:
 Purchases                                          4                 40,054                  --                653,935
 Net transfers                                  1,122                107,544               3,695             (1,154,435)
 Surrenders for benefit payments and
  fees                                              3                 (7,095)                 --               (698,166)
 Net loan activity                                 --                (17,458)                 --                 (3,874)
 Cost of insurance                                (15)               (43,842)                (73)              (437,907)
                                             --------            -----------            --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,114                 79,203               3,622             (1,640,447)
                                             --------            -----------            --------            -----------
 Net increase (decrease) in net assets          1,160               (320,938)              3,266             (6,730,455)
NET ASSETS:
 Beginning of year                                 --                795,608                  --             14,886,760
                                             --------            -----------            --------            -----------
 End of year                                   $1,160               $474,670              $3,266             $8,156,305
                                             ========            ===========            ========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD             HARTFORD
                                           INTERNATIONAL        INTERNATIONAL            MIDCAP               HARTFORD
                                           SMALL COMPANY        OPPORTUNITIES            GROWTH                MIDCAP
                                             HLS FUND              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,307              $167,716              $ --                  $23,480
 Net realized gain (loss) on security
  transactions                                   (7,016)              (56,954)               --                  (81,323)
 Net realized gain on distributions              12,889               318,173                --                  218,620
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (224,082)           (4,325,938)                1               (1,954,668)
                                            -----------          ------------             -----             ------------
 Net increase (decrease) in net assets
  resulting from operations                    (212,902)           (3,897,003)                1               (1,793,891)
                                            -----------          ------------             -----             ------------
UNIT TRANSACTIONS:
 Purchases                                       11,030               205,067                 9                  202,077
 Net transfers                                   58,636              (252,503)               21                 (180,108)
 Surrenders for benefit payments and
  fees                                          (46,179)             (238,764)               --                 (463,778)
 Net loan activity                                1,949                29,880                --                   (5,003)
 Cost of insurance                              (13,423)             (210,632)               (4)                (211,732)
                                            -----------          ------------             -----             ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               12,013              (466,952)               26                 (658,544)
                                            -----------          ------------             -----             ------------
 Net increase (decrease) in net assets         (200,889)           (4,363,955)               27               (2,452,435)
NET ASSETS:
 Beginning of year                              491,713             9,574,200                --                5,641,744
                                            -----------          ------------             -----             ------------
 End of year                                   $290,824            $5,210,245               $27               $3,189,309
                                            ===========          ============             =====             ============


                                             HARTFORD              HARTFORD              HARTFORD              HARTFORD
                                           MIDCAP VALUE          MONEY MARKET         SMALL COMPANY        SMALLCAP GROWTH
                                             HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $6,066              $200,499                $4,392               $ --
 Net realized gain (loss) on security
  transactions                                 (156,056)                   --               (53,203)                (3)
 Net realized gain on distributions             235,541                    --                15,342                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (639,939)                   --            (2,066,371)                (5)
                                            -----------          ------------          ------------             ------
 Net increase (decrease) in net assets
  resulting from operations                    (554,388)              200,499            (2,099,840)                (8)
                                            -----------          ------------          ------------             ------
UNIT TRANSACTIONS:
 Purchases                                       72,698             3,726,137               166,454                 47
 Net transfers                                 (174,954)            1,451,411              (378,406)                38
 Surrenders for benefit payments and
  fees                                          (57,794)           (1,402,613)             (134,668)                --
 Net loan activity                                1,299              (873,071)               55,345                 --
 Cost of insurance                              (32,829)             (530,714)             (147,486)               (30)
                                            -----------          ------------          ------------             ------
 Net increase (decrease) in net assets
  resulting from unit transactions             (191,580)            2,371,150              (438,761)                55
                                            -----------          ------------          ------------             ------
 Net increase (decrease) in net assets         (745,968)            2,571,649            (2,538,601)                47
NET ASSETS:
 Beginning of year                            1,320,491             8,977,926             5,542,940                 --
                                            -----------          ------------          ------------             ------
 End of year                                   $574,523           $11,549,575            $3,004,339                $47
                                            ===========          ============          ============             ======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            HARTFORD             HARTFORD
                                      HARTFORD          U.S. GOVERNMENT           VALUE            LORD ABBETT
                                        STOCK              SECURITIES         OPPORTUNITIES      AMERICA'S VALUE
                                      HLS FUND              HLS FUND             HLS FUND           PORTFOLIO
                                     SUB-ACCOUNT       SUB-ACCOUNT (A)(C)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $271,919              $107,874             $12,693             $3,614
 Net realized gain (loss) on
  security transactions                 (300,097)             (178,530)             (6,041)               206
 Net realized gain on
  distributions                           82,482                    --               4,230              2,169
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (7,159,806)               22,417            (313,734)           (24,231)
                                     -----------          ------------          ----------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                          (7,105,502)              (48,239)           (302,852)           (18,242)
                                     -----------          ------------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                               694,838                71,344              45,911              1,240
 Net transfers                          (777,736)              139,173              42,432             42,571
 Surrenders for benefit
  payments and fees                     (752,085)              (92,002)             (4,867)                --
 Net loan activity                       (20,283)                 (644)             (6,204)                --
 Cost of insurance                      (448,577)              (38,854)            (19,866)            (1,875)
                                     -----------          ------------          ----------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (1,303,843)               79,017              57,406             41,936
                                     -----------          ------------          ----------          ---------
 Net increase (decrease) in net
  assets                              (8,409,345)               30,778            (245,446)            23,694
NET ASSETS:
 Beginning of year                    17,339,408             1,314,557             685,234             50,190
                                     -----------          ------------          ----------          ---------
 End of year                          $8,930,063            $1,345,335            $439,788            $73,884
                                     ===========          ============          ==========          =========


                                   LORD ABBETT        LORD ABBETT
                                  BOND-DEBENTURE       GROWTH &          MFS GROWTH      MFS INVESTORS
                                    PORTFOLIO         INCOME FUND          SERIES         TRUST SERIES
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT (A)   SUB-ACCOUNT (D)
-------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,311             $1,296            $ --                $ --
 Net realized gain (loss) on
  security transactions                   (16)           (17,601)             --                (201)
 Net realized gain on
  distributions                           126                303              --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (6,075)           (36,873)             --              (6,529)
                                     --------          ---------           -----            --------
 Net increase (decrease) in net
  assets resulting from
  operations                           (2,654)           (52,875)             --              (6,730)
                                     --------          ---------           -----            --------
UNIT TRANSACTIONS:
 Purchases                              1,672              7,369              29               6,490
 Net transfers                         46,912             55,601              11              38,414
 Surrenders for benefit
  payments and fees                        --            (30,906)             (1)                 --
 Net loan activity                       (774)                --              --                  --
 Cost of insurance                     (1,142)            (5,067)            (18)             (1,153)
                                     --------          ---------           -----            --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         46,668             26,997              21              43,751
                                     --------          ---------           -----            --------
 Net increase (decrease) in net
  assets                               44,014            (25,878)             21              37,021
NET ASSETS:
 Beginning of year                         --             89,418              --                  --
                                     --------          ---------           -----            --------
 End of year                          $44,014            $63,540             $21             $37,021
                                     ========          =========           =====            ========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

(d) Funded as of July 29, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                        VAN KAMPEN --
                                                                                                         UIF MID CAP
                                             MFS NEW            MFS TOTAL            MFS VALUE             GROWTH
                                         DISCOVERY SERIES     RETURN SERIES           SERIES              PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --              $57,310               $ --                   $2
 Net realized gain (loss) on security
  transactions                                 (2,297)             (15,821)                 3                   (3)
 Net realized gain on distributions            10,445              113,514                 --                   69
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (33,636)            (577,769)            (4,487)              (2,157)
                                             --------           ----------            -------              -------
 Net increase (decrease) in net assets
  resulting from
  operations                                  (25,488)            (422,766)            (4,484)              (2,089)
                                             --------           ----------            -------              -------
UNIT TRANSACTIONS:
 Purchases                                      4,526              262,607              2,240                1,073
 Net transfers                                (13,229)            (123,407)            34,567                9,895
 Surrenders for benefit payments and
  fees                                         (4,987)             (84,060)                 8                    3
 Net loan activity                                 --                   --                 --                   --
 Cost of insurance                             (2,695)             (76,670)            (2,006)              (1,050)
                                             --------           ----------            -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions            (16,385)             (21,530)            34,809                9,921
                                             --------           ----------            -------              -------
 Net increase (decrease) in net assets        (41,873)            (444,296)            30,325                7,832
NET ASSETS:
 Beginning of year                             74,938            1,878,357                 --                   --
                                             --------           ----------            -------              -------
 End of year                                  $33,065           $1,434,061            $30,325               $7,832
                                             ========           ==========            =======              =======

                                         VAN KAMPEN --
                                            UIF U.S.           OPPENHEIMER           OPPENHEIMER       OPPENHEIMER
                                         MID CAP VALUE           CAPITAL          GLOBAL SECURITIES    MAIN STREET
                                           PORTFOLIO        APPRECIATION FUND          FUND/VA           FUND/VA
                                          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $678                 $ --                $5,690             $107
 Net realized gain (loss) on security
  transactions                                (2,844)                 767                (1,966)            (139)
 Net realized gain on distributions           28,444                   --                30,510              564
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (85,559)             (60,000)             (262,312)          (5,840)
                                            --------             --------             ---------          -------
 Net increase (decrease) in net assets
  resulting from
  operations                                 (59,281)             (59,233)             (228,078)          (5,308)
                                            --------             --------             ---------          -------
UNIT TRANSACTIONS:
 Purchases                                     8,528               10,784                21,440                2
 Net transfers                               (24,732)               3,110                16,293            4,888
 Surrenders for benefit payments and
  fees                                             4                   --                    --                3
 Net loan activity                                --                   --                (1,533)              --
 Cost of insurance                            (6,653)              (8,141)              (12,394)            (638)
                                            --------             --------             ---------          -------
 Net increase (decrease) in net assets
  resulting from unit transactions           (22,853)               5,753                23,806            4,255
                                            --------             --------             ---------          -------
 Net increase (decrease) in net assets       (82,134)             (53,480)             (204,272)          (1,053)
NET ASSETS:
 Beginning of year                           182,106              128,603               544,202           10,414
                                            --------             --------             ---------          -------
 End of year                                 $99,972              $75,123              $339,930           $9,361
                                            ========             ========             =========          =======

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                   MAIN STREET       PUTNAM VT          PUTNAM VT          PUTNAM VT
                                    SMALL CAP       DIVERSIFIED       GLOBAL ASSET           GLOBAL
                                     FUND/VA        INCOME FUND      ALLOCATION FUND      EQUITY FUND
                                 SUB-ACCOUNT (A)    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --            $5,957            $31,183            $100,186
 Net realized gain (loss) on
  security transactions                    2              (413)            (6,926)            (53,941)
 Net realized gain on
  distributions                           --                --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (2,747)          (45,154)          (311,878)         (2,090,869)
                                     -------          --------          ---------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                          (2,745)          (39,610)          (287,621)         (2,044,624)
                                     -------          --------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                             1,013               976                 --             225,661
 Net transfers                        14,869            37,431             (3,227)           (125,553)
 Surrenders for benefit
  payments and fees                       --                --             (4,573)           (161,148)
 Net loan activity                        --                --                 --             (23,054)
 Cost of insurance                      (825)           (5,815)           (28,508)           (140,895)
                                     -------          --------          ---------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        15,057            32,592            (36,308)           (224,989)
                                     -------          --------          ---------          ----------
 Net increase (decrease) in net
  assets                              12,312            (7,018)          (323,929)         (2,269,613)
NET ASSETS:
 Beginning of year                        --           107,920            888,827           4,704,804
                                     -------          --------          ---------          ----------
 End of year                         $12,312          $100,902           $564,898          $2,435,191
                                     =======          ========          =========          ==========


                                     PUTNAM VT          PUTNAM VT          PUTNAM VT
                                     GROWTH AND           HEALTH              HIGH             PUTNAM VT
                                    INCOME FUND       SCIENCES FUND        YIELD FUND         INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $175,090              $ --            $246,319            $188,382
 Net realized gain (loss) on
  security transactions                (126,224)             (281)              2,961             (16,378)
 Net realized gain on
  distributions                       1,265,882             1,140                  --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    (4,530,415)          (23,439)           (943,192)           (818,204)
                                     ----------          --------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                         (3,215,667)          (22,580)           (693,912)           (646,200)
                                     ----------          --------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                              412,766                --             126,923              72,091
 Net transfers                         (713,815)               --             (30,612)             (3,369)
 Surrenders for benefit
  payments and fees                    (293,922)               --            (164,998)            (98,582)
 Net loan activity                       (3,124)               --                  --              (1,323)
 Cost of insurance                     (280,886)           (6,173)            (85,017)            (99,444)
                                     ----------          --------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (878,981)           (6,173)           (153,704)           (130,627)
                                     ----------          --------          ----------          ----------
 Net increase (decrease) in net
  assets                             (4,094,648)          (28,753)           (847,616)           (776,827)
NET ASSETS:
 Beginning of year                    9,010,397           137,509           2,874,318           2,794,611
                                     ----------          --------          ----------          ----------
 End of year                         $4,915,749          $108,756          $2,026,702          $2,017,784
                                     ==========          ========          ==========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT             PUTNAM VT
                                            GROWTH AND           INTERNATIONAL       INTERNATIONAL NEW        PUTNAM VT
                                            INCOME FUND           EQUITY FUND       OPPORTUNITIES FUND     INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,849                $54,442                 $408                 $316
 Net realized gain (loss) on security
  transactions                                    (579)               (27,953)                (503)                (179)
 Net realized gain on distributions             17,220                361,717                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (66,877)            (1,589,898)             (11,278)             (29,277)
                                             ---------            -----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (48,387)            (1,201,692)             (11,373)             (29,140)
                                             ---------            -----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                          --                101,238                   --                   --
 Net transfers                                      --                107,764                   --                   --
 Surrenders for benefit payments and
  fees                                               1               (189,535)                 (10)                  --
 Net loan activity                                  --                 56,608                   --                   --
 Cost of insurance                              (2,767)               (84,116)              (1,300)              (3,050)
                                             ---------            -----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,766)                (8,041)              (1,310)              (3,050)
                                             ---------            -----------            ---------            ---------
 Net increase (decrease) in net assets         (51,153)            (1,209,733)             (12,683)             (32,190)
NET ASSETS:
 Beginning of year                             107,235              2,827,840               27,617               75,796
                                             ---------            -----------            ---------            ---------
 End of year                                   $56,082             $1,618,107              $14,934              $43,606
                                             =========            ===========            =========            =========


                                           PUTNAM VT           PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             MONEY                NEW                   NEW             OTC & EMERGING
                                          MARKET FUND     OPPORTUNITIES FUND         VALUE FUND           GROWTH FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $14                $11,838                $4,290                 $ --
 Net realized gain (loss) on security
  transactions                                  --                (35,020)                7,168              (34,658)
 Net realized gain on distributions             --                     --                43,289                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --             (1,802,025)             (169,081)              (5,371)
                                             -----            -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     14             (1,825,207)             (114,334)             (40,029)
                                             -----            -----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      --                260,249                    --                   --
 Net transfers                                  --                (89,219)               (1,565)             (16,335)
 Surrenders for benefit payments and
  fees                                           1               (218,957)              (41,771)                   2
 Net loan activity                              --                (18,575)                   --                   --
 Cost of insurance                             (78)              (175,978)               (4,252)              (3,677)
                                             -----            -----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (77)              (242,480)              (47,588)             (20,010)
                                             -----            -----------            ----------            ---------
 Net increase (decrease) in net assets         (63)            (2,067,687)             (161,922)             (60,039)
NET ASSETS:
 Beginning of year                             542              4,906,486               295,761              104,649
                                             -----            -----------            ----------            ---------
 End of year                                  $479             $2,838,799              $133,839              $44,610
                                             =====            ===========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT           PUTNAM VT             PUTNAM VT
                                             SMALL CAP       THE GEORGE PUTNAM    UTILITIES GROWTH AND
                                            VALUE FUND         FUND OF BOSTON         INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,663              $2,868               $13,293
 Net realized gain (loss) on security
  transactions                                 (66,437)               (460)               (1,534)
 Net realized gain on distributions             29,123               5,206                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (39,721)            (34,995)             (204,063)
                                             ---------            --------             ---------
 Net increase (decrease) in net assets
  resulting from operations                    (75,372)            (27,381)             (192,304)
                                             ---------            --------             ---------
UNIT TRANSACTIONS:
 Purchases                                      11,941                  --                    --
 Net transfers                                  38,160                  --                (3,408)
 Surrenders for benefit payments and
  fees                                        (310,644)                  1                    --
 Net loan activity                                  --                  --                    --
 Cost of insurance                              (3,954)             (3,584)              (22,906)
                                             ---------            --------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (264,497)             (3,583)              (26,314)
                                             ---------            --------             ---------
 Net increase (decrease) in net assets        (339,869)            (30,964)             (218,618)
NET ASSETS:
 Beginning of year                             427,609              70,066               645,771
                                             ---------            --------             ---------
 End of year                                   $87,740             $39,102              $427,153
                                             =========            ========             =========


                                                                                       PUTNAM VT
                                            PUTNAM VT            PUTNAM VT              CAPITAL
                                            VISTA FUND          VOYAGER FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --               $17,533               $1,093
 Net realized gain (loss) on security
  transactions                                 (4,147)             (186,400)                (411)
 Net realized gain on distributions                --                    --               13,329
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (44,008)           (2,534,156)            (106,405)
                                             --------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (48,155)           (2,703,023)             (92,394)
                                             --------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                         --               337,789                9,952
 Net transfers                                   (460)             (127,113)              24,321
 Surrenders for benefit payments and
  fees                                            (21)             (250,886)                 (92)
 Net loan activity                                 --               (28,184)                 289
 Cost of insurance                             (3,115)             (229,071)              (8,284)
                                             --------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (3,596)             (297,465)              26,186
                                             --------            ----------            ---------
 Net increase (decrease) in net assets        (51,751)           (3,000,488)             (66,208)
NET ASSETS:
 Beginning of year                            108,487             7,537,231              242,120
                                             --------            ----------            ---------
 End of year                                  $56,736            $4,536,743             $175,912
                                             ========            ==========            =========

                                                              VAN KAMPEN LIT
                                             PUTNAM VT          GROWTH AND       VAN KAMPEN LIT
                                              EQUITY              INCOME            COMSTOCK
                                            INCOME FUND         PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT      SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,640              $ --              $24,191
 Net realized gain (loss) on security
  transactions                                 (40,494)              (11)             (18,990)
 Net realized gain on distributions             20,708                --               59,413
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (114,138)               47             (560,556)
                                             ---------            ------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (125,284)               36             (495,942)
                                             ---------            ------            ---------
UNIT TRANSACTIONS:
 Purchases                                      22,175                60               21,535
 Net transfers                                (131,440)            1,696              146,122
 Surrenders for benefit payments and
  fees                                         (53,809)                6              (30,630)
 Net loan activity                                  --                --                   --
 Cost of insurance                             (12,893)              (80)             (28,583)
                                             ---------            ------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (175,967)            1,682              108,444
                                             ---------            ------            ---------
 Net increase (decrease) in net assets        (301,251)            1,718             (387,498)
NET ASSETS:
 Beginning of year                             520,701                --            1,266,964
                                             ---------            ------            ---------
 End of year                                  $219,450            $1,718             $879,466
                                             =========            ======            =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, AIM V.I. Global Real Estate Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic CapApp Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Fund, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series Fund, Van Kampen --UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Utilities Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Van Kampen LIT Growth and Income Portfolio, and Van Kampen LIT Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell

-------------------------------------------------------------------------------

       is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividends and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement DATE. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

       a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance and administrative charges included below. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts. These charges are included in either the surrenders for benefit payments and fees or cost of insurance in the accompanying statements of changes in net assets.

       b) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                                 $7,662           $469
AllianceBernstein VPS International Value
 Portfolio                                                113,590        359,805
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                                 70,340         21,500
AllianceBernstein VPS Value Portfolio                       4,287          3,028
AllianceBernstein VPS International Growth
 Portfolio                                                 52,302         38,384
AIM V.I. Capital Appreciation Fund                         28,763         27,142
AIM V.I. Core Equity Fund                                  30,394          8,368
AIM V.I. International Growth Fund                        114,683          6,211
AIM V.I. Mid Cap Core Equity Fund                          39,527         70,081
AIM V.I. Small Cap Equity Fund                            195,899         60,022
AIM V.I. Capital Development Fund                           7,625          9,743
AIM V.I. PowerShares ETF Allocation Fund                   12,212             --
AIM V.I. Global Real Estate Fund                              153              9
American Funds Global Bond Fund                            16,692          3,082
American Funds Global Growth and Income Fund               48,873          1,657
American Funds Asset Allocation Fund                      509,302        766,797
American Funds Blue Chip Income and Growth Fund           294,535        433,185
American Funds Bond Fund                                1,754,278        599,787
American Funds Global Growth Fund                         178,439        594,650
American Funds Growth Fund                              1,058,192      1,168,166
American Funds Growth-Income Fund                         630,066        902,946
American Funds International Fund                         876,927        807,219
American Funds New World Fund                             137,434        401,674
American Funds Global Small Capitalization Fund           207,149        362,673
Fidelity VIP Asset Manager Portfolio                       13,487        232,712
Fidelity VIP Equity-Income Portfolio                      467,882      1,262,279
Fidelity VIP Growth Portfolio                               4,088            234
Fidelity VIP Contrafund Portfolio                         658,034        205,290
Fidelity VIP Overseas Portfolio                            15,502         64,083
Fidelity VIP Mid Cap Portfolio                            257,176         64,281

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                   $10,492           $654
Fidelity VIP Dynamic CapApp Portfolio                       1,217             94
Fidelity VIP Freedom 2010 Portfolio                           339            183
Fidelity VIP Freedom 2020 Portfolio                        83,071         25,500
Fidelity VIP Freedom 2030 Portfolio                       165,004         11,797
Fidelity VIP Strategic Income Portfolio                       557             --
Franklin Rising Dividends Securities Fund                     154             10
Franklin Income Securities Fund                           463,696        454,337
Franklin Small-Mid Cap Growth Securities Fund               5,867            900
Franklin Small Cap Value Securities Fund                  160,793        261,333
Franklin Strategic Income Securities Fund                 495,674        133,510
Mutual Shares Securities Fund                             416,944        308,383
Templeton Developing Markets Securities Fund               19,346          3,999
Templeton Foreign Securities Fund                          41,424          2,627
Templeton Growth Securities Fund                          121,230         37,607
Mutual Global Discovery Securities Fund                   216,244         94,187
Franklin Flex Cap Growth Securities Fund                    2,514            455
Templeton Global Bond Securities Fund                     703,366        112,356
Hartford Advisers HLS Fund                                592,123      1,355,314
Hartford Total Return Bond HLS Fund                     2,278,878      2,686,791
Hartford Capital Appreciation HLS Fund                    915,138      2,648,301
Hartford Dividend and Growth HLS Fund                     875,255      1,761,655
Hartford Fundamental Growth HLS Fund                        7,007            342
Hartford Global Advisers HLS Fund                              --          6,578
Hartford Global Equity HLS Fund                            83,192          2,471
Hartford Global Growth HLS Fund                             9,857            753
Hartford Disciplined Equity HLS Fund                      194,381        138,561
Hartford Growth HLS Fund                                    1,353            197
Hartford Growth Opportunities HLS Fund                    266,424        119,057
Hartford High Yield HLS Fund                               49,542          3,775
Hartford Index HLS Fund                                   511,700      1,143,247
Hartford International Growth HLS Fund                         65             26
Hartford International Small Company HLS Fund              87,820         49,677
Hartford International Opportunities HLS Fund             474,496      1,092,220
Hartford MidCap Growth HLS Fund                             7,489          1,026
Hartford MidCap HLS Fund                                  133,531        770,053
Hartford MidCap Value HLS Fund                            148,653        176,957
Hartford Money Market HLS Fund                          7,450,108      8,569,472
Hartford Small Company HLS Fund                           257,091        451,023
Hartford SmallCap Growth HLS Fund                           1,291            249
Hartford Stock HLS Fund                                   564,767      1,096,009
Hartford U.S. Government Securities HLS Fund              648,365        474,412
Hartford Value HLS Fund                                     7,275            857
Hartford Value Opportunities HLS Fund                      43,919         96,975
Hartford Equity Income HLS Fund                            31,992          1,253
Lord Abbett America's Value Portfolio                      30,955         71,261
Lord Abbett Bond-Debenture Portfolio                      213,953         79,208
Lord Abbett Growth & Income Fund                            8,115         14,208

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
MFS Growth Series                                             $66            $10
MFS Investors Trust Series                                 11,476         31,397
MFS New Discovery Series                                   42,902         15,114
MFS Total Return Series                                   349,478        150,839
MFS Value Series                                          354,944          6,472
MFS Research Bond Series Fund                             193,430            705
Van Kampen -- UIF Mid Cap Growth Portfolio                 73,605          5,140
Van Kampen -- UIF U.S. Mid Cap Value Portfolio             51,919         43,212
Oppenheimer Capital Appreciation Fund                      13,021         13,359
Oppenheimer Global Securities Fund/VA                      70,584        183,665
Oppenheimer Main Street Fund/VA                             4,578          1,784
Oppenheimer Main Street Small Cap Fund/VA                  65,761          7,418
Oppenheimer Value Fund/VA                                   1,324             60
Putnam VT Diversified Income Fund                         203,213         35,119
Putnam VT Global Asset Allocation Fund                     40,735        153,089
Putnam VT Global Equity Fund                              123,230        603,631
Putnam VT Growth and Income Fund                          362,598        941,188
Putnam VT Global Health Care Fund                          11,888         21,725
Putnam VT High Yield Fund                                 522,301        534,755
Putnam VT Income Fund                                     304,690        472,426
Putnam VT International Growth and Income Fund                131          2,551
Putnam VT International Equity Fund                       131,380        479,298
Putnam VT International New Opportunities Fund                285          3,054
Putnam VT Investors Fund                                      651          7,191
Putnam VT Money Market Fund                                     2            103
Putnam VT New Opportunities Fund                          173,159        446,395
Putnam VT Small Cap Value Fund                             16,841          6,181
Putnam VT The George Putnam Fund of Boston                  2,039          3,150
Putnam VT Global Utilities Fund                            33,088        110,499
Putnam VT Vista Fund                                       43,239         53,754
Putnam VT Voyager Fund                                    285,382        722,967
Putnam VT Capital Opportunities Fund                       15,770         51,394
Putnam VT Equity Income Fund                              161,762        213,661
Van Kampen LIT Growth and Income Portfolio                  3,796            754
Van Kampen LIT Comstock Portfolio                         110,658        182,965
                                                    -------------  -------------
                                                      $30,388,086    $38,240,385
                                                    =============  =============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                            1,090         113             977
AllianceBernstein VPS International
 Value Portfolio                              21,735      62,555         (40,820)
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               7,508       3,251           4,257
AllianceBernstein VPS Value Portfolio            632         459             173
AllianceBernstein VPS International
 Growth Portfolio                              7,824       5,907           1,917
AIM V.I. Capital Appreciation Fund             4,091       4,420            (329)

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                      2,623         723           1,900
AIM V.I. International Growth Fund            15,922       1,663          14,259
AIM V.I. Mid Cap Core Equity Fund              2,877       5,633          (2,756)
AIM V.I. Small Cap Equity Fund                22,278       6,452          15,826
AIM V.I. Capital Development Fund              1,156       1,440            (284)
AIM V.I. PowerShares ETF Allocation Fund         859          --             859
AIM V.I. Global Real Estate Fund                  13           1              12
American Funds Global Bond Fund                1,688         356           1,332
American Funds Global Growth and Income
 Fund                                          7,303         289           7,014
American Funds Asset Allocation Fund          38,132      67,398         (29,266)
American Funds Blue Chip Income and
 Growth Fund                                  26,358      43,512         (17,154)
American Funds Bond Fund                     149,585      61,001          88,584
American Funds Global Growth Fund            173,629     494,585        (320,956)
American Funds Growth Fund                 1,575,266   1,744,049        (168,783)
American Funds Growth-Income Fund            783,201   1,149,526        (366,325)
American Funds International Fund             57,224      59,280          (2,056)
American Funds New World Fund                  7,507      19,881         (12,374)
American Funds Global Small
 Capitalization Fund                         163,142     255,467         (92,325)
Fidelity VIP Asset Manager Portfolio              --     109,403        (109,403)
Fidelity VIP Equity-Income Portfolio         257,246     719,053        (461,807)
Fidelity VIP Growth Portfolio                    704         105             599
Fidelity VIP Contrafund Portfolio             77,135      25,952          51,183
Fidelity VIP Overseas Portfolio                   --      37,392         (37,392)
Fidelity VIP Mid Cap Portfolio                26,864       9,197          17,667
Fidelity VIP Value Strategies Portfolio        2,028         109           1,919
Fidelity VIP Dynamic CapApp Portfolio            146          11             135
Fidelity VIP Freedom 2010 Portfolio               --          21             (21)
Fidelity VIP Freedom 2020 Portfolio           11,417       3,130           8,287
Fidelity VIP Freedom 2030 Portfolio           27,496       1,833          25,663
Fidelity VIP Strategic Income Portfolio           50          --              50
Franklin Rising Dividends Securities
 Fund                                             14           1              13
Franklin Income Securities Fund               40,984      54,198         (13,214)
Franklin Small-Mid Cap Growth Securities
 Fund                                            800         110             690
Franklin Small Cap Value Securities Fund      11,652      23,803         (12,151)
Franklin Strategic Income Securities
 Fund                                         51,401      15,787          35,614
Mutual Shares Securities Fund                 37,551      31,836           5,715
Templeton Developing Markets Securities
 Fund                                          3,206         693           2,513
Templeton Foreign Securities Fund              5,457         437           5,020
Templeton Growth Securities Fund              17,273       4,842          12,431
Mutual Global Discovery Securities Fund       21,215      11,008          10,207
Franklin Flex Cap Growth Securities Fund         367          60             307
Templeton Global Bond Securities Fund         47,564      10,732          36,832
Hartford Advisers HLS Fund                   221,156     604,489        (383,333)
Hartford Total Return Bond HLS Fund          967,178   1,343,800        (376,622)
Hartford Capital Appreciation HLS Fund       315,383     742,529        (427,146)
Hartford Dividend and Growth HLS Fund        321,346     678,584        (357,238)
Hartford Fundamental Growth HLS Fund           1,097          52           1,045
Hartford Global Advisers HLS Fund                 --       5,826          (5,826)
Hartford Global Equity HLS Fund               11,687         336          11,351

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
Hartford Global Growth HLS Fund               10,378         922           9,456
Hartford Disciplined Equity HLS Fund         190,306     137,995          52,311
Hartford Growth HLS Fund                         160          29             131
Hartford Growth Opportunities HLS Fund        21,852      10,568          11,284
Hartford High Yield HLS Fund                   4,380         441           3,939
Hartford Index HLS Fund                      219,463     525,894        (306,431)
Hartford International Growth HLS Fund            12           5               7
Hartford International Small Company HLS
 Fund                                          5,155       3,551           1,604
Hartford International Opportunities HLS
 Fund                                        238,052     534,007        (295,955)
Hartford MidCap Growth HLS Fund                1,115         152             963
Hartford MidCap HLS Fund                      64,421     286,198        (221,777)
Hartford MidCap Value HLS Fund                11,451      12,874          (1,423)
Hartford Money Market HLS Fund             5,703,626   6,330,721        (627,095)
Hartford Small Company HLS Fund              206,208     322,920        (116,712)
Hartford SmallCap Growth HLS Fund                225          56             169
Hartford Stock HLS Fund                      266,744     535,945        (269,201)
Hartford U.S. Government Securities HLS
 Fund                                         66,726      48,604          18,122
Hartford Value HLS Fund                          939          99             840
Hartford Value Opportunities HLS Fund          4,146       9,589          (5,443)
Hartford Equity Income HLS Fund                3,906         172           3,734
Lord Abbett America's Value Portfolio          3,457       7,637          (4,180)
Lord Abbett Bond-Debenture Portfolio          22,698       9,056          13,642
Lord Abbett Growth & Income Fund               1,024       1,699            (675)
MFS Growth Series                                 22          14               8
MFS Investors Trust Series                     1,306       3,480          (2,174)
MFS New Discovery Series                       3,551       1,340           2,211
MFS Total Return Series                       27,406      14,086          13,320
MFS Value Series                              46,090       2,520          43,570
MFS Research Bond Series Fund                 17,312          63          17,249
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                     9,967       1,132           8,835
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                     8,599       5,939           2,660
Oppenheimer Capital Appreciation Fund          1,951       2,074            (123)
Oppenheimer Global Securities Fund/VA          7,309      24,947         (17,638)
Oppenheimer Main Street Fund/VA                  512         223             289
Oppenheimer Main Street Small Cap
 Fund/VA                                       9,869       1,816           8,053
Oppenheimer Value Fund/VA                        158           8             150
Putnam VT Diversified Income Fund             22,950       3,552          19,398
Putnam VT Global Asset Allocation Fund           203       6,387          (6,184)
Putnam VT Global Equity Fund                   8,645      33,504         (24,859)
Putnam VT Growth and Income Fund              14,367      45,338         (30,971)
Putnam VT Global Health Care Fund                 --       1,798          (1,798)
Putnam VT High Yield Fund                     13,809      24,597         (10,788)
Putnam VT Income Fund                         10,317      25,616         (15,299)
Putnam VT International Growth and
 Income Fund                                      32         220            (188)
Putnam VT International Equity Fund           13,301      42,695         (29,394)
Putnam VT International New
 Opportunities Fund                               --         230            (230)
Putnam VT Investors Fund                          --       1,009          (1,009)
Putnam VT Money Market Fund                       --          57             (57)

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund              12,031      28,573         (16,542)
Putnam VT Small Cap Value Fund                 2,556         923           1,633
Putnam VT The George Putnam Fund of
 Boston                                           --         299            (299)
Putnam VT Global Utilities Fund                   --       4,776          (4,776)
Putnam VT Vista Fund                           5,686      10,351          (4,665)
Putnam VT Voyager Fund                        13,641      30,860         (17,219)
Putnam VT Capital Opportunities Fund           1,609       4,844          (3,235)
Putnam VT Equity Income Fund                  15,050      18,451          (3,401)
Van Kampen LIT Growth and Income
 Portfolio                                       509         110             399
Van Kampen LIT Comstock Portfolio             10,923      23,758         (12,835)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                              514           6             508
AllianceBernstein VPS International
 Value Portfolio                              38,603       8,345          30,258
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               5,053      26,563         (21,510)
AllianceBernstein VPS Value Portfolio            357         119             238
AllianceBernstein VPS International
 Growth Portfolio                             11,781         489          11,292
AIM V.I. Capital Appreciation Fund             2,251       1,895             356
AIM V.I. Core Equity Fund                      7,835         252           7,583
AIM V.I. International Growth Fund             3,098         240           2,858
AIM V.I. Mid Cap Core Equity Fund              4,323       8,271          (3,948)
AIM V.I. Small Cap Equity Fund                 4,581         216           4,365
AIM V.I. Capital Development Fund              1,463         680             783
American Funds Global Bond Fund                1,258          79           1,179
American Funds Global Growth and Income
 Fund                                          1,320       1,242              78
American Funds Asset Allocation Fund          68,975      53,087          15,888
American Funds Blue Chip Income and
 Growth Fund                                  35,565      28,432           7,133
American Funds Bond Fund                     117,758     132,147         (14,389)
American Funds Global Growth Fund            258,645     237,172          21,473
American Funds Growth Fund                 1,496,644   1,334,053         162,591
American Funds Growth-Income Fund          1,151,698     942,250         209,448
American Funds International Fund             47,753      47,867            (114)
American Funds New World Fund                 21,684      10,206          11,478
American Funds Global Small
 Capitalization Fund                         180,404     161,962          18,442
Fidelity VIP Asset Manager Portfolio              --      14,763         (14,763)
Fidelity VIP Equity-Income Portfolio         260,808     413,695        (152,887)
Fidelity VIP Growth Portfolio                    334          15             319
Fidelity VIP Contrafund Portfolio            107,649      15,710          91,939
Fidelity VIP Overseas Portfolio               80,039     172,519         (92,480)
Fidelity VIP Mid Cap Portfolio                19,367      26,970          (7,603)
Fidelity VIP Value Strategies Portfolio          223           2             221
Fidelity VIP Freedom 2010 Portfolio              865          --             865
Fidelity VIP Freedom 2020 Portfolio            2,449          17           2,432
Fidelity VIP Freedom 2030 Portfolio            3,380          22           3,358
Franklin Income Securities Fund               31,173      10,875          20,298
Franklin Small Cap Value Securities Fund       8,601      18,809         (10,208)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
Franklin Strategic Income Securities
 Fund                                          8,285         660            7,625
Mutual Shares Securities Fund                 11,443      41,636          (30,193)
Templeton Developing Markets Securities
 Fund                                            839          68              771
Templeton Foreign Securities Fund                628          54              574
Templeton Growth Securities Fund               2,930         526            2,404
Mutual Discovery Securities Fund              25,809       9,708           16,101
Franklin Flex Cap Growth Securities Fund          33           1               32
Templeton Global Income Securities Fund       48,525       2,078           46,447
Hartford Advisers HLS Fund                   500,509     749,882         (249,373)
Hartford LargeCap Growth HLS Fund                  4           1                3
Hartford Total Return Bond HLS Fund          537,508   1,190,948         (653,440)
Hartford Capital Appreciation HLS Fund       464,516     798,743         (334,227)
Hartford Dividend and Growth HLS Fund        338,147     602,236         (264,089)
Hartford Fundamental Growth HLS Fund              65          --               65
Hartford Global Advisers HLS Fund                 --         268             (268)
Hartford Global Equity HLS Fund                  666       7,575           (6,909)
Hartford Global Growth HLS Fund                3,549         353            3,196
Hartford Disciplined Equity HLS Fund          94,432      54,528           39,904
Hartford Growth HLS Fund                         183           9              174
Hartford Growth Opportunities HLS Fund        19,539      16,277            3,262
Hartford High Yield HLS Fund                     431           9              422
Hartford Index HLS Fund                      355,115     839,273         (484,158)
Hartford International Small Company HLS
 Fund                                          5,933       5,398              535
Hartford International Opportunities HLS
 Fund                                        227,600     374,855         (147,255)
Hartford MidCap Growth HLS Fund                    6           1                5
Hartford MidCap HLS Fund                     101,943     271,534         (169,591)
Hartford MidCap Value HLS Fund                 6,460      24,992          (18,532)
Hartford Money Market HLS Fund             5,047,895   3,722,523        1,325,372
Hartford Small Company HLS Fund              274,908     465,340         (190,432)
Hartford SmallCap Growth HLS Fund                 11           4                7
Hartford Stock HLS Fund                      294,656     696,527         (401,871)
Hartford U.S. Government Securities HLS
 Fund                                        205,382     664,677         (459,295)
Hartford Value Opportunities HLS Fund          8,214       4,770            3,444
Lord Abbett America's Value Portfolio          5,953       1,733            4,220
Lord Abbett Bond-Debenture Portfolio           5,536         317            5,219
Lord Abbett Growth & Income Fund               5,690       4,854              836
MFS Growth Series                                  6           3                3
MFS Investors Trust Series                     4,376         124            4,252
MFS New Discovery Series                         435       1,732           (1,297)
MFS Total Return Series                       21,997      24,550           (2,553)
MFS Value Series                               4,417         302            4,115
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                     1,506         181            1,325
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                     7,965       9,030           (1,065)
Oppenheimer Capital Appreciation Fund          2,031       1,275              756
Oppenheimer Global Securities Fund/VA          5,088       3,177            1,911
Oppenheimer Main Street Fund/VA                  479          89              390
Oppenheimer Main Street Small Cap
 Fund/VA                                       1,936         135            1,801
Putnam VT Diversified Income Fund              4,389         460            3,929

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund             7       1,483           (1,476)
Putnam VT Global Equity Fund                   9,873      17,783           (7,910)
Putnam VT Growth and Income Fund              17,003      45,716          (28,713)
Putnam VT Health Sciences Fund                    --         463             (463)
Putnam VT High Yield Fund                     12,116      17,631           (5,515)
Putnam VT Income Fund                         11,912      18,121           (6,209)
Putnam VT International Growth and
 Income Fund                                       1         166             (165)
Putnam VT International Equity Fund           32,116      29,665            2,451
Putnam VT International New
 Opportunities Fund                                1          88              (87)
Putnam VT Investors Fund                          --         326             (326)
Putnam VT Money Market Fund                       --          44              (44)
Putnam VT New Opportunities Fund              15,647      26,483          (10,836)
Putnam VT New Value Fund                       2,105       4,726           (2,621)
Putnam VT OTC & Emerging Growth Fund              --       2,533           (2,533)
Putnam VT Small Cap Value Fund                 5,858      33,324          (27,466)
Putnam VT The George Putnam Fund of
 Boston                                           --         272             (272)
Putnam VT Utilities Growth and Income
 Fund                                             --         858             (858)
Putnam VT Vista Fund                              --         322             (322)
Putnam VT Voyager Fund                        18,814      29,006          (10,192)
Putnam VT Capital Opportunities Fund           3,627       1,832            1,795
Putnam VT Equity Income Fund                   3,713      15,998          (12,285)
Van Kampen LIT Growth and Income
 Portfolio                                       252          19              233
Van Kampen LIT Comstock Portfolio             20,185      11,436            8,749

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                   1,485        $9.257151             $13,750
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     508         7.438385               3,777
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                  67,724         8.161134             552,702
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 108,544         6.074134             659,311
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  78,286        13.001625           1,017,841
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  11,713        12.314196             144,235
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                  13,232        10.684549             141,383
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   8,975         7.489616              67,217
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  30,485        11.656335             355,341
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  13,310        11.480951             152,806
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                     411         7.844980               3,225
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     238         6.481456               1,546
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                --              1.05%              24.45%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --                --              (28.23)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                --              0.96%              34.36%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --              0.86%             (53.28)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2007  Lowest contract charges                --              0.92%               5.58%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2006  Lowest contract charges                --                --               13.22%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                --              0.69%              42.66%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --              0.90%             (35.75)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2007  Lowest contract charges                --              0.98%               1.53%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2006  Lowest contract charges                --              0.12%              14.20%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                --              2.37%              21.04%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --                --              (38.79)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                  14,867        $8.339156            $123,975
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  12,950         5.989175              77,558
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                   1,658        11.735231              19,456
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                  12,034         8.783347             105,699
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  12,363         7.254268              89,684
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  12,007        12.614437             151,461
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  11,488        11.261514             129,372
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                  10,348        14.058334             145,476
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   8,448        10.957579              92,574
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                     865        15.685297              13,565
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                     717        14.507758              10,397
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                  17,117         8.784056             150,360
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   2,858         6.495072              18,560
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                --              4.47%              39.24%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --                --              (48.96)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2007  Lowest contract charges                --              1.55%               7.72%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                --              0.66%              21.08%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --                --              (42.49)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2007  Lowest contract charges                --                --               12.01%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2006  Lowest contract charges                --              0.11%               6.30%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                --              2.00%              28.30%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --              6.56%             (30.14)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2007  Lowest contract charges                --              1.32%               8.12%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2006  Lowest contract charges                --              1.62%               9.29%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                --              2.34%              35.24%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --
 2008  Lowest contract charges                --              2.03%             (37.17)%
    Highest contract charges                  --                --                  --
    Remaining contract charges                --                --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                  22,012       $15.827870            $348,409
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  24,768        12.155426             301,070
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  28,716        17.005072             488,313
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  27,196        15.522798             422,157
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                  23,468        13.954120             327,474
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                  26,624        10.738505             285,907
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  10,798         8.853684              95,599
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                   6,433        12.889339              82,919
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                   1,422        12.253694              17,420
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                   9,481        10.040517              95,199
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   9,765         7.052376              68,867
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                   8,982        13.312750             119,576
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                   3,272        12.010285              39,299
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                     859        14.309207              12,293
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                --               1.32%              30.21%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.50%             (28.52)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.23%               9.55%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.96%              11.24%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.56%               7.62%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                --               0.22%              21.29%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (31.31)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.12%               5.19%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --                 --               17.44%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                --                 --               42.37%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (47.03)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --                 --               10.85%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --                 --               16.52%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                --                 --               43.09%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE FUND
 2009  Lowest contract charges                      12       $12.019804                $145
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2009  Lowest contract charges                   2,511        10.917046              27,407
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   1,179         9.952373              11,734
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                   7,092         8.577912              60,838
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                      78         6.139312                 477
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                 495,984        13.963461           6,925,655
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 525,250        11.262300           5,915,517
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 509,362        15.977239           8,138,202
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                 485,222        14.994647           7,275,730
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                 443,045        13.077484           5,793,915
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE FUND
 2009  Lowest contract charges                --                 --               20.20%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2009  Lowest contract charges                --               1.75%               9.69%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --              23.70%              (1.09)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                --               3.54%              39.72%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.44%             (39.78)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                --               2.35%              23.98%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.63%             (29.51)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               2.19%               6.55%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               2.33%              14.66%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               2.32%               9.14%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                  96,321       $13.286460          $1,279,769
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 113,475        10.382553           1,178,159
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 106,342        16.351739           1,738,878
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                 115,649        16.027025           1,853,508
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                 125,347        13.649702           1,710,950
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                 286,348        12.507300           3,581,446
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 197,764        11.107228           2,196,607
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 212,153        12.252603           2,599,432
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  90,896        11.857928           1,077,836
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                  73,047        11.083750             809,630
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                --               2.10%              27.97%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.01%             (36.51)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               2.38%               2.03%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.27%              17.42%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               1.00%               7.24%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                --               3.74%              12.61%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               5.77%              (9.35)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               8.89%               3.33%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               3.91%               6.99%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               2.91%               1.59%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges               1,386,157        $1.506019          $2,087,579
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges               1,707,113         1.058316           1,806,666
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges               1,685,640         1.717724           2,895,463
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges               1,511,982         1.495637           2,261,376
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges               1,438,688         1.241944           1,786,770
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges               9,572,708         1.035048           9,908,212
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges               9,741,491         0.742443           7,232,502
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges               9,578,900         1.325073          12,692,741
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges               8,524,634         1.179431          10,054,217
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges               8,397,299         1.070088           8,985,849
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                --               1.36%              42.30%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.86%             (38.39)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               2.79%              14.85%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.88%              20.43%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.67%              14.08%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                --               0.67%              39.41%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               0.83%             (43.97)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.81%              12.35%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.81%              10.22%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.72%              16.19%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges               6,376,352        $1.250601          $7,974,272
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges               6,742,677         0.952901           6,425,104
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges               6,533,229         1.533170          10,016,550
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges               6,314,416         1.459565           9,216,300
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges               6,867,184         1.266953           8,700,400
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                 240,056        21.523685           5,166,899
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 242,112        15.043908           3,642,306
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 242,226        25.993056           6,296,198
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                 183,793        21.656876           3,980,371
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                 134,577        18.202405           2,449,627
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                  51,072        26.941235           1,375,955
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  63,446        18.002579           1,142,194
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  51,968        31.240624           1,623,515
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  53,030        23.629455           1,253,069
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                  36,431        17.820884             649,232
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                --               1.62%              31.24%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.79%             (37.85)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               1.55%               5.04%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.54%              15.20%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               1.37%               5.83%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                --               1.59%              43.07%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.89%             (42.12)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               1.66%              20.02%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.71%              18.98%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               1.59%              21.50%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                --               1.41%              49.65%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.64%             (42.37)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               3.11%              32.21%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.49%              32.59%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               1.23%              20.74%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges               1,572,124        $1.850714          $2,909,553
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges               1,664,449         1.147402           1,909,792
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges               1,646,007         2.468617           4,063,361
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges               1,730,266         2.032992           3,517,616
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges               1,651,660         1.638805           2,706,749
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                 238,209         2.416579             575,651
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 347,612         1.871681             650,618
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 362,375         2.625733             951,499
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                 430,048         2.273295             977,626
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                 501,911         2.118302           1,063,199
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                --               0.27%              61.30%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (53.52)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               2.91%              21.43%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.45%              24.05%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.94%              25.35%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2009  Lowest contract charges                --               2.06%              29.11%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.67%             (28.72)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               6.32%              15.50%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               2.84%               7.32%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               2.70%               4.04%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2009  Lowest contract charges                   2,458        $9.371563             $23,033
    Highest contract charges                 2,892,897         2.499987           7,232,206
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   1,891         7.215315              13,647
    Highest contract charges                 3,355,271         1.919982           6,442,059
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                     783        12.616655               9,883
    Highest contract charges                 3,509,266         3.348026          11,749,113
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                       7        12.458100                  85
    Highest contract charges                 3,800,993         3.297550          12,533,966
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                       1        10.387944                  15
    Highest contract charges                 4,263,915         2.743539          11,698,218
    Remaining contract charges                      --               --                  --
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges                     918         7.579744               6,956
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     319         5.923299               1,887
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                 202,903        10.847941           2,201,081
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 151,720         8.007735           1,214,935
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  59,781        13.972661             835,301
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  35,991        11.911647             428,713
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                   2,884        10.689654              30,829
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2009  Lowest contract charges                --               2.10%              29.88%
    Highest contract charges                  --               2.26%              30.21%
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               4.01%             (42.81)%
    Highest contract charges                  --               2.49%             (42.65)%
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               1.62%               1.27%
    Highest contract charges                  --               1.76%               1.53%
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               2.87%              19.93%
    Highest contract charges                  --               3.40%              20.19%
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --                 --                3.24%
    Highest contract charges                  --               1.56%               5.87%
    Remaining contract charges                --                 --                  --
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges                --               0.29%              27.97%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               4.18%             (42.81)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                --               1.27%              35.47%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.16%             (42.69)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               1.04%              17.30%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.29%              11.43%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --                 --                3.58%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                 336,085        $2.118000            $711,829
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 373,477         1.673907             625,165
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 465,957         2.978729           1,387,960
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                 487,539         2.539150           1,237,935
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                 587,849         2.150376           1,264,098
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                  89,791        11.633336           1,044,570
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  72,124         8.324310             600,381
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  79,727        13.783318           1,098,904
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  14,539        11.950350             173,749
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                     907        10.631702               9,643
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges                   2,140         8.496440              18,183
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     221         5.406483               1,193
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP DYNAMIC CAPAPP PORTFOLIO
 2009  Lowest contract charges                     135         8.787986               1,190
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2009  Lowest contract charges                --               2.18%              26.53%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.59%             (43.81)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               3.31%              17.31%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.91%              18.08%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.67%              19.05%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                --               0.52%              39.75%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               0.25%             (39.61)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.42%              15.34%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.04%              12.40%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --                 --                3.65%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges                --               0.41%              57.15%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               4.91%             (48.44)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP DYNAMIC CAPAPP PORTFOLIO
 2009  Lowest contract charges                --               0.05%              35.79%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2009  Lowest contract charges                     844        $9.681661              $8,168
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     865         7.810650               6,760
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                  10,719         9.216289              98,789
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   2,432         7.169550              17,436
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                  29,021         8.798777             255,353
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   3,358         6.707483              22,524
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2009  Lowest contract charges                      50        11.064938                 558
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 2009  Lowest contract charges                      13        11.169012                 145
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                 159,450        11.324722           1,805,725
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                 172,664         8.351913           1,442,072
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 152,366        11.872911           1,809,033
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  38,528        11.443038             440,879
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2009  Lowest contract charges                --               3.88%              23.96%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --              63.75%             (23.92)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2009  Lowest contract charges                --               3.72%              28.55%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --              44.46%             (30.88)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2009  Lowest contract charges                --               2.46%              31.18%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --              35.96%             (35.90)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2009  Lowest contract charges                --                 --               10.65%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 2009  Lowest contract charges                --                 --               11.69%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                --               8.03%              35.59%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               5.34%             (29.66)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               2.65%               3.76%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --                 --               12.16%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges                     690        $9.377872              $6,472
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                  50,216        16.184436             812,718
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  62,367        12.530774             781,509
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  72,575        18.707094           1,357,661
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                 106,403        19.163059           2,039,003
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                 128,142        16.381351           2,099,137
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                  43,239        11.167863             482,882
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                   7,625         8.855462              67,524
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                 105,628        13.754639           1,452,880
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  99,913        10.912235           1,090,276
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                 130,106        17.350672           2,257,421
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                  62,316        16.767268           1,044,877
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges                  67,435        14.163953             955,149
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges                --                 --               43.58%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                --               1.64%              29.16%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.18%             (33.02)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.59%              (2.38)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               0.66%              16.98%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.73%               8.77%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                --               6.78%              26.11%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (13.27)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                --               1.92%              26.05%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.91%             (37.11)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               1.46%               3.48%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.36%              18.38%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.86%              10.55%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges                   3,284        $8.924175             $29,305
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     771         5.148877               3,970
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                   5,594         8.895624              49,765
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                     574         6.491152               3,728
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                  22,630         9.040690             204,591
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  10,199         6.895852              70,328
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                   7,795        11.955902              93,192
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                   3,414        11.681704              39,880
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                  57,113        11.281734             644,331
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  46,906         9.148724             429,129
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                  30,805        12.787292             393,913
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges                   5,400        11.432675              61,733
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges                --               2.35%              73.32%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (48.20)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                --               1.00%              37.04%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (37.48)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                --               3.40%              31.10%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.71%             (42.32)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.98%               2.35%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --                 --               11.62%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                --               1.18%              23.32%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.10%             (28.46)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.94%              11.85%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --                 --               11.43%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT               CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #        OWNERS' EQUITY
------------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2009  Lowest contract charges                     339        $9.751412              $3,309
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                      32         7.333637                 233
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                  89,531        13.875288           1,242,273
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges                  52,699        11.691131             616,114
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges                   6,252        11.007928              68,823
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges               3,006,670         3.035419           9,126,504
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2008  Lowest contract charges               3,390,003         2.329770           7,897,927
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2007  Lowest contract charges               3,639,376         3.408043          12,403,150
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2006  Lowest contract charges               4,066,268         3.195934          12,995,524
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --
 2005  Lowest contract charges               4,154,421         2.886947          11,993,592
    Highest contract charges                        --               --                  --
    Remaining contract charges                      --               --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2009  Lowest contract charges                --                 --               32.97%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (32.83)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                --              13.69%              18.68%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               4.31%               6.21%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --                 --                6.14%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                --               2.25%              30.29%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               3.07%             (31.64)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               2.11%               6.64%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               2.42%              10.70%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               3.22%               7.24%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges           4,738,370     $2.626884         $12,447,149
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest contract charges           5,114,992      2.284046          11,682,877
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           5,768,432      2.472569          14,262,846
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           6,493,535      2.362266          15,339,457
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           6,211,351      2.254006          14,000,423
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges           4,375,136      6.082370          26,611,194
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest contract charges           4,802,282      4.175508          20,051,966
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           5,136,509      7.674740          39,421,368
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           5,519,708      6.569283          36,260,522
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           6,018,326      5.633312          33,903,108
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                --               3.91%              15.01%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               6.52%              (7.63)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               4.91%               4.67%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               5.27%               4.80%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               7.58%               2.45%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                --               0.94%              45.67%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               1.80%             (45.59)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.12%              16.83%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.35%              16.62%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               0.94%              15.55%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges           2,711,783     $3.710229         $10,061,335
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest contract charges           3,069,021      2.975883           9,133,048
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges           3,333,110      4.404234          14,679,796
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges           3,689,702      4.068371          15,011,075
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           3,807,270      3.380148          12,869,136
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges               1,110      8.977086               9,968
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest contract charges                  65      6.300540                 410
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges               1,454      1.478535               2,150
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest contract charges               7,280      1.206928               8,786
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest contract charges               7,548      1.788088              13,497
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest contract charges              21,721      1.533670              33,313
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges              75,827      1.409162             106,852
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                           EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                RATIO*           RATIO**            RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                --               2.24%              24.68%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               2.22%             (32.43)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               1.64%               8.26%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               1.80%              20.36%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               1.88%               5.96%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                --               0.81%              42.48%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --                 --              (41.11)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges                --                 --               22.50%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2008  Lowest contract charges                --               4.60%             (32.50)%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2007  Lowest contract charges                --               0.70%              16.59%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2006  Lowest contract charges                --               2.01%               8.84%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --
 2005  Lowest contract charges                --               3.72%               3.37%
    Highest contract charges                  --                 --                  --
    Remaining contract charges                --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL EQUITY HLS
 FUND
 2009  Lowest contract charges          91    $8.859237              $804
    Highest contract charges        11,852     8.664032           102,682
    Remaining contract charges          --           --                --
 2008  Lowest contract charges         592     6.096042             3,606
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges      16,543     1.041982            17,237
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges       7,087     0.768187             5,444
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges       3,891     1.615778             6,286
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges       4,093     1.292115             5,289
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges       4,363     1.131997             4,939
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges     658,789     1.310608           863,414
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges     606,478     1.043087           632,610
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges     566,574     1.662814           942,106
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges     559,146     1.534766           858,159
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges     628,910     1.364817           858,347
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges         305     8.934077             2,720
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges         174     6.655178             1,160
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                 INVESTMENT
                                  EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                       RATIO*          RATIO**            RETURN***
------------------------------  --------------------------------------------------
HARTFORD GLOBAL EQUITY HLS
 FUND
 2009  Lowest contract charges       --              5.69%              42.13%
    Highest contract charges         --              1.59%              42.13%
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              1.15%             (34.14)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD GLOBAL GROWTH HLS
 FUND
 2009  Lowest contract charges       --              1.27%              35.64%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              1.17%             (52.46)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2007  Lowest contract charges       --              0.05%              25.05%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2006  Lowest contract charges       --              0.79%              14.15%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2005  Lowest contract charges       --              0.79%               2.59%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2009  Lowest contract charges       --              1.63%              25.65%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              1.26%             (37.27)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2007  Lowest contract charges       --              1.05%               8.34%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2006  Lowest contract charges       --              1.09%              12.45%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2005  Lowest contract charges       --              1.15%               6.58%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges       --              0.75%              34.24%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              2.69%             (37.64)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges      47,835   $16.832526          $805,189
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges      36,548    12.987431           474,670
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges      33,286    23.902204           795,608
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges      13,012    18.435854           239,890
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges      25,156    16.452771           413,893
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges       4,361    11.633875            50,740
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges         422     7.732285             3,266
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges   2,968,401     3.141833         9,326,219
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges   3,274,832     2.490602         8,156,305
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges   3,758,990     3.960309        14,886,760
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges   3,816,601     3.764477        14,367,509
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges   3,880,191     3.260543        12,651,528
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges           7     6.354409                47
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                 INVESTMENT
                                  EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                       RATIO*          RATIO**            RETURN***
------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges       --              0.55%              29.61%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              0.39%             (45.66)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2007  Lowest contract charges       --              0.21%              29.65%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2006  Lowest contract charges       --              0.66%              12.05%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2005  Lowest contract charges       --              0.26%              16.31%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges       --             25.97%              50.46%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --             40.40%             (25.51)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges       --              2.02%              26.15%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              2.06%             (37.11)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2007  Lowest contract charges       --              1.70%               5.20%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2006  Lowest contract charges       --              1.73%              15.46%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2005  Lowest contract charges       --              1.94%               4.50%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2009  Lowest contract charges       --              3.53%              28.67%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges      21,626   $20.055023          $433,708
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges      20,022    14.524923           290,824
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges      19,487    25.232430           491,713
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges      17,780    23.147960           411,572
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges      15,529    17.897193           277,919
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges   2,107,516     2.893130         6,097,319
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges   2,403,471     2.167800         5,210,245
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges   2,550,726     3.753520         9,574,200
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges   3,027,541     2.945663         8,918,116
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges   3,183,293     2.366771         7,534,126
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges         968     8.594351             8,320
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges           5     5.812147                27
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                 INVESTMENT
                                  EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                       RATIO*          RATIO**            RETURN***
------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges       --              1.89%              38.07%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              1.31%             (42.44)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2007  Lowest contract charges       --              1.84%               9.01%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2006  Lowest contract charges       --              2.08%              29.34%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2005  Lowest contract charges       --              2.16%              18.60%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2009  Lowest contract charges       --              1.96%              33.46%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              2.26%             (42.25)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2007  Lowest contract charges       --              1.09%              27.43%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2006  Lowest contract charges       --              2.69%              24.46%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2005  Lowest contract charges       --                --               14.62%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
HARTFORD MIDCAP GROWTH HLS
 FUND
 2009  Lowest contract charges       --              0.47%              47.87%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --
 2008  Lowest contract charges       --              7.34%             (43.42)%
    Highest contract charges         --                --                  --
    Remaining contract charges       --                --                  --

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                        UNITS    FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges     955,020    $3.549140        $3,389,498
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges   1,176,797     2.710162         3,189,309
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges   1,346,388     4.190281         5,641,744
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges   1,690,638     3.634263         6,144,222
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges   2,113,786     3.252335         6,874,741
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges      48,102    16.726572           804,586
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges      49,525    11.600671           574,523
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges      68,057    19.402626         1,320,491
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges      60,874    18.998199         1,156,492
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges      50,138    16.116626           808,063
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges   5,805,399     1.796639        10,430,207
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges   6,432,494     1.795505        11,549,575
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges   5,107,122     1.757923         8,977,926
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges   4,274,739     1.675089         7,160,567
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges   4,174,275     1.599845         6,678,193
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                  INVESTMENT
                                   EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
-------------------------------  --------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2009  Lowest contract charges        --              0.52%              30.96%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              0.52%             (35.32)%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2007  Lowest contract charges        --              0.45%              15.30%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2006  Lowest contract charges        --              0.95%              11.74%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2005  Lowest contract charges        --              0.41%              16.78%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
HARTFORD MIDCAP VALUE HLS FUND
 2009  Lowest contract charges        --              0.82%              44.19%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              0.59%             (40.21)%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2007  Lowest contract charges        --              0.59%               2.13%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2006  Lowest contract charges        --              0.97%              17.88%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2005  Lowest contract charges        --              0.56%               9.99%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges        --              0.07%               0.06%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              2.05%               2.14%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2007  Lowest contract charges        --              4.79%               4.95%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2006  Lowest contract charges        --              4.60%               4.70%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2005  Lowest contract charges        --              2.78%               2.84%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                UNIT           CONTRACT
SUB-ACCOUNT                        UNITS    FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges   1,870,065    $1.955060        $3,656,089
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges   1,986,777     1.512167         3,004,339
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges   2,177,209     2.545893         5,542,940
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges   2,141,270     2.228805         4,772,473
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges   2,454,302     1.947811         4,780,515
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges         176     9.461521             1,669
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges           7     6.988318                47
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges   3,585,633     3.278812        11,756,616
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges   3,854,834     2.316588         8,930,063
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges   4,256,705     4.073434        17,339,408
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges   4,700,981     3.846378        18,081,752
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges   5,312,174     3.354778        17,821,166
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges       1,320    10.054446            13,273
    Highest contract charges       151,911    10.293920         1,563,755
    Remaining contract charges          --           --                --
 2008  Lowest contract charges     135,109     9.957373         1,345,335
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                  INVESTMENT
                                   EXPENSE          INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
-------------------------------  --------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges        --              0.01%              29.29%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              0.10%             (40.60)%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2007  Lowest contract charges        --              0.23%              14.23%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2006  Lowest contract charges        --              0.18%              14.43%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2005  Lowest contract charges        --                --               21.01%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2009  Lowest contract charges        --              0.10%              35.39%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              1.17%             (34.45)%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges        --              1.61%              41.54%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              2.01%             (43.13)%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2007  Lowest contract charges        --              1.01%               5.90%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2006  Lowest contract charges        --              1.28%              14.65%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
 2005  Lowest contract charges        --              1.88%               9.62%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2009  Lowest contract charges        --              0.04%               3.38%
    Highest contract charges          --              0.03%               3.38%
    Remaining contract charges        --                --                  --
 2008  Lowest contract charges        --              8.02%              (0.59)%
    Highest contract charges          --                --                  --
    Remaining contract charges        --                --                  --

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                              UNITS    FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges               840    $8.921502            $7,498
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges            36,745    15.297498           562,110
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges            42,188    10.424442           439,788
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges            38,744    17.686037           685,234
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges            52,450    18.873752           989,932
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2005  Lowest contract charges            91,027    15.857149         1,443,424
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges             3,734     9.181279            34,279
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges             4,283    10.774410            46,142
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             8,463     8.730699            73,884
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges             4,243    11.828624            50,190
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges             4,003    11.466028            45,896
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2009  Lowest contract charges            18,861    11.326127           213,616
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             5,219     8.432890            44,014
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*        RATIO**         RETURN***
-------------------------------------  --------------------------------------------
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges              --            3.70%           24.37%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges              --            1.12%           46.75%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --            2.16%          (41.06)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2007  Lowest contract charges              --            1.01%           (6.29)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2006  Lowest contract charges              --            0.95%           19.02%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2005  Lowest contract charges              --            1.45%            8.32%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges              --            5.88%           17.66%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges              --            2.07%           23.41%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --            6.17%          (26.19)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2007  Lowest contract charges              --            3.18%            3.16%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2006  Lowest contract charges              --            8.56%           14.55%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2009  Lowest contract charges              --            7.96%           34.31%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --           27.49%          (18.23)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                              UNITS    FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------
LORD ABBETT GROWTH & INCOME FUND
 2009  Lowest contract charges             7,269    $9.509797           $69,125
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             7,944     7.998229            63,540
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges             7,108    12.579832            89,418
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges             6,051    12.161720            73,587
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
MFS GROWTH SERIES
 2009  Lowest contract charges                11     9.463785               100
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges                 3     6.874012                21
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges             2,078    11.048366            22,962
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             4,252     8.706510            37,021
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges             5,667    15.610690            88,469
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             3,456     9.566346            33,065
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges             4,753    15.767530            74,938
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges             7,779    15.380400           119,645
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2005  Lowest contract charges             7,768    13.585071           105,531
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --

                                                      INVESTMENT
                                         EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                              RATIO*        RATIO**         RETURN***
-------------------------------------  --------------------------------------------
LORD ABBETT GROWTH & INCOME FUND
 2009  Lowest contract charges              --            0.96%           18.90%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --            1.24%          (36.42)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2007  Lowest contract charges              --            1.39%            3.44%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2006  Lowest contract charges              --            4.01%           17.27%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
MFS GROWTH SERIES
 2009  Lowest contract charges              --            0.25%           37.68%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --              --           (35.48)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges              --            2.47%           26.90%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --              --           (33.08)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges              --              --            63.18%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2008  Lowest contract charges              --              --           (39.33)%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2007  Lowest contract charges              --              --             2.52%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2006  Lowest contract charges              --              --            13.22%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --
 2005  Lowest contract charges              --              --             5.25%
    Highest contract charges                --              --               --
    Remaining contract charges              --              --               --

-------------------------------------------------------------------------------

                                               UNIT           CONTRACT
SUB-ACCOUNT                       UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges    141,364   $13.218935        $1,868,683
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges    128,044    11.199735         1,434,061
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges    130,597    14.382866         1,878,357
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges    107,921    13.801173         1,489,443
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2005  Lowest contract charges     99,566    12.334140         1,228,056
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
MFS VALUE SERIES
 2009  Lowest contract charges     47,685     9.044166           431,276
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges      4,115     7.370068            30,325
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
MFS RESEARCH BOND SERIES FUND
 2009  Lowest contract charges     17,249    11.253639           194,108
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2009  Lowest contract charges     10,160     9.299431            94,479
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges      1,325     5.909437             7,832
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges     18,523     8.769934           162,450
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges     15,863     6.302084            99,972
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges     16,928    10.757939           182,106
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
------------------------------  ---------------------------------------------------
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges       --               3.63%              18.03%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               3.22%             (22.13)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               2.45%               4.22%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               2.39%              11.89%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               0.92%               2.82%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
MFS VALUE SERIES
 2009  Lowest contract charges       --               1.06%              22.72%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --                 --              (30.19)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
MFS RESEARCH BOND SERIES FUND
 2009  Lowest contract charges       --                 --               16.16%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
VAN KAMPEN -- UIF MID CAP
 GROWTH PORTFOLIO
 2009  Lowest contract charges       --                 --               57.37%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               0.08%             (44.99)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges       --               1.24%              39.16%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               0.64%             (41.42)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --                 --                0.26%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               UNIT           CONTRACT
SUB-ACCOUNT                       UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges     10,705   $10.001462          $107,064
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges     10,828     6.938164            75,123
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges     10,072    12.768186           128,603
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges     11,584    11.214030           129,908
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2009  Lowest contract charges     25,084    11.088193           278,136
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges     42,722     7.956807           339,930
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges     40,811    13.334725           544,202
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges     21,754    12.570301           273,452
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2005  Lowest contract charges      2,509    10.710592            26,869
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
OPPENHEIMER MAIN STREET
 FUND/VA
 2009  Lowest contract charges      1,520     9.731208            14,796
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges      1,231     7.602822             9,361
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges        841    12.387474            10,414
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 2009  Lowest contract charges      9,854     9.358432            92,214
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges      1,801     6.836775            12,312
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
------------------------------  ---------------------------------------------------
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2009  Lowest contract charges       --               0.01%              44.15%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --                 --              (45.66)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               0.01%              13.86%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --                 --                7.68%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2009  Lowest contract charges       --               1.88%              39.36%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               1.25%             (40.33)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               1.22%               6.08%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               0.74%              17.36%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --                 --                4.57%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
OPPENHEIMER MAIN STREET
 FUND/VA
 2009  Lowest contract charges       --               1.47%              28.00%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               1.12%             (38.63)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --                 --                4.15%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
OPPENHEIMER MAIN STREET SMALL
 CAP FUND/VA
 2009  Lowest contract charges       --               0.20%              36.88%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --                 --              (35.18)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --

-------------------------------------------------------------------------------

                                               UNIT           CONTRACT
SUB-ACCOUNT                       UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 2009  Lowest contract charges        150    $8.588256            $1,289
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2009  Lowest contract charges     24,516    11.171885           273,892
    Highest contract charges        3,786    23.175409            87,734
    Remaining contract charges         --           --                --
 2008  Lowest contract charges      4,163     7.191250            29,940
    Highest contract charges        4,741    14.968756            70,962
    Remaining contract charges         --           --                --
 2007  Lowest contract charges      4,975    21.692473           107,920
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges      5,184    20.819828           107,923
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2005  Lowest contract charges      5,523    19.530112           107,873
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2009  Lowest contract charges        178     9.467980             1,688
    Highest contract charges       22,188    26.783076           594,265
    Remaining contract charges         --           --                --
 2008  Lowest contract charges     28,550    19.786145           564,898
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges     30,026    29.602231           888,827
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges     32,354    28.694786           928,379
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2005  Lowest contract charges     34,695    25.385139           880,725
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
------------------------------  ---------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 2009  Lowest contract charges       --               0.80%              32.57%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2009  Lowest contract charges       --               4.88%              55.35%
    Highest contract charges         --               7.27%              54.83%
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --                 --              (29.96)%
    Highest contract charges         --               6.24%             (31.00)%
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               5.00%               4.19%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               5.87%               6.60%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               7.49%               3.28%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2009  Lowest contract charges       --               0.59%              35.21%
    Highest contract charges         --               6.61%              35.36%
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               4.09%             (33.16)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               0.72%               3.16%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               2.91%              13.04%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               1.39%               7.20%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               UNIT           CONTRACT
SUB-ACCOUNT                       UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges    111,588   $23.229823        $2,592,168
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges    136,447    17.847130         2,435,191
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges    144,357    32.591358         4,704,804
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges    163,885    29.800420         4,883,837
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2005  Lowest contract charges    196,644    24.129019         4,744,838
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
PUTNAM VT GROWTH AND INCOME
 FUND
 2009  Lowest contract charges        843    11.514849             9,710
    Highest contract charges      196,807    28.044583         5,519,366
    Remaining contract charges         --           --                --
 2008  Lowest contract charges        796     8.870392             7,064
    Highest contract charges      227,825    21.545827         4,908,685
    Remaining contract charges         --           --                --
 2007  Lowest contract charges        712    14.469512            10,298
    Highest contract charges      256,622    35.071434         9,000,099
    Remaining contract charges         --           --                --
 2006  Lowest contract charges        689    15.399391            10,614
    Highest contract charges      307,025    37.228527        11,430,074
    Remaining contract charges         --           --                --
 2005  Lowest contract charges        628    13.285600             8,346
    Highest contract charges      338,623    32.040356        10,849,604
    Remaining contract charges         --           --                --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2009  Lowest contract charges      7,331    15.065962           110,448
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2008  Lowest contract charges      9,129    11.913774           108,756
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2007  Lowest contract charges      9,592    14.336048           137,509
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2006  Lowest contract charges     10,046    14.388482           144,549
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --
 2005  Lowest contract charges     13,739    13.960596           191,807
    Highest contract charges           --           --                --
    Remaining contract charges         --           --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
------------------------------  ---------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2009  Lowest contract charges       --               0.19%              30.16%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               2.79%             (45.24)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               2.23%               9.37%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               0.60%              23.50%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               1.00%               9.09%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
PUTNAM VT GROWTH AND INCOME
 FUND
 2009  Lowest contract charges       --               2.61%              29.81%
    Highest contract charges         --               3.09%              30.16%
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               2.09%             (38.70)%
    Highest contract charges         --               2.57%             (38.57)%
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               1.25%              (6.04)%
    Highest contract charges         --               1.59%              (5.79)%
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               1.45%              15.91%
    Highest contract charges         --               1.79%              16.19%
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               1.39%               5.23%
    Highest contract charges         --               1.81%               5.50%
    Remaining contract charges       --                 --                  --
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2009  Lowest contract charges       --                 --               26.46%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --                 --              (16.90)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               1.08%              (0.36)%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               0.53%               3.07%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               0.30%              13.50%
    Highest contract charges         --                 --                  --
    Remaining contract charges       --                 --                  --

-------------------------------------------------------------------------------

                                               UNIT           CONTRACT
SUB-ACCOUNT                       UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges     94,037   $28.889334        $2,716,669
    Highest contract charges        1,434    15.722517            22,542
    Remaining contract charges         --           --                --
 2008  Lowest contract charges    104,483    19.219456         2,008,111
    Highest contract charges        1,776    10.468992            18,591
    Remaining contract charges         --           --                --
 2007  Lowest contract charges    109,314    25.975431         2,839,483
    Highest contract charges        2,460    14.160292            34,835
    Remaining contract charges         --           --                --
 2006  Lowest contract charges    115,130    25.143715         2,894,802
    Highest contract charges        2,428    13.775449            33,447
    Remaining contract charges         --           --                --
 2005  Lowest contract charges    125,959    22.734033         2,863,566
    Highest contract charges        1,247    12.463889            15,539
    Remaining contract charges         --           --                --
PUTNAM VT INCOME FUND
 2009  Lowest contract charges     99,386    25.224094         2,506,918
    Highest contract charges        5,228    13.055246            68,257
    Remaining contract charges         --           --                --
 2008  Lowest contract charges    115,451    17.133269         1,978,060
    Highest contract charges        4,462     8.902167            39,724
    Remaining contract charges         --           --                --
 2007  Lowest contract charges    122,359    22.479655         2,750,577
    Highest contract charges        3,763    11.701925            44,034
    Remaining contract charges         --           --                --
 2006  Lowest contract charges    129,051    21.318359         2,751,161
    Highest contract charges        1,260    11.120988            14,014
    Remaining contract charges         --           --                --
 2005  Lowest contract charges    134,133    20.337007         2,727,858
    Highest contract charges          844    10.640021             8,980
    Remaining contract charges         --           --                --

                                                  INVESTMENT
                                  EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**            RETURN***
------------------------------  ---------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2009  Lowest contract charges       --              10.05%              50.31%
    Highest contract charges         --               9.89%              50.18%
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               9.68%             (26.01)%
    Highest contract charges         --              10.93%             (26.07)%
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               7.93%               3.31%
    Highest contract charges         --               7.40%               2.79%
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               7.93%              10.60%
    Highest contract charges         --               4.52%              10.52%
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               8.30%               3.47%
    Highest contract charges         --                 --                3.10%
    Remaining contract charges       --                 --                  --
PUTNAM VT INCOME FUND
 2009  Lowest contract charges       --               6.04%              47.22%
    Highest contract charges         --               5.46%              46.65%
    Remaining contract charges       --                 --                  --
 2008  Lowest contract charges       --               7.22%             (23.78)%
    Highest contract charges         --               6.65%             (23.93)%
    Remaining contract charges       --                 --                  --
 2007  Lowest contract charges       --               5.39%               5.45%
    Highest contract charges         --               2.88%               5.22%
    Remaining contract charges       --                 --                  --
 2006  Lowest contract charges       --               4.56%               4.83%
    Highest contract charges         --               4.51%               4.52%
    Remaining contract charges       --                 --                  --
 2005  Lowest contract charges       --               3.29%               2.60%
    Highest contract charges         --               3.45%               2.36%
    Remaining contract charges       --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                UNIT            CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #     OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2009  Lowest contract charges          18    $7.508868              $138
    Highest contract charges         4,459    15.194392            67,758
    Remaining contract charges          --           --                --
 2008  Lowest contract charges       4,665    12.021934            56,082
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges       4,830    22.199807           107,235
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges       4,997    20.691059           103,384
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges       6,825    16.212019           110,647
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2009  Lowest contract charges          --    14.046254                --
    Highest contract charges         5,813    14.928049            86,774
    Remaining contract charges      96,624           --         1,483,631
 2008  Lowest contract charges          --    11.236998                --
    Highest contract charges         4,142    11.977464            49,616
    Remaining contract charges     127,689           --         1,568,491
 2007  Lowest contract charges          --    20.009072                --
    Highest contract charges         4,115    21.369414            87,925
    Remaining contract charges     125,265           --         2,739,915
 2006  Lowest contract charges       4,080    19.719498            80,450
    Highest contract charges       163,094    20.138797         3,284,508
    Remaining contract charges          --           --                --
 2005  Lowest contract charges     195,114    15.728136         3,068,787
    Highest contract charges         4,005    15.439804            61,834
    Remaining contract charges          --           --                --

                                                  INVESTMENT
                                   EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**          RETURN***
------------------------------  -------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2009  Lowest contract charges        --                --             26.19%
    Highest contract charges          --                --             26.39%
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --              2.20%           (45.85)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --              1.89%             7.29%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --              1.41%            27.63%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --              1.07%            14.33%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2009  Lowest contract charges        --                --             25.00%
    Highest contract charges          --                --             24.63%
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --                --            (43.84)%
    Highest contract charges          --              2.09%           (43.95)%
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --                --              8.61%
    Highest contract charges          --              2.71%             8.37%
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --                --             28.04%
    Highest contract charges          --              0.59%            27.72%
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --              1.69%            12.45%
    Highest contract charges          --              0.38%            12.20%
    Remaining contract charges        --                --                --

-------------------------------------------------------------------------------

                                                UNIT            CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #     OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges       1,103   $15.550584           $17,148
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges       1,333    11.206894            14,934
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges       1,420    19.444746            27,617
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges       1,500    17.128684            25,690
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges       1,581    13.548679            21,415
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges       5,179     9.243957            47,875
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges       6,188     7.046749            43,606
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges       6,514    11.636062            75,796
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges       7,379    12.236223            90,292
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges       9,296    10.711383            99,569
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                  INVESTMENT
                                   EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**          RETURN***
------------------------------  -------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2009  Lowest contract charges        --              1.83%            38.76%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --              1.89%           (42.37)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --              1.06%            13.52%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --              1.51%            26.42%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --              1.05%            18.64%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
PUTNAM VT INVESTORS FUND
 2009  Lowest contract charges        --              1.54%            31.18%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --              0.53%           (39.44)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --              0.59%            (4.91)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --              0.69%            14.24%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --              1.22%             9.03%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                UNIT            CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #     OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges         210    $1.802303              $378
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges         267     1.796082               479
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges         311     1.746726               542
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges         349     1.662379               580
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges         388     1.588794               616
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2009  Lowest contract charges       2,583    12.988059            33,548
    Highest contract charges       160,152    21.099132         3,379,069
    Remaining contract charges          --           --                --
 2008  Lowest contract charges       2,683     9.829288            26,374
    Highest contract charges       176,594    15.925954         2,812,425
    Remaining contract charges          --           --                --
 2007  Lowest contract charges       2,637    16.046422            42,302
    Highest contract charges       187,477    25.945436         4,864,184
    Remaining contract charges          --           --                --
 2006  Lowest contract charges       2,583    15.175568            39,195
    Highest contract charges       222,149    24.472443         5,436,516
    Remaining contract charges          --           --                --
 2005  Lowest contract charges       2,508    13.979089            35,055
    Highest contract charges       231,659    22.488065         5,209,560
    Remaining contract charges          --           --                --

                                                  INVESTMENT
                                   EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**          RETURN***
------------------------------  -------------------------------------------------
PUTNAM VT MONEY MARKET FUND
 2009  Lowest contract charges        --              0.35%             0.35%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --              2.77%             2.83%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --              5.01%             5.07%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --              4.53%             4.63%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --              2.25%             2.79%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2009  Lowest contract charges        --              0.29%            32.14%
    Highest contract charges          --              0.67%            32.48%
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --                --            (38.75)%
    Highest contract charges          --              0.30%           (38.62)%
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --                --              5.74%
    Highest contract charges          --              0.16%             6.02%
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --                --              8.56%
    Highest contract charges          --              0.18%             8.82%
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --                --             10.00%
    Highest contract charges          --              0.37%            10.32%
    Remaining contract charges        --                --                --

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges                   15,680       $8.215811               $128,825
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                   14,047        6.246201                 87,740
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2007  Lowest contract charges                   41,513       10.300530                427,609
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2006  Lowest contract charges                   29,037       11.801519                342,678
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                      927       10.061432                  9,331
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                    3,783       12.059130                 45,625
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                    4,082        9.580101                 39,102
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2007  Lowest contract charges                    4,354       16.092548                 70,066
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2006  Lowest contract charges                    5,797       15.910698                 92,234
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                    6,813       14.177205                 96,588
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2009  Lowest contract charges                  --               1.61%              31.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.13%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.53%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.33%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2009  Lowest contract charges                  --               4.89%              25.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               4.94%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.14%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.78%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.26%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                   11,314      $28.580962               $323,372
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                   16,090       26.547468                427,153
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2007  Lowest contract charges                   16,948       38.103792                645,771
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2006  Lowest contract charges                   17,575       31.688447                556,916
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   18,842       24.890887                468,999
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
PUTNAM VT VISTA FUND
 2009  Lowest contract charges                   11,755       10.772051                126,622
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                    7,326        7.744085                 56,736
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2007  Lowest contract charges                    7,648       14.185345                108,487
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2006  Lowest contract charges                    7,923       13.629598                107,986
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                   12,790       12.891632                164,878
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2009  Lowest contract charges                  --               4.25%               7.66%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.45%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.88%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.09%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.12%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VISTA FUND
 2009  Lowest contract charges                  --               0.17%              39.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges                  191,410      $35.386121             $6,773,243
    Highest contract charges                      2,340       14.293431                 33,441
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                  210,414       21.538000              4,531,907
    Highest contract charges                        555        8.721088                  4,836
    Remaining contract charges                       --              --                     --
 2007  Lowest contract charges                  220,754       34.117626              7,531,599
    Highest contract charges                        407       13.849855                  5,632
    Remaining contract charges                       --              --                     --
 2006  Lowest contract charges                  274,189       32.251178              8,842,923
    Highest contract charges                        340       13.125279                  4,458
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                  317,317       30.510819              9,681,610
    Highest contract charges                        200       12.448612                  2,489
    Remaining contract charges                       --              --                     --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2009  Lowest contract charges                   13,404       15.395267                206,366
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                   16,639       10.572218                175,912
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2007  Lowest contract charges                   14,844       16.311191                242,120
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2006  Lowest contract charges                   10,878       18.033203                196,167
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2005  Lowest contract charges                    7,211       15.651902                112,865
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2009  Lowest contract charges                  --               1.12%              64.30%
    Highest contract charges                    --               0.27%              63.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.09%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.92%               5.94%
    Highest contract charges                    --                 --                5.69%
    Remaining contract charges                  --                 --                  --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2009  Lowest contract charges                  --               0.63%              45.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.46%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.07%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                UNIT            CONTRACT
SUB-ACCOUNT                       UNITS     FAIR VALUE #     OWNERS' EQUITY
------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges      17,375   $14.430719          $250,732
    Highest contract charges        10,289    13.861395           142,614
    Remaining contract charges          --           --                --
 2008  Lowest contract charges      19,382    11.322627           219,450
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges      31,667    16.442989           520,701
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges      25,822    15.934960           411,480
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2005  Lowest contract charges      21,253    13.408382           284,962
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges         632     9.152221             5,784
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges         233     7.374331             1,718
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2009  Lowest contract charges     103,601     9.698918         1,004,822
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2008  Lowest contract charges     116,436     7.553239           879,466
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2007  Lowest contract charges     107,687    11.765234         1,266,964
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --
 2006  Lowest contract charges     110,821    12.045674         1,334,909
    Highest contract charges            --           --                --
    Remaining contract charges          --           --                --

                                                  INVESTMENT
                                   EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                        RATIO*          RATIO**          RETURN***
------------------------------  -------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges        --              1.10%            27.45%
    Highest contract charges          --              1.37%            38.61%
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --              2.17%           (31.14)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --              1.24%             3.19%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --              1.05%            18.84%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2005  Lowest contract charges        --              0.87%             5.51%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
VAN KAMPEN LIT GROWTH AND
 INCOME PORTFOLIO
 2009  Lowest contract charges        --              4.12%            24.11%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --                --            (29.80)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
VAN KAMPEN LIT COMSTOCK
 PORTFOLIO
 2009  Lowest contract charges        --              4.51%            28.41%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2008  Lowest contract charges        --              2.11%           (35.80)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2007  Lowest contract charges        --              1.55%            (2.33)%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --
 2006  Lowest contract charges        --              0.02%            16.04%
    Highest contract charges          --                --                --
    Remaining contract charges        --                --                --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges and Riders (if applicable). These fees are assessed through a redemption of units for all contract's contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 065% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $7.50 to $30.00 plus $0.03 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk ) $0.2496 - $185.76

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (per $1,000 of coverage) $6.00

       - Life Access Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider (Annual % of separate account value) 0.90%

       - Guaranteed Paid-Up death Benefit Rider (Annual % of separate account value) 0.75%

       - Disability Access Rider - Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       -   Disability Access Rider - First Year Monthly Rider Issue Fee $10.00

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for other-than-temporary impairments in 2009 and for the fair value measurement of financial instruments in 2008.

Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                           FOR THE YEARS ENDED
                                                               DECEMBER 31,
                                                     2009          2008          2007
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------
REVENUES
 Fee income and other                                $3,752        $4,155       $4,470
 Earned premiums                                        377           984          983
 Net investment income (loss)
 Securities available-for-sale and other              2,505         2,588        3,056
 Equity securities held for trading                     343          (246)           1
 Total net investment income                          2,848         2,342        3,057
 Net realized capital gains (losses):
 Total other-than-temporary impairment ("OTTI")
  losses                                             (1,722)       (1,888)        (339)
 OTTI losses recognized in other comprehensive
  income                                                530            --           --
                                                    -------       -------       ------
 Net OTTI losses recognized in earnings              (1,192)       (1,888)        (339)
 Net realized capital gains (losses), excluding
  net OTTI losses recognized in earnings                315        (3,875)        (595)
                                                    -------       -------       ------
                 TOTAL NET REALIZED CAPITAL LOSSES     (877)       (5,763)        (934)
                                                    -------       -------       ------
                                    TOTAL REVENUES    6,100         1,718        7,576
                                                    -------       -------       ------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment expenses         3, 716         4,047        3,982
 Benefits, loss and loss adjustment expenses --
  returns credited on International unit-linked
  bonds and pension products                            343          (246)           1
 Insurance expenses and other                         1,850         1,940        1,832
 Amortization of deferred policy acquisition costs
  and present value of future profits                 3,727         1,620          605
 Goodwill impairment                                     --           184           --
 Dividends to policyholders                              12            13           11
                                                    -------       -------       ------
               TOTAL BENEFITS, LOSSES AND EXPENSES    9,648         7,558        6,431
                                                    -------       -------       ------
           INCOME (LOSS) BEFORE INCOME TAX EXPENSE   (3,548)       (5,840)       1,145
 Income tax expense (benefit)                        (1,401)       (2,181)         252
                                                    -------       -------       ------
                                 NET INCOME (LOSS)   (2,147)      $(3,659)        $893
                                                    -------       -------       ------
       LESS: NET (INCOME) LOSS ATTRIBUTABLE TO THE
                           NONCONTROLLING INTEREST      (10)          105           (7)
                                                    -------       -------       ------
   NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE
                                 INSURANCE COMPANY  $(2,157)      $(3,554)        $886
                                                    -------       -------       ------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2009              2008
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $44,284 and
  $48,444)                                        $40,403           $39,560
 Equity securities, held for trading, at
  fair value (cost of $2,359 and $1,830)            2,443             1,634
 Equity securities, available for sale, at
  fair value (cost of $447 and $614)                  419               434
 Policy loans, at outstanding balance               2,120             2,154
 Mortgage loans (net of allowances for loan
  losses of $260 and $13)                           4,304             4,896
 Limited partnership and other alternative
  investments                                         759             1,033
 Other investments                                    338             1,237
 Short-term investments                             5,128             5,742
                                              -----------       -----------
                           TOTAL INVESTMENTS       55,914            56,690
                                              -----------       -----------
 Cash                                                 793               661
 Premiums receivable and agents' balances,
  net                                                  69                25
 Reinsurance recoverables, net                      3,140             3,195
 Deferred income taxes, net                         3,066             3,444
 Deferred policy acquisition costs and
  present value of future profits                   5,779             9,944
 Goodwill                                             470               462
 Other assets                                       1,709             3,267
 Separate account assets                          150,380           130,171
                                              -----------       -----------
                                TOTAL ASSETS     $221,320          $207,859
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses       11,318            10,602
 Other policyholder funds and benefits
  payable                                          43,526            52,647
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,419             1,613
 Consumer notes                                     1,136             1,210
 Other liabilities                                  6,245             8,373
 Separate account liabilities                     150,380           130,171
                                              -----------       -----------
                           TOTAL LIABILITIES      215,024           204,616
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,457             6,157
 Accumulated other comprehensive loss, net
  of tax                                           (1,941)           (4,531)
 Retained earnings                                   (287)            1,446
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        6,235             3,078
                                              -----------       -----------
 Noncontrolling interest                               61               165
                                              -----------       -----------
                                TOTAL EQUITY        6,296             3,243
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $221,320          $207,859
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                  NET UNREALIZED          NET (LOSS)
                                                                     CAPITAL             GAIN ON CASH             FOREIGN
                                  COMMON                          GAINS (LOSSES)         FLOW HEDGING            CURRENCY
                                   STOCK           CAPITAL        ON SECURITIES,         INSTRUMENTS,           TRANSLATION
                                                   SURPLUS          NET OF TAX            NET OF TAX               ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                       3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
 Cumulative translation
  adjustments                                                                                                        115
                                                                                                                   -----
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax                                                                   (462)
                                                                      ------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             ------                 -----                 -----
2008
Balance, December 31, 2007           $6            $3,746              $(318)                $(137)                   $8
Comprehensive income
 Net loss
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                      (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
 Cumulative translation
  adjustments                                                                                                       (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             ------                 -----                 -----
2007
Balance, December 31, 2006
Comprehensive income                 $6            $3,317               $503                 $(210)                  $(4)
 Net income
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        (821)
 Net loss on cash flow
  hedging instruments                                                                           73
 Cumulative translation
  adjustments                                                                                                         12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                               429
Dividends declared
 Cumulative effect of
  accounting changes, net of
  tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2007        $6            $3,746              $(318)                $(137)                   $8
                                    ---            ------             ------                 -----                 -----


                                                                                  NON-
                                                           TOTAL              CONTROLLING
                                   RETAINED            STOCKHOLDER'S            INTEREST          TOTAL
                                   EARNINGS                EQUITY              (NOTE 17)          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
 Net loss                           (2,157)                (2,157)                                (2,157)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
 Cumulative translation
  adjustments                                                 115                                    115
                                                           ------
Total other comprehensive
 income                                                     3,052                                  3,052
 Total comprehensive income                                   895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
 Cumulative effect of
  accounting changes, net of
  tax                                  462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61             6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
 Net loss                           (3,554)                (3,554)                                (3,554)
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                           (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
 Cumulative translation
  adjustments                                                (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
 Total comprehensive loss                                  (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
 Cumulative effect of
  accounting changes, net of
  tax                                   (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------
2007
Balance, December 31, 2006
Comprehensive income                $4,894                 $8,506                 $142            $8,648
 Net income                            886                    886                                    886
Other comprehensive income,
 net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                             (821)                                  (821)
 Net loss on cash flow
  hedging instruments                                          73                                     73
 Cumulative translation
  adjustments                                                  12                                     12
                                                           ------                                 ------
Total other comprehensive
 income                                                      (736)                                  (736)
                                                           ------                                 ------
 Total comprehensive income                                   150                                    150
Capital contribution from
 parent                                                       429                                    429
Dividends declared                    (461)                  (461)                                  (461)
 Cumulative effect of
  accounting changes, net of
  tax                                   (4)                    (4)                                    (4)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                106               106
                                                                                  ----            ------
Noncontrolling income (loss)                                                         7                 7
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2007       $5,315                 $8,620                 $255            $8,875
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(1,739), $2,416 and $443 for the years ended December 31, 2009, 2008 and 2007, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $157, $(310) and $(39) for the years ended December 31, 2009, 2008 and 2007, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,076), $(1,396), and $(135) for the years ended December 31, 2009, 2008 and 2007, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                     $(2,147)       $(3,659)          $893
 ADJUSTMENTS TO RECONCILE NET
  INCOME(LOSS) TO NET CASH PROVIDED
  BY OPERATING ACTIVITIES
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               3,727          1,620            605
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (674)        (1,258)        (1,557)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and loss
  adjustment expenses                     574          1,161          1,228
 Reinsurance recoverables                  66            (29)          (235)
 Receivables and other assets             (20)            66            188
 Payables and accruals                    420           (369)           585
 Accrued and deferred income taxes       (797)        (2,166)          (112)
 Net realized capital losses              877          5,763            934
 Net receipts from investment
  contracts related to policyholder
  funds -- International unit-
  linked bonds and pension products       804            396            867
 Net increase in equity securities
  held for trading                       (809)          (386)          (877)
 Depreciation and amortization            173             78            441
 Goodwill impairment                       --            184             --
 Other, net                               328           (190)          (345)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               OPERATING ACTIVITIES    $2,522         $1,211         $2,615
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available for sale     $37,224        $12,104        $19,094
 Equity securities,
  available-for-sale                      162            140            315
 Mortgage loans                           413            325            958
 Partnerships                             173            250            175
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available for sale     (35,519)       (18,216)       (22,027)
 Equity securities,
  available-for-sale                      (61)          (144)          (484)
 Mortgage loans                          (197)        (1,067)        (2,492)
 Partnerships                            (121)          (330)          (607)
 Derivative net                          (520)         1,170           (274)
 Purchase price of businesses
  acquired                                 --            (78)           (10)
 Change in policy loans, net               34           (139)            (6)
 Change in payables for collateral
  under securities lending, net        (1,805)          (974)         1,306
 Change in all other, net                  25            362)          (320)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     $(192)       $(6,597)       $(4,372)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                  13,398         22,449        .33,282
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (23,487)       (28,105)       (31,299)
 Net transfers (to)/from separate
  accounts related to investment
  and universal life-type contracts     6,805          7,074           (607)
 Issuances (repayments) of
  structured financing                   (189)         2,001             --
 Capital contributions (1),(2)          1,397          2,231            397
 Dividends paid (1)                       (33)          (299)          (459)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                          (74)           401            551
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               FINANCING ACTIVITIES   $(2,183)        $5,752         $1,865
                                     --------       --------       --------
 Impact of foreign exchange               (15)          (128)             3
 Net (decrease) increase in cash          132            238            111
 Cash -- beginning of year                661            423            312
                                     --------       --------       --------
 Cash -- end of year                     $793           $661           $423
                                     --------       --------       --------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid (Received) During
  the Year for:
 Income taxes                           $(282)         $(183)          $329

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1st reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the U.S. ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; goodwill impairment and valuation allowance on deferred tax assets. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009 and through the Consolidated Financial Statement issuance date of February 23, 2010. The Company has not evaluated subsequent events after that date for presentation in these Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the Financial Accounting Standards Board ("FASB") updated the guidance related to the recognition and presentation of other-than-temporary impairments. The Company adopted this new guidance for its interim reporting period ending on June 30, 2009 and upon adoption of this guidance, the Company recognized a $462, net of tax and deferred acquisition costs, increase to Retained Earnings with an offsetting decrease in Accumulated Other Comprehensive Income. See Note 4 for the Company's accounting policy and disclosures.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS

A noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. This updated guidance establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to:
(a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. This guidance applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. Upon adoption of this guidance on January 1, 2009, the Company reclassified $142 of noncontrolling interest, recorded in other liabilities, to equity as of January 1, 2007. The adoption of this guidance resulted in certain reclassifications of noncontrolling interests within the Company's Consolidated Statements of Operations. See Note 4 for the Company's accounting policy and disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

AMENDMENTS TO CONSOLIDATION GUIDANCE FOR VIES

In June 2009, the FASB issued accounting guidance which amends the current quantitative consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both the (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) The obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued a proposed amendment to this guidance in January 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies.

The Company adopted this updated guidance on January 1, 2010, the effective date. As a result of adoption, in addition to those VIEs the Company currently consolidates under the old guidance, the Company determined it will consolidate a Company sponsored collateralized debt obligation ("CDO") and a Company sponsored collateralized loan obligation ("CLO") that are VIEs. The Company expects the impact of these consolidations on its consolidated financial statements to be an increase in assets and increase in liabilities of approximately $350 million. The Company concluded that it has control over the activities that most significantly impact the economic performance of these VIEs as they provide collateral management services, earn a fee for these services and also have investments issued by the entities. These vehicles issued debt and the debt holders have no recourse to the general credit of the Company. The Company's maximum exposure to loss for these vehicles is their investment in the entities, fair valued at $240 million as of December 31, 2009.

The Company's has investments in mutual funds, limited partnerships and other alternative investments including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the proposed deferral of this new consolidation guidance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

ACCOUNTING POLICY                                                      Note
--------------------------------------------------------------------------------
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7% as of December 31, 2009, 2008 and 2007 of total life insurance in-force. Dividends to policyholders were $12, $13 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to series of The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; and The Hartford Income Shares Fund, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds and 1 closed-end fund, as of December 31, 2009. The Company charges fees to these funds, which are recorded as revenue by the Company. These funds are registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Company, through its wholly-owned subsidiaries, also provides investment management and administrative services (for which it receives revenue) for 18 mutual funds established under the laws of the Province of Ontario, Canada, and registered with the Ontario Securities Commission.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance, variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIEs issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well as its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock.

For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

2. SEGMENT INFORMATION

The Company has four reporting segments: the Retail Products Group ("Retail") , Individual Life ("Individual Life"), Retirement Plans ("Retirement Plans") segment, and Institutional Solutions Group ("Institutional").

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investments products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer. In addition, Other includes certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as other International operations.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
RETAIL
 Individual annuity:
  Individual variable annuity          $1,552         $1,943         $2,225
  Fixed / MVA Annuity                      (3)            (5)             1
 Other                                    138              3             --
                                     --------       --------       --------
 Retail mutual funds                      423            736            751
                                     --------       --------       --------
 Total Retail                           2,110          2,677          2,977
INDIVIDUAL LIFE
 Variable Life                            503            374            379
 Universal Life                           362            376            344
 Term Life                                 37             42             48
                                     --------       --------       --------
 Total Individual Life                    902            792            771
RETIREMENT PLANS
 401(k)                                   286            290            187
 403(b)/457                                38             48             55
                                     --------       --------       --------
 Total Retirement Plans                   324            338            242
INSTITUTIONAL
 IIP                                      386            929          1,018
 PPLI                                     115            118            224
                                     --------       --------       --------
 Total Institutional                      501          1,047          1,242
OTHER                                     292            285            221
                                     --------       --------       --------
 Total Life premiums, fees, and
  other considerations                  4,129          5,139          5,453
                                     --------       --------       --------
 Net investment income                  2,848          2,342          3,057
 Net realized capital losses             (877)        (5,763)          (934)
                                     --------       --------       --------
                         TOTAL LIFE    $6,100         $1,718         $7,576
                                     --------       --------       --------

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2009            2008            2007
--------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                              $(1,929)        $(1,248)          $809
 Individual Life                           8             (47)           175
 Retirement Plans                       (222)           (157)            61
 Institutional                          (527)           (504)            12
 Other                                   513          (1,598)          (171)
                                   ---------       ---------       --------
                   TOTAL NET LOSS    $(2,157)        $(3,554)          $886
                                   ---------       ---------       --------
NET INVESTMENT INCOME
 Retail                                 $756            $755           $810
 Individual Life                         304             308            331
 Retirement Plans                        315             342            355
 Institutional                           817             988          1,227
 Other                                   656             (51)           334
                                   ---------       ---------       --------
      TOTAL NET INVESTMENT INCOME     $2,848          $2,342         $3,057
                                   ---------       ---------       --------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                               $3,239          $1,347           $404
 Individual Life                         312             166            117
 Retirement Plans                         56              91             58
 Institutional                            17              19             23
 Other                                   103              (3)             3
                                   ---------       ---------       --------
        TOTAL AMORTIZATION OF DAC     $3,727          $1,620           $605
                                   ---------       ---------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                              $(1,281)          $(894)          $213
 Individual Life                         (27)            (36)            85
 Retirement Plans                       (143)           (132)            18
 Institutional                          (295)           (283)            (2)
 Other                                   345            (836)           (59)
                                   ---------       ---------       --------
         TOTAL INCOME TAX EXPENSE    $(1,401)        $(2,181)          $255
                                   ---------       ---------       --------

                                                           DECEMBER 31,
                                                      2009              2008
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $100,946           $97,453
 Individual Life                                        14,527            13,347
 Retirement Plans                                       28,180            22,668
 Institutional                                          61,925            59,638
 Other                                                  15,742            14,753
                                                   -----------       -----------
                                     TOTAL ASSETS     $221,320          $207,859
                                                   -----------       -----------

3. FAIR VALUE MEASUREMENTS

FAIR VALUE DISCLOSURES

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturities and equity securities, available-for-sale ("AFS"), equity securities, trading, short-term investments, freestanding and embedded derivatives, and separate account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS"), commercial mortgage- backed securities ("CMBS"), commercial real estate ("CRE") collateralized debt obligations ("CDOs"), residential mortgage-backed securities ("RMBS") primarily below prime loans, and private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets (i.e., below-prime
RMBS).

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2009
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
ABS                                     $1,903                     $ --                     $1,406                      $497
CDOs                                     2,165                       --                         56                     2,109
CMBS                                     5,365                       --                      5,096                       269
Corporate                               23,667                       --                     18,428                     5,239
Foreign government/government
 agencies                                  846                       --                        766                        80
States, municipalities and
 political subdivisions
 ("Municipal")                             780                       --                        562                       218
RMBS                                     3,336                       --                      2,341                       995
U.S. Treasuries                          2,341                      325                      2,016                        --
                                   -----------             ------------                  ---------                 ---------
Total fixed maturities                  40,403                      325                     30,671                     9,407
Equity securities, trading               2,443                    2,443                         --                        --
Equity securities, AFS                     419                      113                        274                        32
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   212                        8                         16                       188
Other derivatives (1)                        8                       --                         (4)                       12
                                   -----------             ------------                  ---------                 ---------
Total other investments                    220                        8                         12                       200
Short-term investments                   5,128                    3,785                      1,343                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB (2)                                1,108                       --                         --                     1,108
Separate account assets (3)            147,418                  112,863                     33,593                       962
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $197,139                 $119,537                    $65,893                   $11,709
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(3,439)                    $ --                       $ --                   $(3,439)
Institutional notes                         (2)                      --                         --                        (2)
Equity linked notes                        (10)                      --                         --                       (10)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (3,451)                      --                         --                    (3,451)
Other liabilities (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                   158                       (2)                      (178)                      338
Other derivative liabilities               (45)                      --                        125                      (170)
                                   -----------             ------------                  ---------                 ---------
Total other liabilities                    113                       (2)                       (53)                      168
Consumer notes (5)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(3,343)                     $(2)                      $(53)                  $(3,288)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                         DECEMBER 31, 2008
                                                         QUOTED PRICES IN               SIGNIFICANT               SIGNIFICANT
                                                        ACTIVE MARKETS FOR              OBSERVABLE               UNOBSERVABLE
                                                         IDENTICAL ASSETS                 INPUTS                    INPUTS
                                      TOTAL                 (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities                       $39,560                   $3,502                    $27,316                    $8,742
Equity securities, trading               1,634                    1,634                         --                        --
Equity securities, AFS                     434                      148                        227                        59
Other investments
Variable annuity hedging
 derivatives and macro hedge
 program                                   600                       --                         13                       587
Other derivatives (1)                      522                       --                        588                       (66)
                                   -----------             ------------                  ---------                 ---------
Total other investments                  1,122                       --                        601                       521
Short-term investments                   5,742                    4,030                      1,712                        --
Reinsurance recoverable for U.S.
 GMWB                                    1,302                       --                         --                     1,302
Separate account assets (2)            126,367                   94,394                     31,187                       786
                                   -----------             ------------                  ---------                 ---------
    TOTAL ASSETS ACCOUNTED FOR AT
  FAIR VALUE ON A RECURRING BASIS     $176,161                 $103,708                    $61,043                   $11,410
                                   -----------             ------------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
Guaranteed living benefits             $(9,206)                    $ --                       $ --                   $(9,206)
Institutional notes                        (41)                      --                         --                       (41)
Equity linked notes                         (8)                      --                         --                        (8)
                                   -----------             ------------                  ---------                 ---------
Total other policyholder funds
 and benefits payable                   (9,255)                      --                         --                    (9,255)
Other liabilities
Variable annuity hedging
 derivatives and macro hedge
 program                                 2,201                       --                         14                     2,187
Other derivative liabilities                 5                       --                        173                      (168)
                                   -----------             ------------                  ---------                 ---------
Total Other liabilities (3)              2,206                       --                        187                     2,019
Consumer notes (4)                          (5)                      --                         --                        (5)
                                   -----------             ------------                  ---------                 ---------
  TOTAL LIABILITIES ACCOUNTED FOR
     AT FAIR VALUE ON A RECURRING
                            BASIS      $(7,054)                    $ --                       $187                   $(7,241)
                                   -----------             ------------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 of cash collateral liability was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) As of December 31, 2008 excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll-forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity, and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES AND SHORT-TERM INVESTMENTS

The fair value of AFS securities and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation, by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spread levels. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placements brokers.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix priced securities, primarily consisting of certain private placement securities, are also classified as Level 3 due to significant non-observable inputs.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Freestanding derivative instruments are reported in the Consolidated Balance Sheets at fair value and are reported in other investments and other liabilities. Embedded derivatives are reported with the host instruments in the Consolidated Balance Sheets. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2009 and 2008, 96% and 95%, respectively, of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, swap interest rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. and Japan. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIK.K. GMIB, GMWB, and GMAB meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Footnote 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

The Company recognized the following non-market based assumption updates to the living benefits models for the U.S. and International guaranteed living benefits, net of reinsurance:

US GMWB

- The relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in a pre-tax gain (loss) of approximately $481 and $(355), for 2009 and 2008; and

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain before-tax of $495 and $470 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain of approximately $135 and $6 for 2009 and 2008.

INTERNATIONAL GMWB, GMAB, AND GMIB

- Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total realized gain (loss) before-tax of $(264) and $0 for 2009 and 2008; and

- The credit standing adjustment, resulting in a pre-tax gain (loss) of approximately $155 and $(115) for 2009 and 2008.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009            (1),(2),(8)              OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                    $429               $(39)                  $148              $(21)
CDO                                   1,981               (426)                   720              (118)
CMBS                                    263               (170)                   196               (53)
Corporate                             4,421                (56)                   723               552
Foreign govt./govt. agencies             74                 --                     --                19
Municipal                               155                 --                      4                29
RMBS                                  1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
Total fixed maturities                8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                              2,774             (1,643)                    --              (605)
Other freestanding
 derivatives                           (234)                73                     (4)               16
                                    -------            -------                 ------            ------
Total freestanding
 derivatives                          2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits          $(9,206)             5,833                    174              (240)
Institutional notes                     (41)                39                     --                --
Equity linked notes                      (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                      CHANGES IN
                                                                      UNREALIZED
                                                                    GAINS (LOSSES)
                                TRANSFERS IN       FAIR VALUE       INCLUDED IN NET
                                   AND/OR             AS OF         INCOME RELATED
                                  (OUT) OF        DECEMBER 31,       TO FINANCIAL
                                 LEVEL 3 (4)          2009         ASSET (LIABILITY)
-----------------------------  -----------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities
ABS                                  $(20)              $497               $(29)
CDO                                   (48)             2,109               (382)
CMBS                                   33                269                (37)
Corporate                            (401)             5,239                (45)
Foreign govt./govt. agencies          (13)                80                 --
Municipal                              30                218                 --
RMBS                                  (42)               995               (220)
                                    -----            -------            -------
Total fixed maturities               (461)             9,407               (713)
Equity securities, AFS                (33)                32                 (1)
Derivatives (5)
Variable annuity hedging
 derivatives and macro hedge
 program                               --                526             (1,170)
Other freestanding
 derivatives                           (9)              (158)               129
                                    -----            -------            -------
Total freestanding
 derivatives                           (9)               368             (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108             (1,565)
Separate accounts (6)                (103)               962                (38)
                                    -----            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
Guaranteed living benefits             --             (3,439)             5,833
Institutional notes                    --                 (2)                39
Equity linked notes                    --                (10)                (2)
                                    -----            -------            -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)             5,870
Consumer notes                         --                 (5)                --
                                    -----            -------            -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                               TOTAL
                                                        REALIZED/UNREALIZED
                                                          GAINS (LOSSES)
                                  FAIR VALUE               INCLUDED IN:                    PURCHASES,
                                     AS OF               NET                               ISSUANCES,
                                  JANUARY 1,           INCOME                                  AND
                                     2008           (1),(2),(11)          OCI (3)          SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $13,558              $(659)           $(3,382)              $526
Equity securities, AFS                  563                  1                (27)                 3
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                673              2,096                 --                  5
Other freestanding
 derivatives                           (303)              (316)                16                271
                                    -------            -------            -------            -------
Total freestanding
 derivatives                            370              1,780                 16                276
Reinsurance recoverable
 (1),(2),(9)                            238                962                 --                102
Separate accounts (6)                   701               (204)                --                (26)
                                    -------            -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                 643              3,374                 --             (1,353)
                                    -------            -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits          $(1,692)           $(7,019)             $(248)             $(247)
Institutional notes                     (24)               (17)                --                 --
Equity linked notes                     (21)                13                 --                 --
                                    -------            -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                 (1,737)            (7,023)              (248)              (247)
Consumer notes                           (5)                 5                 --                 (5)
                                    -------            -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)         $(552)             $(631)              $ --            $(1,377)
                                    -------            -------            -------            -------

                                                                        CHANGES IN
                                                                        UNREALIZED
                                                                      GAINS (LOSSES)
                                                                     INCLUEDED IN NET
                                                                      INCOME RELATED
                                                                       TO FINANCIAL
                                 TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                    AND/OR              AS OF          STILL HELD AT
                                   (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                  LEVEL 3 (4)           2008             2008 (2)
-----------------------------  -------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)            $8,742              $(515)
Equity securities, AFS                 (481)                59                 (2)
Freestanding derivatives (4)
Variable annuity hedging
 derivatives and macro hedge
 program                                 --              2,774              1,995
Other freestanding
 derivatives                             98               (234)              (225)
                                    -------            -------            -------
Total freestanding
 derivatives                             98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                             --              1,302                962
Separate accounts (6)                   315                786                (73)
                                    -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
Total freestanding
 derivatives used to hedge
 U.S. GMWB including those in
 Levels 1, 2 and 3 (10)                  --              2,664              3,374
                                    -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --            $(9,206)           $(7,019)
Institutional notes                      --                (41)               (17)
Equity linked notes                      --                 (8)                13
                                    -------            -------            -------
Total other policyholder
 funds and benefits payable
 accounted for at fair value
 (2)                                     --             (9,255)            (7,023)
Consumer notes                           --                 (5)                 5
                                    -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --            $(2,560)             $(631)
                                    -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/ (liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2009 and 2008 were as follows:

                                           DECEMBER 31,                         DECEMBER 31,
                                               2009                                 2008
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $2,120               $2,252          $2,154               $2,366
 Mortgage loans                          4,304                3,645           4,896                4,265
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $11,919              $12,101         $14,421              $14,158
 Consumer notes                          1,131                1,194           1,210                1,188
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current incremental lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the variable annuity products offered in the United Kingdom are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2009, 2008 and 2007 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB updated the guidance related to the recognition and presentation of other-than-temporary impairments which modifies the recognition of other-than-temporary impairment ("impairment") losses for debt securities. This new guidance is also applied to certain equity securities with debt-like characteristics (collectively "debt securities"). Under the new guidance, a debt security is deemed to be other-than-temporarily impaired if it meets the following conditions: 1) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or 2) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those other-than-temporarily impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit impairment, which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The remaining non-credit impairment typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. Prior to the adoption of this accounting guidance, the Company recorded the entire difference between the fair value and cost or amortized cost basis of the security in net realized capital losses unless the Company could assert the intent and ability to hold the security for a period sufficient to allow for recovery of fair value to its amortized cost basis.

The Company evaluates whether a credit impairment exists for debt securities by considering primarily the following factors: (a) the length of time and extent to which the fair value has been less than the amortized cost of the security,
(b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated interest and principal payments, (d) changes in the financial condition of the security's underlying collateral and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, as well as rental rates, occupancy levels, delinquency rates and property values, and debt service coverage ratios. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2009, 2008 and 2007.

Net investment income on equity securities, trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

FAIR VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statement of Operations in which the cash flows of the hedged item are recorded.

CASH FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Fixed maturities                       $2,094         $2,458         $2,714
Equity securities, AFS                     43             65             54
Mortgage loans                            232            251            227
Policy loans                              136            136            132
Limited partnerships and other
 alternative investments                 (171)          (224)           112
Other investments                         242            (33)          (120)
Investment expenses                       (71)           (65)           (63)
                                     --------       --------       --------
    NET INVESTMENT INCOME EXCLUDING
         EQUITY SECURITIES, TRADING     2,505          2,588          3,056
Equity securities, trading                343           (246)             1
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,848         $2,342         $3,057
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2009, 2008 and 2007, was $276, $(250) and $(17), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
(BEFORE-TAX)
Gross gains on sales                     $364            $383          $187
Gross losses on sales                    (828)           (398)         (142)
Net OTTI losses recognized in
 earnings                              (1,192)         (1,888)         (339)
Japanese fixed annuity contract
 hedges, net (1)                           47              64            18
Periodic net coupon settlements on
 credit derivatives/Japan                 (33)            (34)          (40)
Fair value measurement transition
 impact                                    --            (798)           --
Results of variable annuity hedge
 program
GMWB derivatives, net                   1,505            (687)         (286)
Macro hedge program                      (895)             74           (12)
                                     --------       ---------       -------
Total results of variable annuity
 hedge program                            610            (613)         (298)
GMIB/GMAB/GMWB reinsurance assumed      1,106          (1,986)         (155)
Coinsurance and modified
 coinsurance ceded reinsurance
 contracts                               (577)
                                     --------       ---------       -------
Other, net (2)                           (374)           (493)         (165)
                                     --------       ---------       -------
        NET REALIZED CAPITAL LOSSES     $(877)        $(5,763)        $(934)
                                     --------       ---------       -------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses related to the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, valuation allowances and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2009           2008           2007
--------------------------------------------------------------------------------
Fixed maturities
Sale proceeds                         $27,809        $9,366         $12,415
Gross gains                               495           291             246
Gross losses                             (830)         (472)           (135)
Equity securities, AFS
Sale proceeds                            $162          $126            $296
Gross gains                                 2            11              12
Gross losses                              (27)          (21)             (7)

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2009.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2009.

                                                CREDIT
                                              IMPAIRMENT
-------------------------------------------------------------
Balance as of January 1, 2009                       $ --
Credit impairments remaining in retained
 earnings related to adoption of new
 accounting guidance in April 2009                  (941)
Additions for credit impairments
 recognized on (1):
Securities not previously impaired                  (690)
Securities previously impaired                      (201)
Reductions for credit impairments
 previously recognized on:
Securities that matured or were sold
 during the period                                   196
Securities that the Company intends to
 sell or more likely than not will be
 required to sell before recovery                      1
Securities due to an increase in
 expected cash flows                                   3
                                               ---------
         BALANCE AS OF DECEMBER 31, 2009         $(1,632)
                                               ---------

(1) These additions are included in the net OTTI losses recognized in earnings of $1.2 billion in the Consolidated Statements of Operations, as well as impairments on debt securities for which the Company intended to sell and on equity securities.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                DECEMBER 31, 2009
                                COST OR               GROSS                 GROSS
                               AMORTIZED           UNREALIZED            UNREALIZED          FAIR         NON-CREDIT
                                 COST                 GAINS                LOSSES            VALUE         OTTI (1)
----------------------------------------------------------------------------------------------------------------------
ABS                              $2,344                  $31                 $(472)          $1,903           $(26)
CDOs                              3,158                   19                (1,012)           2,165           (123)
CMBS                              6,844                   76                (1,555)           5,365             (8)
Corporate                        23,621                  985                  (939)          23,667            (11)
Foreign govt./govt.
 agencies                           824                   35                   (13)             846             --
Municipal                           971                    3                  (194)             780             --
RMBS                              3,965                   68                  (697)           3,336           (166)
U.S. Treasuries                   2,557                    5                  (221)           2,341             --
                                -------               ------               -------          -------          -----
    TOTAL FIXED MATURITIES       44,284                1,222                (5,103)          40,403           (334)
Equity securities                   447                   38                   (66)             419             --
                                -------               ------               -------          -------          -----
      TOTAL AFS SECURITIES      $44,731               $1,260               $(5,169)         $40,822          $(334)
                                -------               ------               -------          -------          -----

                                                       DECEMBER 31, 2008
                                COST OR               GROSS                GROSS
                               AMORTIZED           UNREALIZED           UNREALIZED           FAIR
                                 COST                 GAINS               LOSSES             VALUE
--------------------------  -----------------------------------------------------------------------
ABS                              $2,790                  $5                 $(819)           $1,976
CDOs                              3,692                   2                (1,713)            1,981
CMBS                              8,243                  21                (2,915)            5,349
Corporate                        21,252                 441                (2,958)           18,735
Foreign govt./govt.
 agencies                         2,094                  86                   (33)            2,147
Municipal                           917                   8                  (220)              705
RMBS                              4,423                  57                  (882)            3,598
U.S. Treasuries                   5,033                  75                   (39)            5,069
                                -------               -----               -------           -------
    TOTAL FIXED MATURITIES       48,444                 695                (9,579)           39,560
Equity securities                   614                   4                  (184)              434
                                -------               -----               -------           -------
      TOTAL AFS SECURITIES      $49,058                $699               $(9,763)          $39,994
                                -------               -----               -------           -------

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had a credit impairment. These losses are included in gross unrealized losses as of December 31, 2009.

The following table presents the Company's fixed maturities by contractual maturity year.

                                                   DECEMBER 31, 2009
                                               AMORTIZED              FAIR
                                                 COST                 VALUE
-----------------------------------------------------------------------------
MATURITY
One year or less                                    $828                 $844
Over one year through five years                   8,555                8,786
Over five years through ten years                  7,436                7,511
Over ten years                                    11,154               10,493
                                               ---------            ---------
Subtotal                                          27,973               27,634
Mortgage-backed and asset-backed
 securities                                       16,311               12,769
                                               ---------            ---------
                                   TOTAL         $44,284              $40,403
                                               ---------            ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2008, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity was the Government of Japan, which represented $1.9 billion, or 61% of stockholders' equity, and approximately 3.3% of total invested assets. The Company's second and third largest exposures by issuer were JPMorgan Chase & Company and General Electric Company, which each comprised approximately 0.5% and 0.4%, respectively, of total invested assets.

The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2008 were commercial real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)

                                                   DECEMBER 31, 2009
                                                 12 MONTHS OR MORE
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                 $1,364              $940              $(424)
CDOs                                 2,158             1,291               (867)
CMBS                                 4,001             2,637             (1,364)
Corporate                            4,403             3,691               (712)

                                                 DECEMBER 31, 2009
                                                       TOTAL
                                  AMORTIZED            FAIR           UNREALIZED
                                     COST             VALUE             LOSSES
-----------------------------  -----------------------------------------------------
ABS                                 $1,642            $1,170              $(472)
CDOs                                 3,148             2,136             (1,012)
CMBS                                 5,208             3,653             (1,555)
Corporate                            7,837             6,898               (939)

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
Foreign govt./govt. agencies          $316              $307              $(9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        8,581             7,852             (729)
Equity securities                       65                49              (16)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                    DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------------
Foreign govt./govt. agencies            $30                $26                $(4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        15,063             10,689             (4,374)
Equity securities                       246                196                (50)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                  DECEMBER 31, 2009
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
Foreign govt./govt. agencies           $346               $333               $(13)
Municipal                               910                716               (194)
RMBS                                  2,352              1,655               (697)
U.S. Treasuries                       2,201              1,980               (221)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        23,644             18,541             (5,103)
Equity securities                       311                245                (66)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $23,955            $18,786            $(5,169)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 LESS THAN 12 MONTHS
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-------------------------------------------------------------------------------------------
ABS                                    $873               $705              $(168)
CDOs                                    608                394               (214)
CMBS                                  3,875              2,907               (968)
Corporate                            11,101              9,500             (1,601)
Foreign govt./govt. agencies            788                762                (26)
Municipal                               524                381               (143)
RMBS                                    564                415               (149)
U.S. Treasuries                       3,952              3,913                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        22,285             18,977             (3,308)
Equity securities                       433                296               (137)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $22,718            $19,273            $(3,445)
                                    -------            -------            -------

                                                    DECEMBER 31, 2008
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  -----------------------------------------------------------
ABS                                  $1,790            $1,139              $(651)
CDOs                                  3,068             1,569             (1,499)
CMBS                                  3,978             2,031             (1,947)
Corporate                             4,757             3,400             (1,357)
Foreign govt./govt. agencies             29                22                 (7)
Municipal                               297               220                (77)
RMBS                                  2,210             1,477               (733)
U.S. Treasuries                          38                38                 --
                                    -------            ------            -------
       TOTAL FIXED MATURITIES        16,167             9,896             (6,271)
Equity securities                       136                89                (47)
                                    -------            ------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $16,303            $9,985            $(6,318)
                                    -------            ------            -------

                                                  DECEMBER 31, 2008
                                                        TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  -------------------------------------------------------
ABS                                  $2,663             $1,844              $(819)
CDOs                                  3,676              1,963             (1,713)
CMBS                                  7,853              4,938             (2,915)
Corporate                            15,858             12,900             (2,958)
Foreign govt./govt. agencies            817                784                (33)
Municipal                               821                601               (220)
RMBS                                  2,774              1,892               (882)
U.S. Treasuries                       3,990              3,951                (39)
                                    -------            -------            -------
       TOTAL FIXED MATURITIES        38,452             28,873             (9,579)
Equity securities                       569                385               (184)
                                    -------            -------            -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $39,021            $29,258            $(9,763)
                                    -------            -------            -------

As of December 31, 2009, AFS securities in an unrealized loss position, comprised of 2,473 securities, primarily related to CMBS, CDOs, corporate securities primarily within the financial services sector and RMBS which have experienced significant price deterioration. As of December 31, 2009, 66% of these securities were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

                                 MORTGAGE LOANS

                                                    DECEMBER 31, 2009
                                  AMORTIZED             VALUATION             CARRYING
                                   COST (1)             ALLOWANCE              VALUE
------------------------------------------------------------------------------------------
Agricultural                           $369                  $(3)                 $366
Commercial                            4,195                 (257)                3,938
                                   --------              -------              --------
         TOTAL MORTGAGE LOANS        $4,564                $(260)               $4,304
                                   --------              -------              --------

                                                    DECEMBER 31, 2008
                                  AMORTIZED             VALUATION              CARRYING
                                   COST (1)             ALLOWANCE               VALUE
-----------------------------  ------------------------------------------------------------
Agricultural                           $446                  $(11)                 $435
Commercial                            4,463                    (2)                4,461
                                   --------              --------              --------
         TOTAL MORTGAGE LOANS        $4,909                  $(13)               $4,896
                                   --------              --------              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

The following table presents the activity within the Company's valuation allowance for mortgage loans. Included in the 2009 Additions are valuation allowances of $79 on mortgage loans held for sale, which have a carrying value of $161 and are included in mortgage loans in the Company's Consolidated Balance Sheet as of December 31, 2009.

                                                    2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                              $ (13)            $ --
Additions                                             (292)             (13)
Deductions                                              45               --
                                                   -------            -----
BALANCE AS OF DECEMBER 31                            $(260)            $(13)
                                                   -------            -----

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY REGION
East North Central                                   $76                     1.8%               $121                     2.5%
Middle Atlantic                                      592                    13.8%                664                    13.6%
Mountain                                              51                     1.2%                115                     2.3%
New England                                          368                     8.6%                407                     8.3%
Pacific                                            1,102                    25.5%              1,205                    24.6%
South Atlantic                                       615                    14.3%                665                    13.6%
West North Central                                    22                     0.5%                 56                     1.1%
West South Central                                   172                     4.0%                205                     4.2%
Other (1)                                          1,306                    30.3%              1,458                    29.8%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

(1)  Primarily represents multi-regional properties.

                                                       DECEMBER 31, 2009                           DECEMBER 31, 2008
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE LOANS BY PROPERTY TYPE
Agricultural                                        $366                     8.5%               $435                     8.9%
Industrial                                           784                    18.2%                790                    16.1%
Lodging                                              329                     7.6%                383                     7.8%
Multifamily                                          582                    13.5%                798                    16.3%
Office                                             1,387                    32.3%              1,456                    29.8%
Retail                                               602                    14.0%                764                    15.6%
Other                                                254                     5.9%                270                     5.5%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,304                   100.0%             $4,896                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. This involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it will absorb a majority of the expected losses or residual returns, it is the primary beneficiary and therefore these VIEs were consolidated in the Company's Consolidated Financial Statements. Creditors have no recourse against the Company in the event of default by these VIEs. The Company has no implied or unfunded commitments to these VIEs. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to these VIEs.

                                                      DECEMBER 31, 2009            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CDO                                   $226                     $47                    $181
Limited partnerships                    31                      13                      18
Other investments                       75                      40                      32
                                    ------                  ------                  ------
                        TOTAL         $332                    $100                    $231
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDO                                   $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

(1) Includes noncontrolling interest in limited partnerships and other investments of $41 and $154 as of December 31, 2009 and 2008, respectively, that is reported as a separate component of equity in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets at cost net of liabilities.

The CDO represents a cash flow CLO for which the Company provides collateral management services, earns a fee for those services and also holds investments in the debt issued by the CLO. Limited partnerships represent hedge funds for which the Company holds a majority interest in the equity of the funds as an investment. Other investments primarily represent investment trusts for which the Company provides investment management services, earns a fee for those services and also holds investments in the equity issued by the trusts. In 2009, a hedge fund and investment trust were liquidated and, therefore, the Company was no longer deemed to be the primary beneficiary. Accordingly, these two VIEs were deconsolidated.

NON-PRIMARY BENEFICIARY

The Company has performed a quantitative analysis and concluded that for those VIEs for which it holds a significant variable interest but will not absorb a majority of the expected losses or residual returns, the Company is not the primary beneficiary and therefore, these VIEs were not consolidated in the Company's Consolidated Financial Statements. The Company has no implied or unfunded commitments to these VIEs. Each of these investments has been held by the Company for three years or less. The total carrying value of assets and liabilities for the CDOs as of December 31, 2009 was $239 and $0, respectively, with a maximum exposure to loss of $248, and as of December 31, 2008 was $283 and $0, respectively, with a maximum exposure to loss of $329. The maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

CDOs represent a cash flow CLO and a CDO for which the Company provides collateral management services, earns fees for those services and holds investments in the debt and/or preferred equity issued by the CDOs.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FORWARD RATE AGREEMENTS

Forward rate agreements are used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008, the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $4.4 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures to U.S. dollars in certain of its foreign denominated fixed maturity investments. The Company also enters into foreign currency forward contracts that convert Euros to Yen in order to economically hedge the foreign currency risk associated with certain assumed Japanese variable annuity products.

JAPAN 3WIN RELATED FOREIGN CURRENCY SWAPS

During the first quarter of 2009, the Company entered into foreign currency swaps to hedge the foreign currency exposure related to the Japan 3Win product guaranteed minimum income benefit ("GMIB") fixed liability payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company enters into currency rate swaps and forwards to mitigate the foreign currency exchange rate and Yen interest rate exposures associated with the Yen denominated individual fixed annuity product.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to embedded derivatives associated with credit linked notes.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS, AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps, futures and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, the Company is exposed to bifurcated options embedded in certain fixed maturity investments.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB balance.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure to the income volatility associated with the portion of the GMWB liabilities which are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. As of December 31, 2009, the notional amount related to the GMWB hedging instruments is $15.6 billion and consists of $10.8 billion of customized swaps, $1.8 billion of interest rate swaps and futures, and $3.0 billion of equity swaps, options, and futures.

MACRO HEDGE PROGRAM

The Company utilizes equity options, currency options, and equity futures contracts to partially hedge the statutory reserve impact of equity risk and foreign currency risk arising primarily from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations against a decline in the equity markets or changes in foreign currency exchange rates. As of December 31, 2009, the notional amount related to the macro hedge program is $27.4 billion and consists of $25.1 billion of equity options, $2.1 billion of currency options, and $0.2 billion of equity futures. The $27.4 billion of notional includes $1.2 billion of short put option contracts, therefore resulting in a net notional amount for the macro hedge program of approximately $26.2 billion.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by its affiliate, HLIKK, in Japan. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the Yen denominated GRB balance value converted at the period-end Yen to U.S. dollar foreign spot exchange rate.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from an affiliate, HLIKK, and is accounted for as a free-standing derivative. Refer to note 16 "Transactions with Affiliates" for more information on this transaction.

During 2007, a subsidiary insurance company entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliate reinsurance company to provide statutory surplus relief for certain life insurance policies. This agreement is accounted for as a financing transaction and includes a compound embedded derivative.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                           NET DERIVATIVES
                                 NOTIONAL AMOUNT                               FAIR VALUE
   HEDGE DESIGNATION/      Dec. 31,          Dec. 31,              Dec. 31,                  Dec. 31,
    DERIVATIVE TYPE          2009              2008                  2009                      2008
-----------------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps            $8,729            $6,798                  $53                      $422
Forward rate agreements         3,000                --                   --                        --
Foreign currency swaps            301             1,005                   (4)                      (21)
                          -----------       -----------            ---------                 ---------
  TOTAL CASH FLOW HEDGES      $12,030            $7,803                  $49                      $401
                          -----------       -----------            ---------                 ---------
FAIR VALUE HEDGES
Interest rate swaps            $1,744            $2,138                 $(21)                     $(86)
Foreign currency swaps            696               696                   (9)                      (57)
                          -----------       -----------            ---------                 ---------
 TOTAL FAIR VALUE HEDGES       $2,440            $2,834                 $(30)                    $(143)
                          -----------       -----------            ---------                 ---------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                       $5,511            $5,269                 $(79)                     $(90)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                     484               648                  (19)                       45
Japan 3Win related
 foreign currency swaps         2,514                --                  (19)                       --
Japanese fixed annuity
 hedging instruments            2,271             2,334                  316                       383
Credit contracts
Credit derivatives that
 purchase credit
 protection                     1,887             2,633                  (34)                      246
Credit derivatives that
 assume credit risk (1)           902               940                 (176)                     (309)
Credit derivatives in
 offsetting positions           3,591             1,453                  (52)                       (8)
Equity contracts
Equity index swaps,
 options, and futures             221               249                  (16)                      (14)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                           46,906            48,406               (1,991)                   (6,590)
GMWB reinsurance
 contracts                     10,301            11,437                  347                     1,302
GMWB hedging instruments       15,567            18,620                   52                     2,664
Macro hedge program            27,448             2,188                  318                       137
Other
GMAB, GMWB, and GMIB
 reinsurance contracts         19,618            20,553               (1,448)                   (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                     49,545             1,068                  761                        --
                          -----------       -----------            ---------                 ---------
    TOTAL NON-QUALIFYING
              STRATEGIES     $186,766          $115,798              $(2,040)                  $(4,850)
                          -----------       -----------            ---------                 ---------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES     $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale              $170              $204                  $(8)                      $(3)
Other investments              18,049            12,197                  220                     1,122
Other liabilities              56,524            32,442                  113                     2,206
Consumer notes                     64                70                   (5)                       (5)
Reinsurance recoverables       58,380            11,437                1,108                     1,302
Other policyholder funds
 and benefits payable          68,049            70,085               (3,449)                   (9,214)
                          -----------       -----------            ---------                 ---------
TOTAL DERIVATIVES            $201,236          $126,435              $(2,021)                  $(4,592)
                          -----------       -----------            ---------                 ---------

                                             ASSET                                  LIABILITY
                                          DERIVATIVES                              DERIVATIVES
                                          FAIR VALUE                                FAIR VALUE
   HEDGE DESIGNATION/          Dec. 31,                 Dec. 31,            Dec. 31,              Dec. 31,
    DERIVATIVE TYPE              2009                     2008                2009                  2008
------------------------  --------------------------------------------------------------------------------------
CASH FLOW HEDGES
Interest rate swaps                $201                     $425                $(148)                  $(3)
Forward rate agreements              --                       --                   --                    --
Foreign currency swaps               21                      126                  (25)                 (147)
                               --------                 --------            ---------            ----------
  TOTAL CASH FLOW HEDGES           $222                     $551                $(173)                $(150)
                               --------                 --------            ---------            ----------
FAIR VALUE HEDGES
Interest rate swaps                 $16                      $41                 $(37)                $(127)
Foreign currency swaps               53                       48                  (62)                 (105)
                               --------                 --------            ---------            ----------
 TOTAL FAIR VALUE HEDGES            $69                      $89                 $(99)                $(232)
                               --------                 --------            ---------            ----------
NON-QUALIFYING
 STRATEGIES
Interest rate contracts
Interest rate swaps,
 caps, floors, and
 futures                           $157                     $687                $(236)                $(777)
Foreign exchange
 contracts
Foreign currency swaps
 and forwards                        --                       52                  (19)                   (7)
Japan 3Win related
 foreign currency swaps              35                       --                  (54)                   --
Japanese fixed annuity
 hedging instruments                319                      383                   (3)                   --
Credit contracts
Credit derivatives that
 purchase credit
 protection                          36                      262                  (70)                  (16)
Credit derivatives that
 assume credit risk (1)               2                       --                 (178)                 (309)
Credit derivatives in
 offsetting positions               114                       85                 (166)                  (93)
Equity contracts
Equity index swaps,
 options, and futures                 3                        3                  (19)                  (17)
Variable annuity hedge
 program
GMWB product derivatives
 (2)                                 --                       --               (1,991)               (6,590)
GMWB reinsurance
 contracts                          347                    1,302                   --                    --
GMWB hedging instruments            264                    2,697                 (212)                  (33)
Macro hedge program                 558                      137                 (240)                   --
Other
GMAB, GMWB, and GMIB
 reinsurance contracts               --                       --               (1,448)               (2,616)
Coinsurance and modified
 coinsurance reinsurance
 contracts                        1,226                       --                 (465)                   --
                               --------                 --------            ---------            ----------
    TOTAL NON-QUALIFYING
              STRATEGIES         $3,061                   $5,608              $(5,101)             $(10,458)
                               --------                 --------            ---------            ----------
 TOTAL CASH FLOW HEDGES,
  FAIR VALUE HEDGES, AND
          NON-QUALIFYING
              STRATEGIES         $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------
BALANCE SHEET LOCATION
Fixed maturities,
 available-for-sale                $ --                     $ --                  $(8)                  $(3)
Other investments                   270                    1,576                  (50)                 (454)
Other liabilities                 1,509                    3,370               (1,396)               (1,164)
Consumer notes                       --                       --                   (5)                   (5)
Reinsurance recoverables          1,573                    1,302                 (465)                   --
Other policyholder funds
 and benefits payable                --                       --               (3,449)               (9,214)
                               --------                 --------            ---------            ----------
TOTAL DERIVATIVES                $3,352                   $6,248              $(5,373)             $(10,840)
                               --------                 --------            ---------            ----------

(1) The derivative instruments related to these hedging strategies are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

Change in Notional Amount

The increase in notional amount of derivatives since December 31, 2008, was primarily due to the following:

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement with an affiliated captive reinsurer, which is accounted for as a derivative instrument and resulted in a $48.1 billion increase in notional. For a discussion related to the reinsurance agreement refer to Note 16.

- The Company increased the notional amount of derivatives associated with the macro hedge program, while GMWB related derivatives decreased, as a result of the Company rebalancing its risk management strategy to place a greater relative emphasis on the protection of statutory surplus. Approximately $1.2 billion of the $25.3 billion increase in the macro hedge notional amount represents short put option contracts therefore resulting in a net increase in notional of approximately $24.1 billion.

Change in Fair Value

The increase in the total fair value of derivative instruments since December 31, 2008, was primarily due to the following:

- The fair value of GMAB, GMWB and GMIB product assumed reinsurance contracts, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net improvement in the fair value of GMWB related derivatives is primarily due to liability model assumption updates related to favorable policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, the impacts of the Company's own credit standing. Additional improvements in the net fair value of GMWB derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The increase in fair value of the coinsurance and modified coinsurance reinsurance contracts was due to the execution of a transaction with an affiliated captive reinsurer on October 1, 2009. This transaction consisted of a freestanding derivative and an embedded derivative which are required to be held at fair value.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2009          2008             2007
---------------------------------------------------------------------
 Interest rate swaps         $(357)        $648              $70
 Foreign currency swaps       (177)         193              (41)
                           -------       ------            -----
                    TOTAL    $(534)        $841              $29
                           -------       ------            -----

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                     RECOGNIZED IN INCOME ON DERIVATIVE
                                            (INEFFECTIVE PORTION)
                                2009                2008                 2007
-------------------------  -------------------------------------------------------
 Interest rate swaps              $1                  $7                   $2
 Foreign currency swaps           75                   1                   (2)
                                ----                 ---                 ----
                    TOTAL        $76                  $8                 $ --
                                ----                 ---                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                     2009                  2008                  2007
---------------------------------------------------------------------------------------------------------------------------
 Interest rate swaps       Net realized capital gains (losses)        $ --                   $34                  $ --
 Interest rate swaps              Net investment income (loss)          28                   (20)                  (21)
 Foreign currency swaps    Net realized capital gains (losses)        (115)                  (60)                  (64)
 Foreign currency swaps           Net investment income (loss)           2                     1                    --
                                                                    ------                 -----                 -----
                                                        TOTAL         $(85)                 $(45)                 $(85)
                                                                    ------                 -----                 -----

As of December 31, 2009, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $25. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is 3 years.

For the year ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2007, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of all fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                   GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2009                                        2008
                                                    HEDGED                                      HEDGED
                            DERIVATIVE               ITEM               DERIVATIVE               ITEM
----------------------------------------------------------------------------------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                  $72                  $(68)                $(140)                 $132
Benefits, losses and
 loss adjustment
 expenses                        (37)                   40                    25                   (18)
Foreign currency swaps
Net realized capital
 gains (losses)                   51                   (51)                 (124)                  124
Benefits, losses and
 loss adjustment
 expenses                          2                    (2)                   42                   (42)
                               -----                 -----                 -----                 -----
                   TOTAL         $88                  $(81)                $(197)                 $196
                               -----                 -----                 -----                 -----

                          GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                          2007
                                                    HEDGED
                            DERIVATIVE               ITEM
------------------------  -------------------------------------
Interest rate swaps
Net realized capital
 gains (losses)                 $(73)                  $69
Benefits, losses and
 loss adjustment
 expenses                         32                   (28)
Foreign currency swaps
Net realized capital
 gains (losses)                   25                   (25)
Benefits, losses and
 loss adjustment
 expenses                          9                    (9)
                               -----                 -----
                   TOTAL         $(7)                   $7
                               -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2009         2008         2007
--------------------------------------------------------------------------------
Interest rate contracts
Interest rate swaps, caps, floors, and
 forwards                                     $32           $3          $21
Foreign exchange contracts
Foreign currency swaps and forwards           (54)          67          (18)
Japan 3Win related foreign currency swaps
 (1)                                          (22)          --           --
Japanese fixed annuity hedging
 instruments (2)                              (12)         487           53
Credit contracts
Credit derivatives that purchase credit
 protection                                  (379)         211           59
Credit derivatives that assume credit
 risk                                         137         (412)        (202)

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2009           2008           2007
--------------------------------------------------------------------------------
Equity contracts
Equity index swaps, options, and
 futures                                   (3)            (23)            2
Variable annuity hedge program
GMWB product derivatives                4,727          (5,760)         (670)
GMWB reinsurance contracts               (988)          1,073           127
GMWB hedging instruments               (2,234)          3,374           257
Macro hedge program                      (895)             74           (12)
Other
GMAB, GMWB, and GMIB reinsurance
 contracts                              1,106          (2,158)         (155)
Coinsurance and modified
 coinsurance reinsurance contracts       (577)             --            --
                                     --------       ---------       -------
                              TOTAL      $838         $(3,064)        $(538)
                                     --------       ---------       -------

(1) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $64 for the year ended December 31, 2009. There was no Japan 3Win related foreign currency swaps for the years ended December 31, 2008 and 2007.

(2) The associated liability is adjusted for changes in dollar/yen exchange spot rates through realized capital gains and losses and was $67, $450 and $(102) for the years ended December 31, 2009, 2008 and 2007, respectively

For the year ended December 31, 2009, the net realized capital gain related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain on GMWB related derivatives for the year ended December 31, 2009, was primarily due to liability model assumption updates, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with assumed GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of an increase in the equity markets and the impact of trading activity.

- During the fourth quarter of 2009, the Company entered into a reinsurance agreement, which is accounted for as a derivative instrument and resulted in a loss. For a discussion related to the reinsurance agreement refer to Note 16.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates related to market-based hedge ineffectiveness due to extremely volatile capital markets, and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in interest rates, an increase in Japan equity market volatility, and the impact of the fair value measurements transition.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2007, net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on GMWB related derivatives was primarily due to liability model assumption updates and model refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility.

- The net loss on credit derivatives that assume credit risk was due to credit spreads widening.

- The net losses on derivatives associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in Japan equity volatility levels.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

Refer to Note 9 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $755           $4            4 years       Corporate Credit                 AA-
Below investment grade risk
 exposure                               114           (4)           4 years       Corporate Credit                  B+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,276          (57)           4 years       Corporate Credit                BBB+
Investment grade risk
 exposure                               352          (91)           7 years            CMBS Credit                  A
Below investment grade risk
 exposure                               125          (98)           5 years       Corporate Credit                BBB+
Credit linked notes
Investment grade risk
 exposure                                76           73            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $2,698        $(173)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                              $742            $(43)
Below investment grade risk
 exposure                                75             (11)
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               626             (11)
Investment grade risk
 exposure                               352              91
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL        $1,795             $26
                                    -------            ----

                            AS OF DECEMBER 31, 2008

                                                                   WEIGHTED                UNDERLYING REFERENCED
                                                                    AVERAGE               CREDIT OBLIGATION(S) (1)
                                   Notional        Fair            Years to                                   Average
                                  Amount (2)      Value            Maturity             Type               Credit Rating
--------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $47         $ --            4 years       Corporate Credit                  A-
Below investment grade risk
 exposure                                46          (12)           4 years       Corporate Credit                CCC+
Basket credit default swaps
 (4)
Investment grade risk
 exposure                             1,139         (196)           5 years       Corporate Credit                  A-
Investment grade risk
 exposure                               203          (70)           8 years            CMBS Credit                AAA
Below investment grade risk
 exposure                               125         (104)           6 years       Corporate Credit                 BB+
Credit linked notes
Investment grade risk
 exposure                               106           95            2 years       Corporate Credit                BBB+
                                    -------       ------
                        TOTAL        $1,666        $(287)
                                    -------       ------


                                  OFFSETTING        OFFSETTING
                                   Notional            Fair
                                  Amount (3)        Value (3)
-----------------------------  ---------------------------------
CREDIT DERIVATIVE TYPE
 BY DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
Investment grade risk
 exposure                               $35             $(9)
Below investment grade risk
 exposure                                --              --
Basket credit default swaps
 (4)
Investment grade risk
 exposure                               489               8
Investment grade risk
 exposure                               203              70
Below investment grade risk
 exposure                                --              --
Credit linked notes
Investment grade risk
 exposure                                --              --
                                    -------            ----
                        TOTAL          $727             $69
                                    -------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.6 billion and $1.3 billion as of December 31, 2009 and 2008, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 as of December 31, 2009 and 2008, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income. Through these programs, certain domestic fixed income securities are loaned from the Company's portfolio to qualifying third party borrowers in return for collateral in the form of cash or U.S. Treasuries. Borrowers of these securities provide collateral of 102% of the fair value of the loaned securities at the time of the loan and can return the securities to the Company for cash at varying maturity dates. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. As of December 31, 2009 and 2008, under terms of securities lending programs, the fair value of loaned securities was approximately $45 and $1.8 billion, respectively and the associated collateral held was $46 and $1.8 billion, respectively. The decrease in both the fair value of loaned securities and the associated collateral is attributable to the maturation of the loans in the term lending portion of the securities lending program in 2009. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $14 and $18 for the years ended December 31, 2009 and 2008, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged having a fair value of $667 and $821, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                          DECEMBER 31,          DECEMBER 31,
                                              2009                  2008
--------------------------------------------------------------------------------
Fixed maturities                               $712                 $1,975
Equity securities, AFS                           --                      9
Short-term investments                           14                    617
                                             ------               --------
         TOTAL LOANED SECURITIES AND
                  COLLATERAL PLEDGED           $726                 $2,601
                                             ------               --------

As of December 31, 2009, the Company had accepted collateral with a fair value of $906, of which $833 was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. As of December 31, 2008, the Company had accepted collateral of $5.6 billion, of which $5.1 billion was cash collateral, including $3.3 billion of derivative cash collateral. The Company offsets the fair value amounts, income accruals and cash collateral held related to derivative instruments, as discussed above in the "Significant Derivative Instruments Accounting Policies" section and accordingly a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into other assets of $104 and $507 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2009 and 2008, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2009 and 2008, the fair value of securities on deposit was approximately $14 and $15, respectively.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties. The Company also assumes reinsurance of certain insurance risks that other insurance companies have underwritten. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met including insurance risk, consisting of both underwriting and timing risk, and the reasonable possibility of significant loss to the reinsurer. Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2009 there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity. As of December 31, 2009 and 2008, the Company's policy for the largest amount retained on any one life by the life operations was $10.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $450, $465 and $285 for the years ended December 31, 2009, 2008 and 2007, respectively. The Company reinsures a portion of GMDB as well as 27% of the GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $148, and $132 in 2009, 2008 and 2007, respectively, and accident and health premium of $232, $236 and $243, respectively, to HLA. In addition, the Company entered into a reinsurance transaction with an affiliated captive reinsurer on October 1, 2009 which ceded a portion of the Company's direct variable annuity policies with GMWB and GMDB and all of the Company's other assumed GMAB, GMWB, GMDB and GMIB exposures. Under this transaction, the Company ceded $62 of premiums during the fourth quarter. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Gross fee income, earned
 premiums and other                  $4,919          $5,773          $6,134
Reinsurance assumed                      70              48              13
Reinsurance ceded                      (860)           (682)           (694)
                                  ---------       ---------       ---------
 NET FEE INCOME, EARNED PREMIUMS
                       AND OTHER     $4,129          $5,139          $5,453
                                  ---------       ---------       ---------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, a subsidiary of HLIC, Hartford Life and Annuity Insurance Company ("HLAI") entered into a reinsurance agreement with an affiliated captive reinsurer. This agreement provides that HLAI will cede, and the affiliated captive reinsurer will assume 100% of the in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

Changes in the DAC balance are as follows:

                                       2009           2008           2007
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE,
 PRE-TAX                              $ 9,944        $ 8,601        $ 7,474
 Cumulative effect of accounting
  change, pre-tax                         (54)            --            (20)
BALANCE, JANUARY 1, AS ADJUSTED         9,890          8,601          7,454
 Deferred costs                           674          1,258          1,557
 Amortization -- DAC                     (824)          (509)          (907)
 Amortization -- Unlock, pre-tax
  (1),(2)                              (2,905)        (1,111)           302
 Adjustments to unrealized gains
  and losses on securities
  available-for-sale and other (3)     (1,080)         1,747            194
 Effect of currency translation            24            (42)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $5,779         $9,944         $8,601
                                     --------       --------       --------

(1) Includes for 2009, $1.9 billion DAC Unlock resulting from reinsurance agreement with an affiliated captive reinsurer.

(2) Additional contributors to the Unlock amount recorded for the year ended 2009 was a result of actual separate account returns being significantly below our aggregated estimated return for the period from October 1, 2008 to March 31, 2009, offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009.

(3) The adjustment reflects the effect of credit spreads tightening, resulting in unrealized gains on securities in 2009.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                         $22
2011                                                                         $20
2012                                                                         $18
2013                                                                         $16
2014                                                                         $15
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

The carrying amount of goodwill allocated to reporting segments as of December 31 is shown below:

                                                 DECEMBER 31, 2009
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
-----------------------------------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               87                      --                     87
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL         $654                   $(184)                  $470
                               ------                 -------                 ------

                                                 DECEMBER 31, 2008
                                                    ACCUMULATED              CARRYING
                               GROSS                IMPAIRMENTS               VALUE
------------------------  ---------------------------------------------------------------
REPORTING UNIT
Retail                           $343                   $(184)                  $159
Retirement Plans (1)               79                      --                     79
Individual Life                   224                      --                    224
                               ------                 -------                 ------
                   TOTAL          646                    (184)                  $462
                               ------                 -------                 ------

(1) The Company recorded a purchase price adjustment in 2009 associated with these acquisitions resulting in additional goodwill of $8.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009. The conclusion reached as a result of the annual goodwill impairment testing was that the fair value of each reporting unit, for which goodwill had been allocated, was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test.

As a result of the first quarter 2009 interim goodwill impairment test which included the effects of decreasing sales outlooks and declining equity markets on future earnings, the fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit continued to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of our yearend 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

The Company's goodwill impairment test performed for the year ended December 31, 2007 resulted in no write-downs.

OTHER INTANGIBLE ASSETS

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2009                                     2008
                                                     Gross               Accumulated          Gross               Accumulated
                                                    Carrying                 Net             Carrying                 Net
ACQUIRED INTANGIBLE ASSETS                           Amount              Amortization         Amount              Amortization
---------------------------------------------------------------------------------------------------------------------------------
Servicing intangibles                                  $13                     $1               $14                     $1
Other                                                    1                     --                 1                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $14                     $1               $15                     $1
                                                      ----                   ----              ----                   ----

Net amortization expense for the years ended December 31, 2009 and 2008 was $1 and $1, and included in other expense in the consolidated statement of operations. As of December 31, 2009, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the years ended December 31, 2009 and 2008:

                                            SERVICING
                                           INTANGIBLES        OTHER           TOTAL
----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
BALANCE, BEGINNING OF YEAR                     $ 13             $ 1            $ 14
Acquisition of business                          --              --              --
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $12              $1             $13
                                               ----            ----            ----
FOR THE YEAR ENDED DECEMBER 31, 2008
BALANCE, BEGINNING OF YEAR                     $ --            $ --            $ --
                                               ----            ----            ----
Acquisition of business                          14               1              15
                                               ----            ----            ----
Amortization, net of the accretion of
 interest                                        (1)             --              (1)
                                               ----            ----            ----
                    BALANCE, END OF YEAR        $13              $1             $14
                                               ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2010                                                                          $1
2011                                                                           1
2012                                                                           1
2013                                                                           1
2014                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefits ("GMDB") offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                               GMDB (1)         GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31,
 2009                                            $1,304               $76
                                               --------              ----

(1) The reinsurance recoverable asset related to the GMDB was $787 as of December 31, 2009. The reinsurance recoverable asset related to the UL Secondary Guarantees was $22 as of December 31, 2009.

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

During 2009, 2008 and 2007, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB exposure as of December 31, 2009:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2009

                                                                                           RETAINED
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                                        VALUE           AT RISK             AT RISK            ATTAINED AGE
                                                       ("AV")         ("NAR") (9)        ("RNAR") (9)          OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) (1)
MAV only                                                 $27,423          $8,408               $789                  67
With 5% rollup (2)                                         1,868             664                 52                  67
With Earnings Protection Benefit Rider (EPB) (3)           6,567           1,409                 29                  63
With 5% rollup & EPB                                         784             224                  9                  66
                                                     -----------       ---------            -------                 ---
Total MAV                                                 36,642          10,705                879                  64
Asset Protection Benefit (APB) (4)                        28,612           5,508              1,067                  64
Lifetime Income Benefit (LIB) (5)                          1,330             214                 66                  62
Reset (6) (5-7 years)                                      3,790             490                266                  67
Return of Premium (7)/Other                               21,446           1,445                331                  64
                                                     -----------       ---------            -------                 ---
SUBTOTAL U.S. GMDB (8)                                   $91,820         $18,362             $2,609                  65
Less: General Account Value with U.S. GMDB                 6,802
                                                     -----------       ---------            -------                 ---
SUBTOTAL SEPARATE ACCOUNT LIABILITIES WITH GMDB           85,018
Separate Account Liabilities without U.S. GMDB            65,362
                                                     -----------       ---------            -------                 ---
                 TOTAL SEPARATE ACCOUNT LIABILITIES     $150,380
                                                     -----------       ---------            -------                 ---
                           JAPAN GMDB AND GMIB (10)      $16,953           2,741                 --
                                                     -----------       ---------            -------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $19.1 billion and $20.1 billion as of December 31, 2009 and 2008, respectively. The GRB related to the Japan GMAB and GMWB was $522.2 and $490.5 as of December 31, 2009 and December 31, 2008. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2009, 59% of the AV and 52% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2009                 2008
--------------------------------------------------------------------------------
Asset type
Equity securities (including mutual
 funds) (1)                                    $75,720              $63,114
Cash and cash equivalents                        9,298               10,174
                                             ---------            ---------
                                 TOTAL         $85,018              $73,288
                                             ---------            ---------

(1) As of December 31, 2009 and December 31, 2008, approximately 16% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. The Company unlocks the amortization of the sales inducement asset consistent with the DAC Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2009         2008
--------------------------------------------------------------------------------
Balance, January 1                                        $533         $459
Sales inducements deferred                                  43          137
Unlock                                                    (886)         (43)
Amortization charged to income                             (96)         (21)
                                                        ------       ------
                                 BALANCE, DECEMBER 31,    $194         $532
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES

Management follows the requirements of accounting for contingencies. This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve of the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

STRUCTURE SETTLEMENT CLASS ACTION -- In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the insurance operating entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the insurance operating entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the insurance operating entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2009, is $473. Of this $473, the insurance operating entities have posted collateral of $454 in the normal course of business. Based on derivative market values as of December 31, 2009, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $23 to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $25, $14 and $27 for the years ended December 31, 2009, 2008 and 2007, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $0 and $6 for the years ended December 31, 2009, 2008 and 2007, respectively.

Future minimum rental commitments on all operating leases are as follows:

2010                                                                         $17
2011                                                                          14
2012                                                                           9
2013                                                                           6
2014                                                                           2
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $48
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2009, the Company has outstanding commitments totaling $595, of which $437 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with private placement securities and mortgage loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the liability balance was $7 and $4, respectively. As of December 31, 2009 and 2008, $10 and $11, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                   FOR THE YEARS ENDED
                                                      DECEMBER 31,
--------------------------------------------------------------------------------
                                              2009            2008          2007
                                         ---------       ---------       -------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                       $298           $(686)         $177
                                         ---------       ---------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                               (2,387)           (776)           75
 -- Net Operating Loss Carryforward            688            (719)           --
                                         ---------       ---------       -------
                         TOTAL DEFERRED     (1,699)         (1,495)           75
                                         ---------       ---------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $(1,401)        $(2,181)         $252
                                         ---------       ---------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2009            2008
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $596            $660
Net unrealized loss on investments                    1,258           2,924
Investment-related items                              1,637           2,424
NOL Carryover                                            80             768
Minimum tax credit                                      514             241
Capital Loss Carryforward                               256              24
Foreign tax credit carryovers                            50              18
Depreciable & Amortizable assets                         59              64
Other                                                    35              19
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      4,485           7,142
VALUATION ALLOWANCE                                     (80)            (49)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      4,405           7,093
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition      (1,302)         (3,614)
 costs and reserves
Employee benefits                                       (37)            (35)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,339)         (3,649)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,066          $3,444
                                                  ---------       ---------

The Company had current federal income tax (payable)/ recoverable of $(15) and $566 as of December 31, 2009 and 2008, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the deferred tax asset is the expected tax benefit attributable to foreign net operating losses of $290, which have no expiration. A valuation allowance of $80 has been recorded which relates to foreign operations. No valuation allowance has been recorded for realized or unrealized losses. In assessing the need for a valuation allowance, management considered taxable income in prior carryback years, future taxable income and tax planning strategies that include holding debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, and sales of certain corporate assets. Such tax planning strategies are viewed by management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. However, we anticipate limited ability, going forward, to recognize a full tax benefit on realized losses which will result in additional valuation allowances.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $387 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $65, $500 and $0 for 2009, 2008 and 2007 respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. As a result, the Company recorded a tax benefit of $4. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result, the Company recorded a tax benefit of $35. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2009            2008           2007
--------------------------------------------------------------------------------
Tax provision at the U.S. federal      $(1,245)        $(2,007)        $398
 statutory rate
Dividends received deduction              (181)           (176)        (155)
Penalties                                   --              --            7
Foreign related investments                 28               3           (4)
Other                                       (3)             (1)           6
                                     ---------       ---------       ------
                              TOTAL    $(1,401)        $(2,181)        $252
                                     ---------       ---------       ------

12. DEBT

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2009 and 2008 $1,136 and $1,210, respectively, of consumer notes were outstanding. As of December 31, 2009, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2009 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $24 in 2010, $120 in 2011, $274 in 2012 and $200 in 2013, and $518
thereafter. For 2009 and 2008, interest credited to holders of consumer notes was $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2008 and 2007, and the statutory capital and surplus amounts as of December 31, 2008 and 2007 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2009 the statutory capital and surplus amounts as of December 31, 2009 are estimates, as the respective 2009 statutory filings have not yet been made.

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                 2009           2008          2007
--------------------------------------------------------------------
Statutory net income              $(539)       $(2,533)         $255
                                -------       --------       -------
Statutory capital and surplus    $5,365         $4,073        $4,448
                                -------       --------       -------

The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to

15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December, 2009 the NAIC issued SSAP 10R which modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. SSAP 10R will expire for periods after December 31, 2010.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $32, $24 and $22 for the years ended December 31, 2009, 2008 and 2007, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2009, employees whose prior year earnings were less than $105,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $105,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $13, $10 and $11 for the years ended December 31, 2009, 2008 and 2007, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan, The Hartford Employee Stock Purchase Plan and The Hartford Deferred Stock Unit Plan.

The Hartford has three primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. In 2009 and 2008, The Hartford issued shares from treasury in satisfaction of stock-based compensation. In 2007, The Hartford issued new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $25 million, $18 million and $21 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $5 million and $7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are generally measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, options granted have generally an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Restricted Unit awards

In 2009, The Hartford began issuing restricted units as part of The Hartford's 2005 Stock Plan. Restricted stock unit awards under the plan have historically been settled in shares, but under this award will be settled in cash and are thus referred to as "Restricted Units". The economic value recipients will ultimately realize will be identical to the value that would have been realized if the awards had been settled in shares, i.e., upon settlement, recipients will receive cash equal to The Hartford's share price multiplied by the number of restricted units awards.

Deferred Stock Unit Plan

Effective July 31, 2009, the Compensation and Personnel Committee of the Board authorized The Hartford Deferred Stock Unit Plan ("Deferred Stock Unit Plan"), and, on October 22, 2009, it was amended. The Deferred Stock Unit Plan provides for contractual rights to receive cash payments based on the value of a specified number of shares of stock. The Deferred Stock Unit Plan provides for two award types, Deferred Units and Restricted Units. Deferred Units are earned ratably over a year, based on the number of regular pay periods occurring during such year. Deferred Units are credited to the participants account on a quarterly basis based on the market price of the Company's common stock on the date of grant and are fully vested at all times. Deferred Units credited to employees prior to January 1, 2010 (other than senior executive officers hired on or after October 1, 2009) are not paid until after two years from their grant date. Deferred Units credited on or after January 1, 2010 (and any credited to senior executive officers hired on or after October 1, 2009) are paid in three equal installments after the first, second and third anniversaries of their grant date. Restricted Units are intended to be incentive compensation and unlike Deferred Units, vest over time, generally three years, and are subject to forfeiture. The Deferred Stock Unit Plan is structured consistent with the limitations and restrictions on employee compensation arrangements imposed by the Emergency Economic Stabilization Act of 2008 and the TARP Standards for Compensation and Corporate Governance Interim Final Rule issued by the U.S. Department of Treasury on June 10, 2009.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the period. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of six-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

Effective with the offering period beginning January 2010, the discount rate will change to 5% and the discounted price will be based on the market price per share on the last trading day of the offering period.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2009 and 2008 the Company had $50 billion and $49 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2009, 2008 and 2007, the Company recorded earned premiums of $285, $461 and $525 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2009 and 2008, $2.6 billion and $2.8 billion, respectively, of the account value had been assumed by the Company. Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life Insurance KK ("HLIKK") a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2009 and December 31, 2008 is $1.4 billion and $2.6 billion (of which $148 relates to the adoption of fair value), respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is a liability of $1 and $1 at December 31, 2009, and 2008, respectively. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $13 and $34 at December 31, 2009 and 2008, respectively.

The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. As of December 31, 2009 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $52 and $2.7 billion respectively. As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $14 and $4.3 billion, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and the affiliated captive reinsurer will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to HLAI.

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and the affiliated reinsurer will receive the economic risks and rewards related to the reinsured business through modco adjustments.

The consolidated balance sheet as of December 31, 2009 reflects the unlock of deferred policy acquisition costs, unearned revenue reserves and sales inducement assets which were reduced by $1,883, $93 and $218, respectively related to the direct U.S. variable annuity business of HLAI. In addition, the balance sheet reflects a modco reinsurance receivable of $182 and a deposit liability of $600 from the affiliated captive reinsurer as well as a net reinsurance recoverable of $761 related to this agreement. This reinsurance recoverable is comprised of an embedded derivative.

Under the coinsurance funds withheld portion of the agreement, HLIC's balance sheet as of December 31, 2009 reflected a reduction in reserves of $143 which were passed to WRR and an offsetting funds withheld liability.

The initial fair value of the derivative associated with the ceded business was recorded as an in substance capital contribution between these related parties of $887 after-tax.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact at inception on the Company's Statement of
Operations:

Fee income and other                                                              $84
Earned premiums                                                                   (50)
                                                                             --------
Total revenues                                                                     34
                                                                             --------
Benefits, losses and loss adjustment expenses                                     168
Amortization of deferred policy acquisition value of future profits             1,883
Other expenses                                                                     (9)
                                                                             --------
Total expenses                                                                  2,042
                                                                             --------
Loss before income taxes                                                       (2,008)
                                                                             --------
Income tax benefit                                                               (703)
                                                                             --------
                                                                   NET LOSS   $(1,305)
                                                                             --------

In addition to these impacts upon inception, this transaction transfers the economics of a portion of the Company's direct and all of the Company's assumed GMIB, GMAB, and GMWB exposures to WRR. In the fourth quarter, the Company recognized a reduction of the direct and assumed liability ceded in this transaction along with a corresponding realized capital loss associated with the reduction in value of the embedded and freestanding derivative.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

In the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in the European's operations and that it was evaluating strategic options with respect to its Institutional Markets businesses. The Company has also executed on plans to change the management structure of the organization and fundamentally reorganized the nature and focus of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company will complete these restructuring activities and execute final payment by December 2010.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2009. Asset impairment charges have also been recorded in 2009. No significant additional costs are expected.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

TOTAL RESTRUCTURING COSTS
------------------------------------------------------------------
Severance benefits                                             $19
Asset impairment charges                                        26
Other contract termination charges                               5
                                                              ----
 TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR
                                     ENDED DECEMBER 31, 2009   $50
                                                              ----

As of December 31, 2009 the liability for other contract termination charges was $5 as there were no payments made during the year ended December 31, 2009 for these charges. Amounts incurred during the year ended December 31, 2009 were recorded in the Life Other segment as other expenses.

18. SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, in keeping with the Company's June 2009 announcement to return to its historical strengths as a U.S.-centric insurance company, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A., ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction is expected to close in the first quarter of 2010. IHS primarily sells life insurance policies, capitalization products and private pension plans. The investment in IHS was reported by the Company as an equity method investment in Other Assets. As a result of the asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, the Company incurred an approximate $51 loss, pre-tax, or $44 loss, after-tax.

19. QUARTERLY RESULTS FOR 2009 AND 2008 (UNAUDITED)

                                MARCH 31,                   JUNE 30,
                           2009          2008          2009          2008
---------------------------------------------------------------------------
Revenues                   $3,149          $202        $1,714        $2,070
Benefits, claims and
 expenses                   3,529         1,187         1,403         1,630
Net income (loss)            (213)         (568)          216           362
                          -------       -------       -------       -------

                              SEPTEMBER 30,                 DECEMBER 31,
                           2009           2008           2009           2008
------------------------  ---------------------------------------------------------
Revenues                     $392           $(77)          $845          $(477)
Benefits, claims and
 expenses                   1,549          2,804          3,167          1,937
Net income (loss)            (713)        (1,823)        (1,447)        (1,525)
                          -------       --------       --------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(9)
(d)  (1)  Policy Rider.(8)
(d)  (2)  GMAB and GMDB Policy Riders.(10)
(d)  (3)  Disability Access Policy Rider(11)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(1)
(e) (1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(6)
(f)       Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(3)
(g)       Contracts of Reinsurance.(4)
(h)  (1)  Form of Participation Agreement.(5)
     (2) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(12)
     (3) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(12)
     (4) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(12)
     (5) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(12)
     (6) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(12)
(i)       Not Applicable.
(j)       Not Applicable.
(k) Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
(l)       Actuarial Opinion.(7)
(m)       Calculations.(7)
(n)       Consent of Deloitte & Touche LLP.
(o)       Letter regarding unaudited interim financial information.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(7)
(r)       Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(4) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, filed with the Securities and Exchange Commission on October 12, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(7) Incorporated by reference to the Post-Effective Amendment No. 21 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on April 30, 2010.

(8) Incorporated by reference to the Initial Filing to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on January 23, 2008.

(9) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 9, 2008.

(10) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on August 4, 2008.

(11) Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on July 30, 2009.

(12) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Tom Bartell                         Assistant Vice President
Scott Bredikis                      Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Elizabeth A. Caswell                Assistant Vice President
Karen Chamberlain                   Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
James Cubanski                      Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Joseph G. Eck                       Vice President
Susan L. Fiengo                     Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer and Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Assistant Vice President, Actuary
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Vice President, Actuary
George F. Jennings                  Associate Actuary
Thomas D. Jones                     Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   Executive Vice President
Alice Longworth                     Assistant Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti, Jr.                 Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Senior Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Mark M. Socha                       Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Jane Wolak                          Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 333-82866, filed on April 30, 2010.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG

     Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                      POSITIONS AND OFFICES
NAME                                                     WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diane Benken               Chief Financial Officer, Controller/FINOP
Neil S. Chaffee            Vice President/HLPP
Jeannie M. Iannello        Vice President/ILD Operations
Stephen T. Joyce           Executive Vice President/IIP Business Line Principal, Director
Brian Murphy               Chief Executive Officer, President/ILD Business Line Principal, Chairman of
                           the Board Director
Make Sides                 Chief Legal Officer, Secretary
Christopher S. Connor      AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of April, 2010.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John C. Walters,                            Lisa M. Proch
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
Chief Financial Officer, Director*
Ernest M. McNeil Jr., Senior Vice President & Chief
  Accounting Officer*                                              *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Lisa M. Proch
 Chairman of the Board, President, Director*                              Attorney-in-Fact
Gregory McGreevey, Executive Vice President, Chief Investment      Date:  April 30, 2010
 Officer, Director*

333-148814

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Lisa M. Proch, Assistant Vice President and Senior Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Awareness Letter of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.